UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

September 30, 2014

MFS® MUNICIPAL INCOME FUND

LMB-SEM

MFS® MUNICIPAL INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

A rift is growing between U.S. and global economic growth. The U.S. economy has regained momentum, with a more robust labor market and steadily declining unemployment, increased consumer confidence and growing industrial output. Corporate earnings remain strong overall.

However, the rest of the global economy is struggling. The sluggish eurozone economy is now the largest impediment to global growth. With high unemployment and low inflation, the region has been unable to gain traction since the 2008 – 2009 financial crisis. The European Central Bank’s efforts to stimulate growth have had limited success.

In Asia, China is struggling to boost its industrial output and Japan’s economic momentum has slowed after its sales tax increase in April.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

November 14, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue – Hospitals	14.0%
General Obligations – General Purpose	10.7%
Universities – Colleges	8.0%
Water & Sewer Utility Revenue	7.0%
Utilities – Municipal Owned	6.0%
State & Local Agencies	4.6%
Healthcare Revenue – Long Term Care	3.6%
General Obligations – Schools	3.4%
Tobacco	3.3%
Airport Revenue	3.3%

Composition including fixed income credit quality (a)(i)
AAA	7.2%
AA	31.1%
A	33.5%
BBB	16.7%
BB	2.9%
B	3.3%
C	0.1%
Not Rated	3.9%
Cash & Other	1.3%

Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	15.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2014 through September 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2014 through September 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.75%	$1,000.00	$1,051.17	$3.86
	Hypothetical (h)	0.75%	$1,000.00	$1,021.31	$3.80
B	Actual	1.50%	$1,000.00	$1,047.18	$7.70
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59
C	Actual	1.50%	$1,000.00	$1,047.05	$7.70
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59
I	Actual	0.50%	$1,000.00	$1,052.51	$2.57
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
A1	Actual	0.50%	$1,000.00	$1,051.22	$2.57
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
B1	Actual	1.27%	$1,000.00	$1,048.43	$6.52
	Hypothetical (h)	1.27%	$1,000.00	$1,018.70	$6.43

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from inverse floaters that are outside of the expense limitation arrangement (See Notes 2 and 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 97.4%
Issuer	Shares/Par	Value ($)

Alabama - 0.6%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 9/01/28	$1,760,000	$1,768,679
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	3,550,000	3,857,750
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	95,000	58,431
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	1,175,000	681,770
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,655,000	781,292
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	2,370,000	770,392
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	4,495,000	1,362,974
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	85,000	87,332
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	185,000	196,809
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	250,000	272,228
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	265,000	293,869
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	295,000	334,964
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	435,000	495,413
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	1,950,000	1,812,642

		$12,774,545
Arizona - 1.3%
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	$1,710,000	$1,940,303
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, FRN, 0.45%, 6/01/34 (Put Date 11/17/15)	1,900,000	1,899,582
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 10/01/20	4,610,000	5,194,087
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	3,715,000	3,747,432

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Arizona - continued
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 12/01/28	$13,500,000	$15,825,510

		$28,606,914
Arkansas - 0.4%
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/20	$3,970,000	$4,723,268
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/30	1,055,000	1,212,849
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/34	1,590,000	1,802,249

		$7,738,366
California - 14.3%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$985,000	$1,152,834
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 12/01/28 (u)	23,825,000	27,657,013
California Department of Water Resources, Power Supply Rev., “N”, 5%, 5/01/20	13,080,000	15,691,160
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	1,550,000	1,684,959
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	925,000	1,098,456
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	4,610,000	5,208,931
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,580,000	2,942,903
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/31	5,000,000	5,740,050
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	6,180,000	6,308,915
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	910,000	965,674
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	6,600,000	6,786,252
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	1,270,000	1,304,811
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	595,000	825,473
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	1,810,000	2,444,695
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,785,000	2,012,837
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	850,000	975,163

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	$950,000	$1,037,676
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	1,665,000	1,737,028
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	2,950,000	3,427,605
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	585,000	659,547
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	615,000	711,715
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	9,180,000	10,235,149
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	9,250,000	10,645,825
California State University Rev., “A”, 5%, 11/01/24	11,175,000	13,736,869
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,050,000	1,158,990
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	245,000	252,882
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 8/15/38	2,640,000	2,947,032
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,025,000	1,019,639
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	925,000	1,027,712
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	190,000	194,121
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	165,000	170,867
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	2,020,000	2,069,207
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,355,000	1,385,975
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	575,000	575,765
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	1,655,000	1,801,964
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	5,025,000	5,120,073

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	$126,224	$1,262
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,840,000	2,108,934
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,495,000	2,416,467
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,015,000	2,051,585
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	2,785,000	1,282,799
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	2,250,000	2,356,155
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,415,000	3,616,587
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	1,000,000	1,026,280
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	995,000	1,087,714
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	9,645,000	1,946,457
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	2,620,000	2,849,433
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	640,000	664,723
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	820,000	892,923
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	480,000	532,978
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	430,000	438,204
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	1,080,000	1,096,535
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	2,990,000	3,465,978
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/43	14,440,000	16,125,726
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	2,580,000	2,961,401
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	825,000	931,285
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	3,595,000	4,214,526
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	580,000	302,279

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/23, 5.875% to 8/01/28	$1,860,000	$1,488,446
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	2,900,000	2,070,049
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	1,930,000	1,198,337
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	3,915,000	2,208,021
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,335,000	2,301,712
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	2,210,000	2,352,921
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	11,790,000	12,810,660
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation , AGM, 5%, 9/01/30	715,000	824,867
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/39	4,655,000	5,402,221
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	3,270,000	3,738,428
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 12/01/14	2,225,000	2,234,345
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	9,315,000	10,066,162
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/24	500,000	586,045
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/25	1,500,000	1,742,955
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, FRN, 1.5%, 4/01/47 (Put Date 4/02/18)	4,320,000	4,369,464
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, FRN, 1.875%, 4/01/47 (Put Date 4/01/19)	3,485,000	3,550,030
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/28	6,000,000	6,751,560
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	340,000	367,387
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	7,570,000	8,320,111
San Jose, CA, Airport Rev., “C”, 5%, 3/01/30	1,115,000	1,279,886
San Jose, CA, Airport Rev., “C”, 5%, 3/01/31	560,000	640,360
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/26	5,100,000	3,593,970
State of California, 5%, 4/01/24	4,365,000	5,158,906
State of California, 5.25%, 10/01/28	2,965,000	3,483,163
State of California, 6.5%, 4/01/33	4,000,000	4,909,120

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
State of California, 6%, 11/01/39	$3,000,000	$3,628,230
State of California, General Obligation, “A”, FRN, 0.72%, 5/01/33 (Put Date 5/01/15)	9,670,000	9,673,675
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	2,075,000	2,379,320
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	915,000	1,037,528
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,440,000	1,909,338
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	1,265,000	1,399,672
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,005,000	684,347

		$307,247,234
Colorado - 3.3%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	$1,815,000	$1,946,751
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	195,000	218,661
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	695,000	750,649
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	605,000	648,584
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	545,000	566,680
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	490,000	536,717
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	495,000	537,530
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/29	700,000	774,529
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	1,035,000	1,154,553
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/31	1,855,000	2,076,839
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 11/15/38	4,330,000	5,391,067
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	1,195,000	1,333,118
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	4,620,000	5,116,881
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	1,960,000	2,250,884

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$6,150,000	$7,132,401
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	5,000,000	5,626,750
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/25	3,000,000	3,683,700
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,975,000	4,065,471
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	615,000	638,056
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	1,930,000	2,173,605
Denver, CO, City & County School District No. 1, 5%, 12/01/24	10,000,000	11,794,700
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	845,000	909,904
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	1,210,000	1,318,210
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 11/01/31	10,000	10,033
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 6/15/16	1,000,000	1,083,240
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	3,725,000	5,114,239
University of Colorado, Enterprise Rev., 5%, 6/01/29	4,220,000	4,824,557

		$71,678,309
Connecticut - 0.9%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/32	$2,910,000	$3,140,501
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	4,595,000	5,330,705
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	4,595,000	5,307,914
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	4,615,000	5,311,496

		$19,090,616
Delaware - 0.2%
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 7/01/37	$215,000	$217,245
University of Delaware Rev., “C”, FRN, 0.7%, 11/01/37 (Put Date 5/01/16)	5,000,000	5,002,350

		$5,219,595

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
District of Columbia - 1.0%
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/18, 5% to 4/01/40	$11,570,000	$10,350,291
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	1,450,000	1,647,215
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	560,000	648,189
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	3,235,000	3,438,546
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	4,080,000	4,235,122
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	405,000	408,074

		$20,727,437
Florida - 4.5%
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project), “B”, 5.1%, 5/01/14 (a)(d)	$40,000	$24,000
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	1,035,000	1,036,967
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	1,045,000	1,049,441
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	485,000	489,496
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	740,000	749,709
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	870,000	879,300
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/29	3,670,000	4,048,450
Citizens Property Insurance Corp., “A-1”, 5.25%, 6/01/17	750,000	836,220
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.25%, 8/15/23	305,000	305,034
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	4,300,000	4,702,738
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	25,000	25,037
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/23	250,000	292,935
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	7,855,000	9,357,819
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	505,000	583,290
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,425,000	2,523,116
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,130,000	5,245,425

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/45	$3,750,000	$3,907,538
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 7/01/31	360,000	361,832
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/31	400,000	470,016
Florida Power Agency Rev., “A”, 5%, 10/01/31	1,000,000	1,082,590
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	2,685,000	3,173,026
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	775,000	770,738
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	300,000	354,120
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/19	1,000,000	1,158,350
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/18	500,000	579,225
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/37	1,550,000	1,191,408
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 1/01/15	405,000	413,882
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 5/01/09 (a)(d)	190,000	85,500
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	510,000	516,528
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/35	5,885,000	6,441,839
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 4/01/28	1,875,000	2,003,306
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/42	2,240,000	2,567,757
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/33	500,000	533,150
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 10/01/32	2,000,000	798,140
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/39	1,000,000	1,091,770
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	6,920,000	8,350,710
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	55,000	48,127
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	280,000	296,400
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	135,000	138,980

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	$235,000	$241,928
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 10/01/35	1,000,000	1,097,930
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	430,000	482,193
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 10/01/27	295,000	339,442
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	475,000	472,012
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/32	330,000	331,033
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 10/01/19	205,000	208,376
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	2,850,000	3,138,164
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	4,275,000	4,654,406
South Broward, FL, Hospital District Rev., 5%, 5/01/36	500,000	528,970
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,025,000	1,155,226
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	150,000	135,753
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	6,795,000	7,344,444
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	55,000	34,650
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	245,000	272,367
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	225,000	244,953
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	485,000	521,356
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	1,455,000	1,550,273
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 12/01/20	3,300,000	3,307,029
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., NATL, 4.75%, 10/01/33	885,000	939,330
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	280,000	282,036
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 12/01/34	815,000	821,365

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	$20,000	$19,603

		$96,606,748
Georgia - 3.7%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$965,000	$1,040,839
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	965,000	1,036,642
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/25	1,415,000	1,672,700
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/26	800,000	938,688
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	2,770,000	3,389,372
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	1,320,000	1,429,441
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	1,295,000	1,614,904
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	955,000	991,710
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	4,850,000	5,179,655
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	5,285,000	6,179,063
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	1,415,000	1,647,499
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	4,345,000	5,040,895
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	235,000	271,665
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	3,910,000	4,421,858
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	3,680,000	4,284,992
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	2,285,000	2,638,992
Georgia Housing & Finance Authority Rev., 3%, 6/01/43	1,300,000	1,319,409
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	2,580,000	2,843,315
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 12/01/24	1,195,000	1,198,394
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	4,545,000	5,309,560
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	845,000	1,012,530
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	1,740,000	2,097,901
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 1/01/16	2,000,000	2,087,540
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 1/01/17	4,985,000	5,319,095
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 1/01/20	4,325,000	4,940,188

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	$3,065,000	$3,541,148
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 1/01/17	210,000	219,261
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	540,000	571,163
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	645,000	675,386
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 7/01/18	2,580,000	2,838,697
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), FRN, 2%, 7/01/25 (Put Date 6/13/19)	1,735,000	1,754,345
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	2,055,000	2,099,552

		$79,606,399
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/39	$910,000	$1,030,193
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	360,000	381,085
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	600,000	647,340
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	130,000	148,790
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	370,000	425,837

		$2,633,245
Hawaii - 1.5%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/29	$7,795,000	$7,805,134
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/33	9,390,000	9,402,301
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	375,000	460,358
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,100,000	1,350,415
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	3,655,000	4,235,853
State of Hawaii, “DZ”, 5%, 12/01/31	2,230,000	2,604,529
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	3,695,000	4,248,031
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	1,380,000	1,580,680
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	920,000	1,053,142

		$32,740,443

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	$450,000	$455,436

Illinois - 6.2%
Chicago, IL, Board of Education, NATL, 6.25%, 1/01/15	$5,530,000	$5,607,365
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	9,145,000	10,372,168
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	945,000	1,048,213
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	470,000	520,276
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,890,000	2,091,512
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	7,125,000	8,082,600
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 6/01/38	230,000	237,169
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 12/01/42	135,000	136,104
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	1,755,000	1,982,343
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	655,000	734,510
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	4,685,000	5,141,038
Chicago, IL, Water Rev., 5%, 11/01/39	490,000	542,729
Illinois Finance Authority Rev. (Centegra Health System), “A”, 5%, 9/01/39	3,720,000	3,894,542
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 5/15/23	3,355,000	3,395,864
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,145,000	2,131,787
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	3,285,000	3,362,625
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	1,500,000	1,538,250
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	2,990,000	3,237,602
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 11/15/29	2,975,000	3,586,898
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 11/15/37	2,445,000	2,902,215
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,685,000	4,621,911

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	$6,315,000	$7,263,955
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 5/15/25	6,900,000	7,725,240
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	1,500,000	1,724,655
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	2,455,000	2,824,453
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,095,000	1,106,782
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,945,000	1,955,911
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	2,730,000	3,237,944
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	4,210,000	5,014,236
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	4,455,000	5,207,672
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	2,610,000	2,831,954
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	8,750,000	10,197,425
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 6/15/22	4,575,000	5,335,823
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/22	5,000,000	6,040,500
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	5,645,000	6,283,224
State of Illinois, “B”, 5.25%, 6/15/34	1,275,000	1,421,128

		$133,338,623
Indiana - 1.8%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	$2,840,000	$3,191,677
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	1,710,000	1,868,774
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	2,445,000	2,630,747
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,190,000	2,326,853
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	1,595,000	1,669,630
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	1,515,000	1,629,822
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	4,000,000	4,691,960
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/39	3,000,000	3,483,000
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,490,000	2,562,857

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Indiana University Rev., “A”, 5%, 6/01/32	$525,000	$613,184
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	1,375,000	1,382,783
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,170,000	1,215,162
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 8/01/25	2,000,000	2,177,220
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,715,000	5,415,460
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/26	1,000,000	1,384,120
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,875,000	2,176,650
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	330,000	373,867
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	755,000	857,227

		$39,650,993
Iowa - 1.0%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	$1,200,000	$1,373,580
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	2,230,000	2,540,951
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	1,085,000	1,230,672
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,435,000	1,521,846
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	1,065,000	1,124,363
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/44	3,000,000	3,352,440
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	1,205,000	1,247,476
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	1,745,000	1,873,118
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	1,750,000	1,879,325
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	145,000	155,752
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	2,965,000	3,177,383
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	3,070,000	2,697,548

		$22,174,454

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kansas - 0.3%
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 12/01/36	$970,000	$1,027,055
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	95,000	99,144
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 12/01/37	435,000	452,735
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 6/01/37	110,000	112,816
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 12/01/27	95,000	96,790
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 12/01/36	1,180,000	1,249,219
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	115,000	121,633
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 6/01/38	830,000	849,073
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	2,110,000	1,473,835

		$5,482,300
Kentucky - 1.4%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	$2,305,000	$2,588,446
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	770,000	860,544
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	640,000	732,083
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	5,500,000	6,326,705
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 7/01/17	5,535,000	6,126,415
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/32	2,000,000	2,315,560
Knox County, KY, SYNCORA, 5.5%, 6/01/29 (Prerefunded 12/01/14)	640,000	645,459
Knox County, KY, SYNCORA, 5.625%, 6/01/35 (Prerefunded 12/01/14)	1,150,000	1,160,040
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/39	3,000,000	3,234,480

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kentucky - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	$4,655,000	$4,863,637
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,670,000	1,835,130

		$30,688,499
Louisiana - 2.2%
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 1/01/28	$1,980,000	$2,137,984
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,355,000	3,771,825
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,600,000	1,792,112
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	1,400,000	1,647,030
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	6,000,000	7,009,800
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	2,745,000	2,996,524
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 9/01/28	10,000,000	10,195,400
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	665,000	784,201
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	830,000	988,082
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	500,000	597,990
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/23	1,325,000	1,596,387
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/24	1,270,000	1,508,074
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/25	1,000,000	1,182,310
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/26	2,000,000	2,347,560
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	1,810,000	2,069,862
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2/01/25	1,250,000	1,255,788
State of Louisiana, “C”, 5%, 7/15/26	4,380,000	5,211,368

		$47,092,297
Maine - 0.3%
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/44	$6,000,000	$6,438,900

Maryland - 1.0%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	$1,285,000	$1,378,021
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/44	5,445,000	5,981,115

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	$795,000	$865,373
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	1,510,000	1,819,369
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,225,000	2,448,724
State of Maryland, “C”, 5%, 11/01/19	6,890,000	8,172,229

		$20,664,831
Massachusetts - 6.4%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/23	$2,645,000	$3,247,108
Commonwealth of Massachusetts, “A”, 5%, 4/01/17	10,000,000	11,111,500
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/30	5,000,000	6,513,350
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/34	2,000,000	2,285,400
Massachusetts Bay Transportation Authority, “A”, 7%, 3/01/21	3,245,000	3,998,067
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 3/01/21	3,780,000	4,115,551
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	9,445,000	11,743,441
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/28	6,930,000	3,780,731
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	2,395,000	2,776,452
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	835,000	719,110
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 8/01/21	1,000,000	1,154,750
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	460,000	504,100
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	275,000	296,978
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	435,000	471,997
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/31	2,780,000	3,173,565
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/36	1,670,000	1,879,001
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	420,000	490,006
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	2,380,000	2,416,581
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	1,150,000	1,178,474

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	$670,000	$809,045
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	2,015,000	2,156,010
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	225,000	251,474
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/21	1,255,000	1,407,169
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	2,355,000	2,470,631
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	2,445,000	2,564,218
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	4,650,000	4,987,125
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	29,195,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	835,000	899,846
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	1,195,000	1,283,167
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	4,055,000	4,762,881
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	465,000	503,916
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	470,000	513,771
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/26	12,500,000	14,876,000
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	4,215,000	5,331,638
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/19	4,340,000	4,943,607

		$138,811,910
Michigan - 3.2%
Detroit, MI, 5.25%, 11/01/35	$5,000,000	$5,378,750
Detroit, MI, (Financial Recovery Bonds), FRN, 3.5%, 10/07/16	2,105,000	2,105,000
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	5,920,000	6,310,838
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	1,730,000	1,930,507
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	1,725,000	1,933,760
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,560,000	1,671,852

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	$930,000	$973,003
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	130,000	135,736
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	985,000	1,075,068
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	480,000	524,088
Michigan Finance Authority Rev. (City of Detroit), 2.85%, 8/20/15	1,965,000	1,978,932
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	450,000	469,026
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	580,000	626,876
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	240,000	260,813
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	570,000	615,116
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	485,000	515,734
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	3,195,000	3,530,187
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	7,165,000	7,875,195
Michigan Housing Development Authority, GNMA, 5.2%, 8/20/38	1,200,000	1,214,928
Michigan Strategic Fund (Waste Management, Inc.), FRN, 1.5%, 8/01/27 (Put Date 8/01/17)	5,495,000	5,533,025
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	985,000	1,156,203
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	1,970,000	2,126,024
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	5,220,000	5,796,079
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	7,795,000	8,516,115
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	2,325,000	2,983,370
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	1,000,000	1,098,550
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	610,000	682,663
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	470,000	505,245
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	1,020,000	1,089,482

		$68,612,165

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Minnesota - 0.4%
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/39	$6,445,000	$7,126,881
University of Minnesota, “A”, 5%, 12/01/25	710,000	839,994

		$7,966,875
Mississippi - 0.7%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$2,500,000	$2,795,325
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	1,625,000	1,817,530
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	110,000	138,372
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	495,000	640,713
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	2,455,000	3,089,863
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	1,450,000	1,661,889
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,250,000	1,421,950
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	1,665,000	1,878,620
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	610,000	683,371

		$14,127,633
Missouri - 0.5%
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	$1,410,000	$1,539,255
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	730,000	795,050
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	4,145,000	4,428,186
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	1,035,000	1,094,202
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	2,615,000	2,987,062

		$10,843,755
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/43	$2,500,000	$2,592,650

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nebraska - 1.1%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	$6,355,000	$7,053,605
Nebraska Investment Finance Authority Rev., Single Family Housing, “E”, 3%, 3/01/43	1,550,000	1,588,037
Nebraska Investment Finance Authority, Housing Rev., “A”, 3%, 3/01/44	1,970,000	2,072,578
Nebraska Investment Finance Authority, Housing Rev., “A”, 4%, 9/01/44	3,405,000	3,743,219
Nebraska Public Power District Rev., “C”, 5%, 1/01/18	8,335,000	8,749,333

		$23,206,772
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,610,000	$5,058,645
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	480,000	518,462

		$5,577,107
New Jersey - 3.4%
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	$470,000	$546,897
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	470,000	524,854
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	1,415,000	1,573,056
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	870,000	946,369
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	435,000	471,083
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,365,000	1,401,473
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	3,405,000	3,596,667
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	400,000	433,628
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	370,000	401,720
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/39	5,000,000	5,612,000
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,195,000	5,387,261
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	28,440,000	28,097,298

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	$7,960,000	$5,884,430
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	5,000,000	3,670,900
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	27,535,000	6,812,159
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	365,000	86,056
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 12/15/23	7,500,000	8,768,700

		$74,214,551
New Mexico - 1.2%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$9,975,000	$11,053,796
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 7/01/37	295,000	300,313
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 7/01/38	495,000	510,439
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, FRN, 5%, 11/01/39 (Put Date 8/01/19)	11,435,000	13,187,185

		$25,051,733
New York - 4.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,015,000	$2,275,640
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	1,450,000	1,654,320
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	1,080,000	1,225,768
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	275,000	308,523
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,950,000	4,555,338
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	6,010,000	7,108,328
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,475,000	1,728,921
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,395,000	1,592,699
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 12/15/25	5,000,000	5,999,350
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	2,300,000	2,740,128
New York Environmental Facilities, “C”, 5%, 5/15/41	2,745,000	3,082,690

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Environmental Facilities, ETM, 5%, 6/15/16	$570,000	$571,790
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,470,000	1,474,660
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,460,000	1,465,212
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	2,300,000	2,577,081
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	3,325,000	3,857,133
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	5,740,000	6,165,736
New York Utility Debt Securitization Authority Rev., “TE”, 5%, 12/15/18	280,000	308,574
New York, NY, “B”, 5%, 8/01/20	10,730,000	12,686,508
New York, NY, “J-4”, FRN, 0.59%, 8/01/25	1,715,000	1,715,755
New York, NY, “J-9”, FRN, 0.44%, 8/01/27	5,645,000	5,645,960
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	3,375,000	3,723,671
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	1,190,000	1,309,202
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 8/01/28	1,875,000	1,903,388
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	2,795,000	2,800,338
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,915,000	2,927,301
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/18	3,945,000	4,353,071
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/19	2,795,000	3,174,617
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	1,170,000	1,202,362
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	110,000	115,723
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	110,000	113,660
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,815,000	1,990,329
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,795,000	2,026,232
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	1,025,000	1,183,065
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,765,000	2,058,237

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	$2,315,000	$2,702,925
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	3,995,000	4,193,552

		$104,517,787
North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 1/01/18	$9,250,000	$10,805,203

North Dakota - 0.1%
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/31	$545,000	$592,682
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/35	550,000	591,283
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	1,570,000	1,707,155

		$2,891,120
Ohio - 1.6%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/24	$1,500,000	$1,730,115
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	1,105,000	1,217,467
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	1,915,000	2,103,685
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	2,770,000	3,045,255
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	645,000	660,016
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	480,000	485,203
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	645,000	638,756
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39 (Prerefunded 1/15/15)	6,000,000	6,112,620
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,095,000	1,179,797
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,195,000	4,489,363
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	415,000	457,193
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	150,000	150,257

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	$3,355,000	$3,776,086
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	9,114,390

		$35,160,203
Oklahoma - 0.7%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/38	$525,000	$528,255
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	4,400,000	4,825,876
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,670,000	5,390,254
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	1,910,000	1,994,078
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	1,440,000	1,512,734

		$14,251,197
Oregon - 0.1%
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	$2,470,000	$2,485,907
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 7/01/31	65,000	66,375

		$2,552,282
Pennsylvania - 4.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,195,000	$1,344,578
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	490,000	508,733
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,870,000	2,095,354
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	715,000	768,003
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	505,000	539,512
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	830,000	907,995
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	5,045,000	5,493,702
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	1,005,000	1,094,294

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/37	$270,000	$289,521
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	490,000	558,816
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	1,310,000	1,311,507
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,255,000	3,618,063
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	7,840,000	8,867,746
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.071%, 8/01/18	600,000	600,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.907%, 6/01/37	7,000,000	5,769,540
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.67%, 8/01/18 (p)	900,000	1,135,962
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	485,000	500,447
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	265,000	271,975
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	1,700,000	1,700,544
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	9,610,000	10,510,265
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	12,095,000	4,560,541
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	9,795,000	3,502,398
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,140,000	1,307,523
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	735,000	767,715
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 9/01/16	7,860,000	8,287,191
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	3,230,000	3,415,919
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	1,940,000	2,007,745
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,110,000	3,397,893
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	510,000	552,039
Pennsylvania State University, 5%, 3/01/35	905,000	1,018,333

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	$415,000	$449,885
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,425,000	2,537,205
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	1,175,000	1,227,229
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	150,000	156,695
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	355,000	370,439
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,020,000	1,178,345
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,900,000	2,142,212
Reading, PA, School District, “A”, 5%, 4/01/20	1,000,000	1,115,630
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	265,000	270,364

		$86,151,858
Puerto Rico - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$70,000	$72,945
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 7/01/15	5,585,000	5,805,049
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	295,000	307,378
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	640,000	655,962
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	150,000	155,000
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	120,000	124,912
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	50,000	50,971
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	60,000	59,494
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	135,000	136,335
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	225,000	228,731
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	465,000	459,755

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	$305,000	$299,925
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	150,000	138,582
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	520,000	500,885
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	600,000	570,108
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,010,000	897,597
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	390,000	332,627
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	545,000	447,794
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	45,000	54,096

		$11,298,146
Rhode Island - 1.3%
Providence, RI, “A”, 5%, 1/15/25	$1,345,000	$1,513,623
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	7,645,000	8,925,155
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/21	4,890,000	4,784,767
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/22	1,500,000	1,451,040
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/23	2,500,000	2,391,150

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/24	$4,550,000	$4,402,080
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/25	4,115,000	3,973,485

		$27,441,300
South Carolina - 1.5%
Chesterfield County, SC, School District, 5%, 3/01/25	$2,250,000	$2,653,335
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 11/01/34	5,000,000	5,019,800
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	40,000	40,058
Piedmont, SC, Municipal Power Agency, NATL, 6.25%, 1/01/21	4,150,000	5,133,633
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	5,750,000	6,102,648
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	2,745,000	3,050,958
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	6,550,000	7,280,063
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	2,920,000	3,244,003

		$32,524,498
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/24	$1,000,000	$1,131,950
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/25	1,000,000	1,119,920
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/26	1,400,000	1,553,468
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 7/01/42	1,205,000	1,307,413

		$5,112,751
Tennessee - 2.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$10,310,000	$11,490,289
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	3,000,000	3,252,000
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 8/01/17	275,000	275,149
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/31	2,585,000	2,997,825
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/29	4,765,000	5,474,651

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/30	$2,500,000	$2,857,600
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	2,775,000	2,898,182
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	1,575,000	1,740,233
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,500,000	1,707,345
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	1,665,000	1,916,915
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	2,385,000	2,753,411
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	2,215,000	2,573,476
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	2,805,000	3,300,644
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	270,000	311,105
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33	1,230,000	1,359,371

		$44,908,196
Texas - 7.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$995,000	$1,052,312
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,375,000	1,457,294
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	1,120,000	1,189,048
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	2,230,000	2,340,987
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/27	3,000,000	3,542,970
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (d)(q)	1,595,000	319
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	7,310,000	8,153,428
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	2,355,000	2,692,001
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,425,000	1,635,316
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	2,730,000	2,989,760

36

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	$1,875,000	$2,034,019
Dallas, TX, Independent School District, PSF, 5%, 8/15/23	6,000,000	7,284,600
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/39	10,000,000	11,229,800
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	415,000	429,907
El Paso, TX, Water & Sewer Rev., 5%, 3/01/28	455,000	519,929
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	3,685,000	4,263,250
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	300,000	316,197
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	116,013	1,160
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 11/15/25	2,460,000	2,461,771
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	8,235,000	9,359,901
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	1,560,000	1,741,756
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/27 (Prerefunded 12/01/18)	1,795,000	2,234,506
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,050,000	2,572,791
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 10/01/15	4,300,000	4,315,996
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	2,310,000	2,538,228
Houston, TX, Airport Systems Rev., “B”, 5%, 7/01/26	1,855,000	2,144,862
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	535,000	553,019
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	1,080,000	1,134,086
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	2,135,000	2,197,940
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	170,000	173,696
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	1,470,000	1,618,279

37

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$4,230,000	$5,483,687
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	310,000	334,518
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,520,000	2,892,506
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/46	1,195,000	1,286,668
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 7/01/38	1,125,000	1,144,170
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/29	15,000,000	17,253,300
North Texas Tollway Authority Rev., “C”, 1.95%, 1/01/38 (Put Date 1/01/19)	8,000,000	8,117,680
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 1/01/38	1,050,000	1,086,414
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,200,000	1,202,940
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	80,000	80,830
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,795,000	3,337,426
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2/01/36	10,000,000	10,420,400
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	395,000	428,903
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,100,000	3,339,351
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	4,500,000	4,315,545
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	250,000	257,875
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,495,000	1,835,920
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,195,000	1,433,295
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/31	960,000	1,112,506

38

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/32	$915,000	$1,054,117
Texas Transportation Commission State Highway Fund (First Tier), “A”, 4.75%, 4/01/17	10,130,000	11,193,245
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	735,000	851,608
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	2,575,000	2,975,207

		$165,617,239
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$2,200,000	$2,517,438

Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$1,250,000	$1,418,475

Vermont - 0.1%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	$1,805,000	$1,774,802
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/43	1,415,000	1,522,016

		$3,296,818
Virginia - 0.7%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	$4,870,000	$5,781,908
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	2,135,000	2,181,906
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.3%, 8/23/27 (p)	4,350,000	5,562,519
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	845,000	961,796
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	529,028	53

		$14,488,182
Washington - 7.0%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$2,255,000	$2,559,335
Seattle, WA, Port Rev., “B”, 5%, 8/01/24	3,000,000	3,490,710

39

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 12/01/25	$1,000,000	$1,105,300
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/31	5,655,000	6,012,792
State of Washington, “A”, 5%, 7/01/33	5,000,000	5,567,100
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	1,450,000	1,659,032
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	3,690,000	4,228,961
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36	5,285,000	6,330,954
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/27	14,095,000	16,128,627
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	3,955,000	4,240,076
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,165,000	2,452,793
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	3,905,000	3,934,444
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 7/01/32 (u)	25,010,000	27,582,028
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/37	16,315,000	18,638,093
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/38	17,130,000	19,539,506
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/39	17,985,000	20,468,189
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 7/01/16	5,145,000	5,750,669

		$149,688,609
West Virginia - 0.2%
Monongalia County, WV, Board of Education, 5%, 5/01/29	$1,445,000	$1,649,020
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	2,110,000	2,177,879
West Virginia Housing Development Fund, “A”, 1.2%, 11/01/17	1,345,000	1,347,434

		$5,174,333
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$2,215,000	$2,436,434
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	665,000	723,899
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, FRN, 1.25%, 8/15/25 (Put Date 8/15/17)	2,075,000	2,091,372
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	1,220,000	1,428,010

40

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	$430,000	$505,899
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,390,000	1,654,058
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,605,150
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	490,000	488,187
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	455,000	457,248
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	375,000	380,430
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	295,000	302,623
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	475,000	480,672
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,365,000	1,514,495
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	1,600,000	1,654,896

		$15,723,373
Total Municipal Bonds (Identified Cost, $1,940,391,514)		$2,097,200,343

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.03%, due 10/01/14	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.03%, due 10/01/14	2,300,000	2,300,000
Total Floating Rate Demand Notes, at Cost and Value		$3,800,000

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	69,247,600	$69,247,600
Total Investments (Identified Cost, $2,013,439,114)		$2,170,247,943

Other Assets, Less Liabilities - (0.8)%		(18,102,833)
Net Assets - 100.0%		$2,152,145,110

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,986,122 representing 0.6% of net assets.

41

Portfolio of Investments (unaudited) – continued

(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.
See Notes to Financial Statements

42

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,944,191,514)	$2,101,000,343
Underlying affiliated funds, at cost and value	69,247,600
Total investments, at value (identified cost, $2,013,439,114)	$2,170,247,943
Receivables for
Investments sold	2,126,420
Fund shares sold	2,987,253
Interest	27,969,939
Receivable from investment adviser	31,378
Other assets	1,153
Total assets	$2,203,364,086
Liabilities
Payables for
Distributions	$824,888
Investments purchased	3,350,613
Interest expense and fees	100,408
Fund shares reacquired	2,857,070
Payable to the holders of the floating rate certificates from trust assets	42,793,949
Payable to affiliates
Shareholder servicing costs	1,132,175
Distribution and service fees	16,921
Payable for independent Trustees’ compensation	24,223
Accrued expenses and other liabilities	118,729
Total liabilities	$51,218,976
Net assets	$2,152,145,110
Net assets consist of
Paid-in capital	$2,028,057,789
Unrealized appreciation (depreciation) on investments	156,808,829
Accumulated net realized gain (loss) on investments	(36,555,266)
Undistributed net investment income	3,833,758
Net assets	$2,152,145,110
Shares of beneficial interest outstanding	245,734,646

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$747,152,458	85,319,190	$8.76
Class B	28,189,620	3,214,435	8.77
Class C	163,123,534	18,563,046	8.79
Class I	626,918,031	71,671,490	8.75
Class A1	586,144,607	66,896,149	8.76
Class B1	616,860	70,336	8.77

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and Class A1, for which the maximum offering price per share were $9.20 [100 / 95.25 x $8.76] and $9.20 [100 / 95.25 x $8.76], respectively. On sales of $50,000 or more, the maximum offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

See Notes to Financial Statements

43

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$46,562,850
Dividends from underlying affiliated funds	31,398
Total investment income	$46,594,248
Expenses
Management fee	$4,215,962
Distribution and service fees	1,885,595
Shareholder servicing costs	822,363
Administrative services fee	142,469
Independent Trustees’ compensation	22,780
Custodian fee	101,552
Shareholder communications	47,787
Audit and tax fees	28,388
Legal fees	9,762
Interest expense and fees	162,357
Miscellaneous	135,972
Total expenses	$7,574,987
Fees paid indirectly	(23)
Reduction of expenses by investment adviser and distributor	(445,689)
Net expenses	$7,129,275
Net investment income	$39,464,973
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$646,899
Change in unrealized appreciation (depreciation) on investments	$64,291,507
Net realized and unrealized gain (loss) on investments	$64,938,406
Change in net assets from operations	$104,403,379

See Notes to Financial Statements

44

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/14 (unaudited)	Year ended 3/31/14
From operations
Net investment income	$39,464,973	$81,155,042
Net realized gain (loss) on investments	646,899	(37,959,177)
Net unrealized gain (loss) on investments	64,291,507	(91,426,776)
Change in net assets from operations	$104,403,379	$(48,230,911)
Distributions declared to shareholders
From net investment income	$(37,508,399)	$(77,388,318)
Change in net assets from fund share transactions	$26,726,641	$(156,666,308)
Total change in net assets	$93,621,621	$(282,285,537)
Net assets
At beginning of period	2,058,523,489	2,340,809,026
At end of period (including undistributed net investment income of $3,833,758 and $1,877,184, respectively)	$2,152,145,110	$2,058,523,489

See Notes to Financial Statements

45

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14		Years ended 3/31
Class A			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$8.48		$8.94	$8.68	$7.91	$8.32	$7.66
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.35	$0.39	$0.41	$0.41
Net realized and unrealized gain (loss) on investments	0.27		(0.47)	0.24	0.76	(0.42)	0.65
Total from investment operations	$0.43		$(0.14)	$0.59	$1.15	$(0.01)	$1.06
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.33)	$(0.38)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$8.76		$8.48	$8.94	$8.68	$7.91	$8.32
Total return (%) (r)(s)(t)(x)	5.12	(n)	(1.52)	6.88	14.83	(0.24)	14.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.79	0.81	0.81	0.82
Expenses after expense reductions (f)	0.75	(a)	0.75	0.76	0.77	0.78	0.78
Net investment income	3.68	(a)	3.92	3.90	4.69	4.95	5.04
Portfolio turnover	7	(n)	32	23	25	23	15
Net assets at end of period (000 omitted)	$747,152		$736,374	$1,027,992	$829,860	$764,621	$632,523
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.73	(a)	0.73	0.74	0.74	0.74	0.75

See Notes to Financial Statements

46

Financial Highlights – continued

	Six months ended 9/30/14		Years ended 3/31
Class B			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$8.49		$8.95	$8.70	$7.92	$8.34	$7.68
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.28	$0.33	$0.35	$0.35
Net realized and unrealized gain (loss) on investments	0.27		(0.48)	0.23	0.77	(0.43)	0.65
Total from investment operations	$0.40		$(0.21)	$0.51	$1.10	$(0.08)	$1.00
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)	$(0.32)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$8.77		$8.49	$8.95	$8.70	$7.92	$8.34
Total return (%) (r)(s)(t)(x)	4.72	(n)	(2.26)	5.95	14.09	(1.10)	13.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.54	1.56	1.56	1.57
Expenses after expense reductions (f)	1.50	(a)	1.51	1.51	1.52	1.53	1.53
Net investment income	2.92	(a)	3.16	3.15	3.91	4.21	4.30
Portfolio turnover	7	(n)	32	23	25	23	15
Net assets at end of period (000 omitted)	$28,190		$28,220	$37,759	$31,883	$22,842	$23,060
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.49	1.48	1.49	1.49	1.50

See Notes to Financial Statements

47

Financial Highlights – continued

	Six months ended 9/30/14		Years ended 3/31
Class C			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$8.51		$8.97	$8.71	$7.94	$8.35	$7.69
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.28	$0.33	$0.35	$0.35
Net realized and unrealized gain (loss) on investments	0.27		(0.48)	0.24	0.76	(0.42)	0.65
Total from investment operations	$0.40		$(0.21)	$0.52	$1.09	$(0.07)	$1.00
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)	$(0.32)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$8.79		$8.51	$8.97	$8.71	$7.94	$8.35
Total return (%) (r)(s)(t)(x)	4.70	(n)	(2.26)	6.06	13.92	(0.97)	13.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.54	1.56	1.56	1.57
Expenses after expense reductions (f)	1.50	(a)	1.51	1.51	1.52	1.52	1.53
Net investment income	2.91	(a)	3.15	3.14	3.92	4.19	4.26
Portfolio turnover	7	(n)	32	23	25	23	15
Net assets at end of period (000 omitted)	$163,124		$162,443	$234,735	$187,078	$149,727	$143,504
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.49	1.48	1.49	1.49	1.50

See Notes to Financial Statements

48

Financial Highlights – continued

	Six months ended 9/30/14		Years ended 3/31
Class I			2014	2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$8.47		$8.93	$8.67	$8.22
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.37	$0.27
Net realized and unrealized gain (loss) on investments	0.27		(0.47)	0.24	0.44	(g)
Total from investment operations	$0.44		$(0.12)	$0.61	$0.71
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.35)	$(0.26)
Net asset value, end of period (x)	$8.75		$8.47	$8.93	$8.67
Total return (%) (r)(s)(x)	5.25	(n)	(1.29)	7.15	8.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.55	0.55	(a)
Expenses after expense reductions (f)	0.50	(a)	0.50	0.51	0.52	(a)
Net investment income	3.92	(a)	4.13	4.13	4.70	(a)
Portfolio turnover	7	(n)	32	23	25
Net assets at end of period (000 omitted)	$626,918		$546,220	$334,033	$186,734
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	0.49	0.49	(a)

See Notes to Financial Statements

49

Financial Highlights – continued

	Six months ended 9/30/14		Years ended 3/31
Class A1			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$8.49		$8.95	$8.69	$7.92	$8.33	$7.67
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.37	$0.41	$0.43	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.47)	0.24	0.76	(0.42)	0.65
Total from investment operations	$0.43		$(0.12)	$0.61	$1.17	$0.01	$1.08
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.35)	$(0.40)	$(0.42)	$(0.42)
Net asset value, end of period (x)	$8.76		$8.49	$8.95	$8.69	$7.92	$8.33
Total return (%) (r)(s)(t)(x)	5.12	(n)	(1.27)	7.14	15.11	0.01	14.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.55	0.56	0.56	0.57
Expenses after expense reductions (f)	0.50	(a)	0.51	0.51	0.52	0.53	0.53
Net investment income	3.92	(a)	4.17	4.18	4.96	5.22	5.32
Portfolio turnover	7	(n)	32	23	25	23	15
Net assets at end of period (000 omitted)	$586,145		$584,287	$703,916	$714,380	$689,074	$787,041
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.49	0.49	0.49	0.49	0.50

See Notes to Financial Statements

50

Financial Highlights – continued

	Six months ended 9/30/14		Years ended 3/31
Class B1			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$8.49		$8.95	$8.69	$7.92	$8.34	$7.67
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.31	$0.35	$0.37	$0.37
Net realized and unrealized gain (loss) on investments	0.27		(0.48)	0.24	0.76	(0.43)	0.66
Total from investment operations	$0.41		$(0.19)	$0.55	$1.11	$(0.06)	$1.03
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.29)	$(0.34)	$(0.36)	$(0.36)
Net asset value, end of period (x)	$8.77		$8.49	$8.95	$8.69	$7.92	$8.34
Total return (%) (r)(s)(t)(x)	4.84	(n)	(2.02)	6.34	14.24	(0.86)	13.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.54	1.56	1.56	1.48
Expenses after expense reductions (f)	1.27	(a)	1.27	1.27	1.28	1.29	1.29
Net investment income	3.17	(a)	3.39	3.47	4.23	4.46	4.57
Portfolio turnover	7	(n)	32	23	25	23	15
Net assets at end of period (000 omitted)	$617		$980	$2,374	$4,304	$6,230	$12,558
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.25	(a)	1.25	1.25	1.26	1.26	1.26

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, August 1, 2011, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

51

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

52

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

53

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,097,200,343	$—	$2,097,200,343
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	69,247,600	—	—	69,247,600
Total Investments	$69,247,600	$2,101,000,343	$—	$2,170,247,943

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and

54

Notes to Financial Statements (unaudited) – continued

amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2014, the fund’s payable to the holders of the floating rate certificates from trust assets was $42,793,949 and the interest rate on the floating rate certificates issued by the trust was 0.05%. For the six months ended September 30, 2014, the average payable to the holders of the floating rate certificates from trust assets was $42,790,101 at a weighted average interest rate of 0.08%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2014, interest expense and fees in connection with self-deposited inverse floaters were $162,357. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as

55

Notes to Financial Statements (unaudited) – continued

additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

3/31/14
Ordinary income (including any short-term capital gains)	$217,925
Tax-exempt income	77,170,393
Total distributions	$77,388,318

56

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/14
Cost of investments	$1,960,164,482
Gross appreciation	171,397,589
Gross depreciation	(4,108,077)
Net unrealized appreciation (depreciation)	$167,289,512

As of 3/31/14
Undistributed tax-exempt income	8,150,720
Capital loss carryforwards	(44,500,124)
Post-October capital loss deferral	(1,607,067)
Other temporary differences	(6,273,536)
Net unrealized appreciation (depreciation)	101,422,348

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2014 the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
3/31/18	$(937,881)
3/31/19	(7,352,883)
Total	$(8,290,764)

Post-enactment losses which are characterized as follows:
Short-Term	$(25,965,052)
Long-Term	(10,244,308)
Total	$(36,209,360)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase.

57

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/14	Year ended 3/31/14
Class A	$12,935,479	$31,460,760
Class B	388,097	940,625
Class C	2,218,021	5,612,258
Class I	10,948,536	14,420,196
Class A1	11,006,693	24,906,692
Class B1	11,573	47,787
Total	$37,508,399	$77,388,318

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.37% of the fund’s average net assets in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. For the six months ended September 30, 2014, this management fee reduction amounted to $130,912, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended September 30, 2014, this management fee reduction amounted to $49,704, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2014 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. For the six months ended September 30, 2014, this reduction amounted to $250,761 and is included in the reduction of total expenses in the Statement of Operations.

58

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $221,238 and $10,822 for the six months ended September 30, 2014, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$926,375
Class B	0.75%	0.25%	1.00%	1.00%	141,881
Class C	0.75%	0.25%	1.00%	1.00%	813,456
Class B1	0.75%	0.25%	1.00%	0.77%	3,883
Total Distribution and Service Fees					$1,885,595

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2014 based on each class’s average daily net assets. The service fee rate attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B1 shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. For the six months ended September 30, 2014 this reduction amounted to $907 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2014, this rebate amounted to $11,254, $1, and $16 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A and A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1

59

Notes to Financial Statements (unaudited) – continued

shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2014, were as follows:

Amount
Class A	$6,181
Class B	20,842
Class C	5,102
Class A1	—
Class B1	661

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2014, the fee was $136,873, which equated to 0.0130% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $685,490.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2014 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,678 and is included in independent Trustees’ compensation for the six months ended September 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $24,212 at September 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the

60

Notes to Financial Statements (unaudited) – continued

funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. Frank L. Tarantino serves as the ICCO and is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended September 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,856 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,134, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. On October 31, 2014, Mr. Tarantino resigned as ICCO and the service agreement between the funds and Tarantino LLC for the services of an ICCO was terminated. Effective November 1, 2014, the funds entered into a service agreement which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO). Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended September 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $194,781,785 and $136,721,578, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,116,560	$61,668,840	16,698,114	$142,378,298
Class B	106,791	927,977	285,299	2,417,714
Class C	1,200,927	10,440,536	2,570,610	22,049,319
Class I	12,199,281	105,446,412	48,561,475	408,726,226
Class A1	310,010	2,693,958	522,908	4,464,650
Class B1	1,079	9,361	2,760	23,426
	20,934,648	$181,187,084	68,641,166	$580,059,633

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Notes to Financial Statements (unaudited) – continued

	Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,355,018	$11,771,969	3,305,143	$27,934,427
Class B	38,967	338,983	95,723	809,735
Class C	212,592	1,853,258	532,886	4,517,825
Class I	1,100,732	9,555,028	1,290,841	10,873,874
Class A1	996,528	8,662,551	2,265,384	19,141,145
Class B1	923	8,022	4,248	36,066
	3,704,760	$32,189,811	7,494,225	$63,313,072

Shares reacquired
Class A	(9,977,237)	$(86,223,336)	(48,149,446)	$(405,605,754)
Class B	(253,878)	(2,200,475)	(1,275,436)	(10,763,014)
Class C	(1,937,419)	(16,797,101)	(10,178,906)	(86,043,859)
Class I	(6,104,594)	(52,753,001)	(22,776,518)	(189,795,718)
Class A1	(3,263,774)	(28,269,259)	(12,617,892)	(106,482,583)
Class B1	(46,999)	(407,082)	(156,794)	(1,348,085)
	(21,583,901)	$(186,650,254)	(95,154,992)	$(800,039,013)

Net change
Class A	(1,505,659)	$(12,782,527)	(28,146,189)	$(235,293,029)
Class B	(108,120)	(933,515)	(894,414)	(7,535,565)
Class C	(523,900)	(4,503,307)	(7,075,410)	(59,476,715)
Class I	7,195,419	62,248,439	27,075,798	229,804,382
Class A1	(1,957,236)	(16,912,750)	(9,829,600)	(82,876,788)
Class B1	(44,997)	(389,699)	(149,786)	(1,288,593)
	3,055,507	$26,726,641	(19,019,601)	$(156,666,308)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2014, the fund’s commitment fee and interest expense were $3,970 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

62

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	131,256,843	144,488,064	(206,497,307)	69,247,600

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,398	$69,247,600

63

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

64

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

65

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee on the Fund’s average daily net assets over $1.3 billion and $2 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

66

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

67

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

68

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2014

MFS® MUNICIPAL SERIES TRUST

For the states of:

Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

A rift is growing between U.S. and global economic growth. The U.S. economy has regained momentum, with a more robust labor market and steadily declining unemployment, increased consumer confidence and growing industrial output. Corporate earnings remain strong overall.

However, the rest of the global economy is struggling. The sluggish eurozone economy is now the largest impediment to global growth. With high unemployment and low inflation, the region has been unable to gain traction since the 2008 – 2009 financial crisis. The European Central Bank’s efforts to stimulate growth have had limited success.

In Asia, China is struggling to boost its industrial output and Japan’s economic momentum has slowed after its sales tax increase in April.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

November 14, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	20.1%
General Obligations – Schools	13.6%
State & Local Agencies	13.4%
General Obligations – General Purpose	11.1%
Universities – Colleges	9.3%

Composition including fixed income credit quality (a)(i)
AAA	6.8%
AA	35.0%
A	37.3%
BBB	12.3%
BB	3.1%
B	0.1%
Not Rated	2.9%
Cash & Other	2.5%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	16.6 yrs.

Jurisdiction (i)
Alabama	78.7%
New York	3.0%
California	2.4%
Guam	2.2%
Wisconsin	1.8%
U.S. Virgin Islands	1.6%
Massachusetts	1.6%
Florida	1.0%
New Hampshire	0.8%
Texas	0.7%
Colorado	0.7%
Tennessee	0.6%
Virginia	0.6%
Illinois	0.6%
Kentucky	0.5%
Indiana	0.3%
Michigan	0.3%
New Jersey	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	24.7%
Water & Sewer Utility Revenue	15.5%
Healthcare Revenue – Hospitals	11.2%
Sales & Excise Tax Revenue	9.7%
General Obligations – Schools	9.3%

Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	52.6%
A	31.5%
BBB	8.3%
BB	1.2%
B	0.4%
CCC	0.4%
Not Rated	2.3%
Cash & Other	(1.1)%

Portfolio facts (i)
Average Duration (d)	7.4
Average Effective Maturity (m)	14.9 yrs.

Jurisdiction (i)
Arkansas	78.7%
New York	4.1%
Guam	3.8%
California	3.1%
Massachusetts	1.4%
Kentucky	1.2%
U.S. Virgin Islands	1.2%
Michigan	1.1%
Puerto Rico	1.1%
Wisconsin	1.0%
New Jersey	0.7%
Indiana	0.7%
Texas	0.5%
New Hampshire	0.5%
Colorado	0.5%
Ohio	0.4%
Illinois	0.3%
Tennessee	0.3%
Florida	0.3%
Missouri	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	12.8%
Tax Assessment	11.9%
General Obligations – Schools	11.8%
Universities – Colleges	10.0%
General Obligations – General Purpose	7.5%

Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	24.3%
A	45.3%
BBB	15.9%
BB	5.3%
B	0.6%
Not Rated	3.1%
Cash & Other	0.8%

Portfolio facts (i)
Average Duration (d)	7.4
Average Effective Maturity (m)	16.6 yrs.

Jurisdiction (i)
California	96.1%
Guam	1.3%
Illinois	1.1%
Pennsylvania	0.7%
New Jersey (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

4

Portfolio Composition – continued

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.6%
Universities – Colleges	16.8%
Water & Sewer Utility Revenue	15.6%
General Obligations – Schools	8.2%
General Obligations – General Purpose	7.8%

Composition including fixed income credit quality (a)(i)
AAA	9.1%
AA	37.2%
A	37.4%
BBB	12.1%
BB	1.6%
B	0.5%
Not Rated	1.1%
Cash & Other	1.0%

Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	16.0 yrs.

Jurisdiction (i)
Georgia	80.4%
Guam	2.6%
New York	1.8%
Florida	1.6%
California	1.6%
New Jersey	1.4%
U.S. Virgin Islands	1.4%
Tennessee	0.9%
Illinois	0.9%
Wisconsin	0.8%
Texas	0.7%
Puerto Rico	0.7%
North Carolina	0.7%
Kentucky	0.7%
Michigan	0.6%
New Hampshire	0.6%
Virginia	0.6%
Colorado	0.5%
Indiana	0.3%
Louisiana	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

5

Portfolio Composition – continued

MFS Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.2%
General Obligations – General Purpose	20.3%
Water & Sewer Utility Revenue	10.8%
Universities – Colleges	6.6%
Universities – Dormitories	4.7%

Composition including fixed income credit quality (a)(i)
AAA	20.5%
AA	32.2%
A	23.4%
BBB	15.3%
BB	2.6%
B	0.9%
Not Rated	5.8%
Cash & Other	(0.7)%

Portfolio facts (i)
Average Duration (d)	7.6
Average Effective Maturity (m)	15.3 yrs.

Jurisdiction (i)
Maryland	80.4%
Guam	2.2%
Puerto Rico	2.0%
Kentucky	2.0%
New Jersey	1.9%
U.S. Virgin Islands	1.6%
California	1.6%
District of Columbia	1.5%
Tennessee	1.3%
Indiana	1.0%
Florida	0.9%
New York	0.8%
Illinois	0.7%
Texas	0.6%
New Hampshire	0.6%
Colorado	0.5%
Washington	0.5%
Michigan	0.5%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

6

Portfolio Composition – continued

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	21.4%
Healthcare Revenue – Hospitals	11.7%
General Obligations – General Purpose	10.1%
Miscellaneous Revenue – Other	8.4%
Water & Sewer Utility Revenue	6.6%

Composition including fixed income credit quality (a)(i)
AAA	13.8%
AA	40.8%
A	25.1%
BBB	13.7%
BB	2.0%
B	1.0%
Not Rated	3.1%
Cash & Other	0.5%

Portfolio facts (i)
Average Duration (d)	7.8
Average Effective Maturity (m)	16.4 yrs.

Jurisdiction (i)
Massachusetts	84.5%
California	2.3%
Illinois	1.6%
Guam	1.3%
Kentucky	1.3%
New York	1.1%
Florida	1.0%
Tennessee	0.9%
New Jersey	0.8%
U.S. Virgin Islands	0.8%
Wisconsin	0.8%
Puerto Rico	0.6%
Pennsylvania	0.5%
Colorado	0.5%
Texas	0.4%
New Hampshire	0.3%
Louisiana	0.3%
Washington	0.3%
Missouri	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

7

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2014 through September 30, 2014

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2014 through September 30, 2014.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.93%	$1,000.00	$1,045.30	$4.77
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.68%	$1,000.00	$1,041.39	$8.60
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.74%	$1,000.00	$1,043.46	$3.79
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.50%	$1,000.00	$1,039.49	$7.67
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

8

Expense Tables – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.72%	$1,000.00	$1,056.56	$3.71
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
B	Actual	1.48%	$1,000.00	$1,052.54	$7.62
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
C	Actual	1.61%	$1,000.00	$1,051.63	$8.28
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.95%	$1,000.00	$1,046.30	$4.87
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
B	Actual	1.70%	$1,000.00	$1,042.20	$8.70
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.95%	$1,000.00	$1,041.10	$4.86
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
B	Actual	1.70%	$1,000.00	$1,037.23	$8.68
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.83%	$1,000.00	$1,050.25	$4.27
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.60%	$1,000.00	$1,046.14	$8.21
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Massachusetts Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratios above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

9

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.3%

Issuer	Shares/Par	Value ($)

Airport Revenue - 2.3%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/30	$1,000,000	$1,121,230
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	70,000	76,661
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	45,000	48,816
		$1,246,707
General Obligations - General Purpose - 11.0%
Auburn, AL, Sewer Rev., “H”, 5.625%, 12/01/33	$1,000,000	$1,173,280
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2/01/29	250,000	269,520
Guam Government, “A”, 6.75%, 11/15/29	260,000	291,751
Guam Government, “A”, 7%, 11/15/39	60,000	67,925
Huntsville, AL, School Warrants, “C”, 5%, 11/01/30	1,000,000	1,175,250
Jasper, AL, Warrants, 5%, 3/01/32	500,000	563,100
Madison, AL, Refunding Warrants, 5.15%, 2/01/39	1,000,000	1,115,420
Montgomery County, AL, Warrants, SYNCORA, 5%, 3/01/28	500,000	542,275
State of California, 6%, 11/01/39	550,000	665,175
		$5,863,696
General Obligations - Schools - 13.5%
Huntsville, AL, School Warrants, “B”, 5%, 9/01/29	$500,000	$580,280
Huntsville, AL, School Warrants, “C”, 5%, 11/01/22	500,000	602,675
Huntsville, AL, School Warrants, “C”, 5%, 11/01/29	200,000	236,282
Jefferson County, AL, School Warrants, AGM, 5.5%, 2/15/20	1,750,000	1,750,823
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2/01/29	880,000	947,487
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 9/01/34	1,000,000	1,087,470
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	490,000	175,734
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/31	500,000	555,700
Sumter County, AL, School Warrants, 5.2%, 2/01/39	1,000,000	1,045,180
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	495,000	230,234
		$7,211,865
Healthcare Revenue - Hospitals - 19.8%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/25	$1,500,000	$1,504,515

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 11/15/39	$750,000	$791,108
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	500,000	510,680
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 6/01/39	750,000	849,952
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	300,000	325,977
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/36 (Put Date 9/01/18)	1,000,000	1,113,680
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	435,000	502,682
Health Care Authority for Baptist Health, AL, “D”, 5%, 11/15/21	875,000	899,115
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/30	1,000,000	1,076,920
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	255,000	293,375
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	265,000	276,877
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/30	500,000	532,680
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	370,000	406,008
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/25	500,000	555,850
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	505,000	591,103
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	340,000	351,832
		$10,582,354
Healthcare Revenue - Long Term Care - 1.5%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	$750,000	$796,740

Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$420,000	$496,755

10

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - 2.4%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 9/01/28	$200,000	$200,990
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	500,000	464,780
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	250,000	290,170
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	300,000	342,276
		$1,298,216
Miscellaneous Revenue - Other - 1.4%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$65,000	$68,331
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	95,000	99,445
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	495,000	555,732
		$723,508
Port Revenue - 1.1%
Alabama Port Authority Docks Facility, 6%, 10/01/40	$500,000	$571,710

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$325,000	$362,144
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	515,000	638,214
		$1,000,358
Single Family Housing - State - 0.8%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 10/01/33	$400,000	$417,372

State & Local Agencies - 13.3%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/29	$1,000,000	$1,121,720
Alabama Public School & College Authority Rev., “A”, 5%, 2/01/26	500,000	601,565
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/29 (Prerefunded 5/01/19)	1,000,000	1,176,580
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/25	800,000	956,928
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/27	500,000	601,735
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/32	500,000	562,260

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/30	$385,000	$428,774
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	35,000	38,919
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	145,000	166,435
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	225,000	193,772
Montgomery County, AL, Public Building Authority Rev., Warrants (Facilities Project), 5%, 3/01/27	1,050,000	1,241,835
		$7,090,523
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$95,000	$104,470
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	30,000	32,970
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	65,000	70,392
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	65,000	71,020
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	400,000	434,896
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	235,000	260,911
		$974,659
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	$90,000	$66,076
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	10,000	2,358
		$68,434
Toll Roads - 1.3%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	$280,000	$160,630
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	465,000	241,279
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	110,000	123,121
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	180,000	193,108
		$718,138
Universities - Colleges - 9.1%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/34	$1,300,000	$1,418,170
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/39	1,000,000	1,141,850
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/38	1,000,000	1,087,810

11

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of South Alabama, University Rev., AMBAC, 5%, 12/01/29	$1,000,000	$1,079,920
University of South Alabama, University Rev., BHAC, 5%, 8/01/38	150,000	161,498
		$4,889,248
Universities - Secondary Schools - 0.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$190,000	$246,312

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$70,000	$75,544

Utilities - Municipal Owned - 5.4%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/37	$1,000,000	$1,097,190
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 11/01/25 (Prerefunded 11/01/15)	1,000,000	1,051,870
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	265,000	310,538
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	230,000	256,786
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	130,000	150,722
		$2,867,106
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$295,000	$335,778

Water & Sewer Utility Revenue - 7.5%
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/39	$1,000,000	$1,064,480
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	750,000	834,225

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	$45,000	$49,322
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	45,000	48,713
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	300,000	340,641
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	15,000	16,212
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	10,000	10,867
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	20,000	21,583
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	20,000	21,267
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 3/01/24 (Prerefunded 3/01/15)	1,000,000	1,020,050
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/32	500,000	556,370
		$3,983,730
Total Municipal Bonds (Identified Cost, $47,465,535)		$51,458,753

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,369,761	$1,369,761
Total Investments (Identified Cost, $48,835,296)		$52,828,514

Other Assets, Less Liabilities - 1.1%		580,181
Net Assets - 100.0%		$53,408,695

See Portfolio Footnotes and Notes to Financial Statements

12

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.7%

Issuer	Shares/Par	Value ($)

Airport Revenue - 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$235,000	$257,360
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	160,000	173,570
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	95,000	104,362
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	105,000	117,508
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	80,000	85,999
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	125,000	133,515
		$872,314
General Obligations - General Purpose - 6.6%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 6/01/17	$1,840,000	$1,806,107
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 10/01/16	1,765,000	1,926,868
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/20	1,000,000	1,189,740
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/21	2,000,000	2,409,660
Arkansas Four-Lane Highway Construction & Improvement, 4%, 6/15/20	2,000,000	2,278,020
Guam Government, “A”, 6.75%, 11/15/29	515,000	577,892
Guam Government, “A”, 5.25%, 11/15/37	255,000	255,711
Guam Government, “A”, 7%, 11/15/39	65,000	73,585
State of California, 6%, 11/01/39	1,160,000	1,402,916
		$11,920,499
General Obligations - Schools - 9.1%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 6/01/15	$1,100,000	$1,097,965
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/24	3,185,000	3,497,480
Crittenden County, AR, Community College District, 4.6%, 2/01/35	285,000	289,628
Crittenden County, AR, Community College District, 4.7%, 2/01/40	625,000	633,138
Crittenden County, AR, Community College District, 4%, 2/01/42	1,450,000	1,490,441
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 5/15/28	1,380,000	1,413,838
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/22	1,000,000	1,152,930
Pulaski, AR, Special School District Construction, 5%, 2/01/35	2,000,000	2,006,040

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	$2,100,000	$897,519
Springdale, AR, School District No. 050, “A”, 4.625%, 6/01/37	2,000,000	2,134,280
Van Buren, AR, School District No. 42, 4.5%, 4/01/31	375,000	379,031
Van Buren, AR, School District No. 42, 4.625%, 4/01/33	745,000	751,482
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	1,655,000	769,774
		$16,513,546
Healthcare Revenue - Hospitals - 11.1%
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/32	$540,000	$556,168
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	420,000	485,348
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	510,000	586,750
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/28	1,000,000	1,128,820
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/32	1,085,000	1,188,422
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/26	2,150,000	2,433,155
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	510,000	584,215
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	545,000	626,919
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	395,000	453,606
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	470,000	491,065
Mena, AR, Hospital Rev., 4.25%, 8/01/21	400,000	404,308
Mena, AR, Hospital Rev., 4.6%, 8/01/24	615,000	622,878
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	255,000	291,281
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	355,000	389,549
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	490,000	525,260

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39 (Prerefunded 1/15/15)	$685,000	$697,857
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 3/01/20	1,000,000	1,087,610
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/43	750,000	822,413
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/34	750,000	832,148
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/39	1,375,000	1,519,595
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,245,000	1,360,175
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2/01/35	1,000,000	1,004,630
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	990,000	1,158,795
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	675,000	698,490
		$19,949,457
Industrial Revenue - Other - 1.0%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$1,515,000	$1,791,866

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$113,540

Miscellaneous Revenue - Other - 1.0%
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	$1,615,000	$1,813,144

Sales & Excise Tax Revenue - 9.6%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/25	$880,000	$951,940
Bentonville, AR, Sales & Use Tax, 4%, 11/01/26	1,310,000	1,400,416
Cabot, AR, Sales & Use Tax , 5%, 6/01/26	700,000	806,057
Cabot, AR, Sales & Use Tax, 5%, 6/01/27	1,300,000	1,485,250
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	760,000	846,860
Crawford County, AR, Sales & Use Tax, AGM, 3%, 9/01/17	425,000	449,701
Crawford County, AR, Sales & Use Tax, AGM, 3%, 9/01/18	600,000	637,590
Crawford County, AR, Sales & Use Tax, AGM, 4%, 9/01/20	250,000	277,743
Crawford County, AR, Sales & Use Tax, AGM, 4%, 9/01/21	560,000	622,014

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/23	$380,000	$450,030
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/24	2,040,000	2,359,546
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	210,000	235,505
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,000,000	1,277,490
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	415,000	331,448
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 8/01/56	4,705,000	313,682
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/23	1,000,000	1,145,180
Rogers, AR, Sales & Use Tax Rev., 4.125%, 11/01/31	500,000	525,520
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/28	1,000,000	1,139,430
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/32	1,840,000	1,981,533
		$17,236,935
Single Family Housing - State - 0.8%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 7/01/27	$340,000	$340,789
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 1/01/35	185,000	190,023
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/31	585,000	587,679
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 7/01/28	415,000	420,071
		$1,538,562
State & Local Agencies - 2.5%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/34	$2,605,000	$2,924,998
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/34	500,000	534,340
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	865,000	996,489
		$4,455,827
Tax - Other - 5.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$490,000	$538,843
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	65,000	71,435
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 8/01/15	545,000	577,417
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/34	3,000,000	3,400,470
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/23	810,000	854,639
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/24	1,685,000	1,772,199

14

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	$135,000	$146,198
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	150,000	157,562
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	135,000	147,502
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	940,000	1,022,006
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	505,000	560,681
		$9,248,952
Tobacco - 2.8%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/26	$2,440,000	$1,638,411
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/27	2,470,000	1,583,319
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/28	500,000	305,780
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 5/15/39	290,000	270,747
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	480,000	474,216
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	305,000	223,925
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	2,485,000	614,789
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	35,000	8,252
		$5,119,439
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$230,000	$282,449
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	180,000	215,894
		$498,343
Transportation - Special Tax - 0.3%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 11/15/37	$490,000	$522,247

Universities - Colleges - 24.3%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 4/01/35	$1,000,000	$1,004,710

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/31	$2,500,000	$2,690,150
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 3/01/32	2,595,000	2,816,354
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/27	545,000	600,852
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/26	500,000	523,900
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23	1,070,000	1,160,255
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	830,000	1,082,395
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 7/01/48	1,605,000	1,757,555
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	85,000	72,496
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	140,000	115,030
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	60,000	47,915
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	23,466
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/24	1,000,000	1,070,490
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 4/01/41	1,000,000	1,108,040
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/29	605,000	696,246
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/29	200,000	229,704
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/25	2,000,000	2,412,800
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/22	505,000	605,394
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/23	520,000	626,392
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 10/01/25	780,000	934,120
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/21	1,310,000	1,566,236
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/26	1,000,000	1,160,530
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/28	860,000	974,664

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/23	$250,000	$270,858
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/24	250,000	269,675
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/25	500,000	535,320
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/26	305,000	322,498
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 12/01/34	750,000	804,195
University of Arkansas Rev., “A”, 5%, 11/01/33	1,000,000	1,107,790
University of Arkansas, Administration Building Rev. , “A”, 5%, 11/01/38	1,000,000	1,105,740
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 11/01/26 (Prerefunded 11/01/14)	1,405,000	1,410,297
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 11/01/27 (Prerefunded 11/01/14)	2,180,000	2,188,219
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 11/01/34 (Prerefunded 11/01/14)	3,200,000	3,212,064
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 12/01/30	1,000,000	1,055,280
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/32	1,000,000	1,144,790
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/35	600,000	612,894
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/17	725,000	796,833
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/19	320,000	364,586
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 11/01/36	2,500,000	2,666,100
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/40	1,950,000	2,046,564
University of Puerto Rico Rev., “Q”, 5%, 6/01/36	1,145,000	687,698
		$43,881,095
Utilities - Investor Owned - 1.0%
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	$750,000	$749,340
Independence County, AR, Pollution Control Rev. (Entergy Mississippi, Inc. Project), AMBAC, 4.9%, 7/01/22	1,000,000	1,011,500
		$1,760,840
Utilities - Municipal Owned - 8.0%
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/31	$1,500,000	$1,613,100
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/32	1,130,000	1,269,453

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/36	$1,500,000	$1,610,520
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/36	1,165,000	1,291,612
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/30	2,805,000	3,196,859
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	450,000	513,423
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	790,000	882,003
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	245,000	284,053
North Little Rock, AR, Electric Rev., “A”, ETM, NATL, 6.5%, 7/01/15	1,360,000	1,423,906
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/21	1,040,000	1,119,373
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/22	1,090,000	1,162,322
		$14,366,624
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$300,000	$345,276
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	155,000	178,452
		$523,728
Water & Sewer Utility Revenue - 15.3%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/32	$1,020,000	$1,145,542
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/22	1,500,000	1,791,690
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/23	795,000	945,756
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/24	1,000,000	1,184,140
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/25	1,500,000	1,763,955
Central Arkansas Water Rev., 5%, 10/01/22	1,215,000	1,470,077
Central Arkansas Water Rev., 5%, 10/01/23	1,275,000	1,556,737
Central Arkansas Water Rev., “B”, 4%, 10/01/14	880,000	880,000
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/21	1,545,000	1,769,890
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/22	455,000	509,959
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 10/01/32	2,000,000	2,206,580
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	140,000	153,447
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	140,000	151,550

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Hot Springs, AR, Wastewater Rev., 4%, 12/01/19	$510,000	$563,729
Hot Springs, AR, Wastewater Rev., 5%, 12/01/20	500,000	581,490
Hot Springs, AR, Wastewater Rev., 5%, 12/01/21	650,000	755,924
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/37	1,260,000	1,350,329
Little Rock, AR, Sewer Rev., 5.5%, 10/01/30	750,000	858,360
Little Rock, AR, Sewer Rev., 5.75%, 10/01/38	1,000,000	1,152,000
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 6/01/33	750,000	781,635
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 10/01/37	3,000,000	3,219,570
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	50,000	54,036
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	30,000	32,602
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	75,000	80,936

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	$65,000	$69,119
Rogers, AR, Sewer Rev., AMBAC, 5%, 2/01/37	1,000,000	1,070,000
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/38	1,325,000	1,418,042
		$27,517,095
Total Municipal Bonds (Identified Cost, $171,359,813)		$179,644,053

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	155	$155
Total Investments (Identified Cost, $171,359,968)		$179,644,208

Other Assets, Less Liabilities - 0.3%		480,258
Net Assets - 100.0%		$180,124,466

See Portfolio Footnotes and Notes to Financial Statements

17

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%

Issuer	Shares/Par	Value ($)

Airport Revenue - 5.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$780,000	$884,832
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	3,000,000	3,477,570
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	1,310,000	1,464,318
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	1,500,000	1,745,670
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	850,000	941,358
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	2,000,000	2,321,240
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 3/01/23	2,345,000	2,561,021
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	2,560,000	2,813,670
		$16,209,679
General Obligations - General Purpose - 7.4%
Guam Government, “A”, 6.75%, 11/15/29	$85,000	$95,380
Guam Government, “A”, 5.25%, 11/15/37	815,000	817,274
Guam Government, “A”, 7%, 11/15/39	95,000	107,548
State of California, 5%, 11/01/21	2,485,000	2,998,351
State of California, 5%, 8/01/34	2,200,000	2,444,200
State of California, 5.25%, 4/01/35	2,545,000	2,939,704
State of California, 6%, 11/01/39	3,000,000	3,628,230
State of California, 5.5%, 3/01/40	3,670,000	4,191,947
State of California, 5.25%, 11/01/40	2,775,000	3,172,491
		$20,395,125
General Obligations - Schools - 11.8%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	$5,315,000	$1,476,826
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	4,335,000	2,739,200
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30 (Prerefunded 8/01/16)	1,090,000	1,173,102
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/32	1,000,000	402,090
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/33	3,000,000	1,142,190
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	2,465,000	2,732,157
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/31	2,120,000	1,007,530

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Huntington Beach, CA, Union High School District (Orange County), 5%, 8/01/21	$1,130,000	$1,374,283
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	870,000	425,352
Los Angeles, CA, Unified School District, “B”, 5%, 7/01/22	4,000,000	4,860,040
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	500,000	210,425
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/28	1,440,000	806,112
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/29	3,385,000	1,900,813
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	600,000	715,524
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	1,235,000	472,869
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 8/01/18	2,350,000	2,237,130
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	1,235,000	1,376,037
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/21	4,300,000	3,716,834
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 8/01/27	2,000,000	1,098,500
Victor, CA, Elementary School District (Election of 2001), Capital Appreciation, “B”, 0%, 8/01/28	2,755,000	1,576,053
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	2,445,000	1,137,218
		$32,580,285
Healthcare Revenue - Hospitals - 12.6%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/38	$1,720,000	$2,103,147
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/29	1,500,000	1,722,570
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 7/01/23	2,000,000	2,003,720
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/29	2,000,000	2,406,300

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/39	$1,000,000	$1,138,020
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/33	1,500,000	1,834,140
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/38 (Prerefunded 10/01/18)	30,000	36,617
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 6/01/33	1,250,000	1,555,488
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/33	2,000,000	2,289,820
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	1,000,000	1,130,780
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/39	1,000,000	1,092,350
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	1,740,000	1,962,181
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	390,000	443,695
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	2,550,000	2,803,878
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/36	3,000,000	3,309,690
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,805,000	1,921,729
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	1,000,000	1,202,880
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/41	2,550,000	2,732,274
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/39	1,000,000	1,097,640
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	2,000,000	2,007,000
		$34,793,919
Healthcare Revenue - Long Term Care - 2.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$850,000	$962,770
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	1,270,000	1,315,072
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,500,000	1,655,700

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	$1,785,000	$1,875,999
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	750,000	802,493
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/34	1,090,000	1,184,950
		$7,796,984
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	$620,000	$620,254

Miscellaneous Revenue - Other - 2.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/37 (Prerefunded 7/01/15)	$4,115,000	$4,369,225
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	1,340,000	1,464,097
		$5,833,322
Sales & Excise Tax Revenue - 1.2%
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Rev., “A”, 5%, 7/01/20	$2,750,000	$3,306,325

Single Family Housing - State - 3.3%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$1,760,000	$1,776,104
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	2,000,000	2,041,720
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,500,000	1,517,250
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	3,240,000	3,331,433
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	455,000	467,472
		$9,133,979
State & Agency - Other - 0.5%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/18	$1,250,000	$1,341,150

State & Local Agencies - 6.8%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/19	$465,000	$523,883
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	2,120,000	2,460,430
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/26	2,000,000	2,374,420
California Public Works Board Lease Rev., Department of General Services, 6.25%, 4/01/34	1,500,000	1,751,625

19

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/20	$1,565,000	$1,570,697
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.907%, 6/01/37	2,320,000	1,912,190
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 6/01/35	1,745,000	1,784,175
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,000,000	3,177,090
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	2,100,000	2,155,188
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/40	1,000,000	1,086,560
		$18,796,258
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$445,000	$489,358
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	159,355
		$648,713
Tax Assessment - 11.8%
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/27	$3,350,000	$3,362,764
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	1,750,000	1,832,565
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/31	1,000,000	1,079,710
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	340,000	394,590
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/37	1,000,000	1,041,720
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/35	1,000,000	1,071,970
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	340,000	400,928
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	340,000	401,265
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. (Hollywood/North Hollywood Project), “A”, 5%, 7/01/21	2,300,000	2,739,645
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	840,000	912,778
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/29	1,350,000	1,526,702

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	$650,000	$739,148
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/33	1,000,000	1,054,520
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation (Successor Agency to The), AGM, 5%, 9/01/32	2,625,000	2,994,784
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/34	1,385,000	1,557,696
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 10/01/37	1,900,000	1,903,078
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	2,360,000	2,460,536
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 9/01/20	1,250,000	1,254,313
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 8/01/32	1,000,000	1,158,870
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 8/01/39	1,000,000	1,162,020
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	750,000	810,413
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/22	1,360,000	1,607,996
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/23	1,000,000	1,185,410
		$32,653,421
Tobacco - 1.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$1,915,000	$1,521,736
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,800,000	2,097,756
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	50,000	11,789
		$3,631,281
Toll Roads - 1.4%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$1,680,000	$1,902,533
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, FRN, 1.5%, 4/01/47	2,000,000	2,022,900
		$3,925,433

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - 9.9%
California Educational Facilities Authority Rev., 5%, 2/01/17	$545,000	$581,090
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	325,000	359,684
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/33	1,500,000	1,681,050
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	800,000	829,296
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/36	1,150,000	1,161,408
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/40	3,000,000	3,578,400
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	1,760,000	2,123,176
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/29	1,265,000	1,422,189
California Educational Facilities Authority Rev., ETM, 5%, 2/01/17	140,000	154,941
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	2,000,000	2,255,280
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/30	1,500,000	1,752,525
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	1,500,000	1,720,875
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/34	1,500,000	1,767,390
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28	2,125,000	2,595,879
California State University Rev., “A”, 5%, 11/01/24	2,130,000	2,514,295
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	1,270,000	1,288,212
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 1/01/17	1,375,000	1,502,105
		$27,287,795
Universities - Dormitories - 1.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	$2,000,000	$1,989,540
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,000,000	2,177,600
		$4,167,140

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - 1.6%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	$825,000	$856,878
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/34	530,000	545,624
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	470,000	482,479
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	1,270,000	1,335,215
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	1,300,000	1,324,596
		$4,544,792
Utilities - Cogeneration - 0.4%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$675,000	$709,432
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	350,000	359,541
		$1,068,973
Utilities - Investor Owned - 0.8%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	$2,000,000	$2,131,920

Utilities - Municipal Owned - 6.3%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2/01/30 (Prerefunded 2/01/15)	$3,755,000	$3,827,321
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	230,000	256,011
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	260,000	287,568
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/25	1,015,000	1,159,698
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/26	1,245,000	1,417,955
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/43	2,890,000	3,227,379
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	2,130,000	2,480,087
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/29	2,000,000	2,337,080
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	2,130,000	2,351,818
		$17,344,917

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Other - 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	$1,750,000	$2,427,863
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/22	2,210,000	2,567,512
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	1,655,000	1,871,971
		$6,867,346
Water & Sewer Utility Revenue - 5.7%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	$3,500,000	$4,278,155
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	525,000	580,267
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	410,000	449,381
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	410,000	443,825
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	2,560,000	3,001,165

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Orange County, CA, Sanitation District Wastewater Rev., “A”, 5%, 2/01/22	$3,990,000	$4,890,383
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/28	350,000	399,396
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	1,715,000	1,882,630
		$15,925,202
Total Municipal Bonds (Identified Cost, $248,189,992)		$271,004,213

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	4,127,795	$4,127,795
Total Investments (Identified Cost, $252,317,787)		$275,132,008

Other Assets, Less Liabilities - 0.5%		1,453,207
Net Assets - 100.0%		$276,585,215

See Portfolio Footnotes and Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.8%

Issuer	Shares/Par	Value ($)

Airport Revenue - 4.2%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 1/01/29	$750,000	$758,850
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/33	1,000,000	1,140,440
Augusta, GA, Airport Rev., “B”, 5.35%, 1/01/28	350,000	351,218
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	75,000	82,136
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	55,000	59,665
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	30,000	32,957
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	35,000	39,169
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	25,000	26,875
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	40,000	42,725
		$2,534,035
General Obligations - General Purpose - 7.7%
DeKalb County, GA, General Obligation, 4%, 1/01/17	$1,000,000	$1,075,910
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 4/01/29	500,000	511,930
Guam Government, “A”, 6.75%, 11/15/29	185,000	207,592
Guam Government, “A”, 5.25%, 11/15/37	100,000	100,279
Guam Government, “A”, 7%, 11/15/39	25,000	28,302
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/21	510,000	572,949
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 7/01/38	500,000	546,535
State of California, 6%, 11/01/39	420,000	507,952
State of Georgia, “E”, 5%, 7/01/16	1,000,000	1,080,980
		$4,632,429
General Obligations - Schools - 8.1%
Cherokee County, GA, School System, “A”, 5%, 8/01/21	$1,000,000	$1,202,570
Forsyth County, GA, School District, 5%, 2/01/18	610,000	694,394
Gwinnett County, GA, School District, 5%, 2/01/21	1,000,000	1,203,820
Gwinnett County, GA, School District, 5%, 2/01/29	1,000,000	1,220,170
Jefferson, GA, School District, “A”, 5.25%, 2/01/29	500,000	580,310
		$4,901,264

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 18.4%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	$750,000	$812,183
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/32	1,000,000	1,126,540
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/34	500,000	583,680
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/28	500,000	559,185
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	500,000	533,985
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/39	750,000	831,345
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	350,000	404,457
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/37	700,000	754,831
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2/15/34	500,000	504,280
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2/15/33	500,000	532,355
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/38	300,000	340,011
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	200,000	230,098
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	45,000	50,591
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	65,000	71,778
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	200,000	230,062
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	135,000	155,030
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	45,000	52,824
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	130,000	142,652
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	180,000	192,953

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	$355,000	$399,240
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 12/01/21	225,000	197,062
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/36	750,000	813,570
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 11/01/30	500,000	552,475
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 11/01/40	500,000	546,050
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	385,000	450,640
		$11,067,877
Healthcare Revenue - Long Term Care - 1.4%
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 11/15/39	$200,000	$224,162
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	200,000	201,506
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/21	500,000	437,915
		$863,583
Industrial Revenue - Environmental Services - 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 7/01/16	$500,000	$538,895

Industrial Revenue - Paper - 1.2%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	$150,000	$153,252
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 3/01/17	500,000	548,100
		$701,352
Miscellaneous Revenue - Other - 2.7%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$285,000	$332,532
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	75,000	78,844
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	110,000	115,147
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	90,000	99,674

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	$560,000	$628,706
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	310,000	345,294
		$1,600,197
Sales & Excise Tax Revenue - 1.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$265,000	$307,331
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	170,000	185,247
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	65,000	70,962
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	70,000	78,502
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 7/01/37	250,000	270,133
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	140,000	111,814
		$1,023,989
Single Family Housing Revenue - Local - 0.9%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/40	$500,000	$521,645

Single Family Housing - State - 0.7%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$300,000	$303,450
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 12/01/24	90,000	90,256
		$393,706
State & Agency - Other - 2.7%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/40	$500,000	$529,350
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/32	1,000,000	1,124,750
		$1,654,100
State & Local Agencies - 2.1%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/38	$1,000,000	$1,107,970
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	115,000	132,000
		$1,239,970
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$75,000	$82,476
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	25,000	27,475

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	$50,000	$54,148
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	140,000	156,967
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	50,000	54,630
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	135,000	152,797
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	190,000	206,576
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	180,000	199,847
		$934,916
Tax Assessment - 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	$150,000	$154,596
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	125,000	126,131
		$280,727
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$235,000	$273,874
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	90,000	66,533
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	335,000	245,950
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	840,000	207,816
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	10,000	2,358
		$796,531
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$80,000	$98,243
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	60,000	71,965
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	120,000	134,314
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	190,000	203,836
		$508,358
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$185,000	$193,913

Issuer	Shares/Par	Value ($)

Universities - Colleges - 16.6%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/35	$500,000	$556,840
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 5%, 6/15/24	250,000	278,505
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 5%, 6/15/31	250,000	270,475
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/34	500,000	539,540
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/32	500,000	543,205
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/39	500,000	537,625
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/38	500,000	533,870
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 7/15/39	1,000,000	1,131,660
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/35	750,000	807,990
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/34	500,000	545,915
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/34	500,000	571,555
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/32	500,000	533,970
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 6/15/34	300,000	339,258
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	100,000	105,771
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	104,711
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	275,000	313,181
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	65,000	72,612
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/24	500,000	571,940
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	350,000	398,140
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	25,000	21,322

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	$45,000	$36,974
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	55,000	50,731
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	500,000	542,955
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/35	500,000	565,300
		$9,974,045
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$75,000	$79,955

Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$160,000	$172,672

Utilities - Municipal Owned - 5.0%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/20	$995,000	$1,136,529
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/25	500,000	574,060
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/26	500,000	570,995
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	160,000	182,550
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	50,000	55,655
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	260,000	290,280
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	60,000	66,362
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	100,000	115,940
		$2,992,371
Utilities - Other - 3.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	$910,000	$1,063,080
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/19	250,000	281,438
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	225,000	256,102
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/20	250,000	287,110

Issuer	Shares/Par	Value ($)

Utilities - Other - continued
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	$40,000	$43,352
		$1,931,082
Water & Sewer Utility Revenue - 15.4%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 1/01/33	$500,000	$580,465
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 10/01/34	1,000,000	1,000,000
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/21	385,000	461,349
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/28	800,000	893,544
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	1,000,000	1,156,020
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/25	1,000,000	1,241,180
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/23	500,000	589,235
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	500,000	590,545
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	60,000	66,316
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	45,000	49,322
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	45,000	48,713
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/27	1,000,000	1,265,840
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2/01/28	1,000,000	1,260,730
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	15,000	16,212
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	10,000	10,867
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	20,000	21,583
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	20,000	21,267
		$9,273,188
Total Municipal Bonds (Identified Cost, $54,515,630)		$58,810,800

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	863,366	$863,366
Total Investments (Identified Cost, $55,378,996)		$59,674,166

Other Assets, Less Liabilities - 0.8%		476,763
Net Assets - 100.0%		$60,150,929

See Portfolio Footnotes and Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.3%

Issuer	Shares/Par	Value ($)

Airport Revenue - 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/39	$750,000	$833,910

General Obligations - General Purpose - 20.1%
Anne Arundel County, MD, General Improvement, 5%, 4/01/25	$2,000,000	$2,392,600
Baltimore County, MD, Metropolitan District, “C”, 4%, 9/01/17	2,000,000	2,194,100
Baltimore County, MD, Public Improvement, 5%, 2/01/21	1,000,000	1,201,810
Baltimore County, MD, Public Improvement, 5%, 2/01/28	2,000,000	2,363,660
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/22	1,500,000	1,818,780
Guam Government, “A”, 6.75%, 11/15/29	70,000	78,548
Guam Government, “A”, 7%, 11/15/39	80,000	90,566
Howard County, MD, Consolidated Public Improvement, “A”, 5%, 2/15/16	1,100,000	1,170,928
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/30	1,500,000	1,751,400
State of California, 6%, 11/01/39	720,000	870,775
State of Maryland, 5%, 8/01/20	3,500,000	3,936,380
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	500,000	605,590
		$18,475,137
General Obligations - Schools - 0.4%
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	$850,000	$395,352

Healthcare Revenue - Hospitals - 20.9%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$590,000	$681,798
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	345,000	396,919
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	370,000	425,615
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	575,000	660,313
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	640,000	668,685
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 7/01/40	1,000,000	1,063,200
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	1,000,000	1,204,880

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/37	$1,000,000	$1,063,920
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/29	750,000	755,483
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), “A”, 4%, 7/01/38	1,000,000	984,860
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/26	250,000	288,880
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “C”, 5%, 5/15/38	330,000	372,821
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/38	1,000,000	1,201,410
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 8/15/33	635,000	636,822
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/41	505,000	541,971
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	750,000	795,345
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 7/01/36	1,000,000	1,033,180
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 7/01/16	1,000,000	1,004,050
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 7/01/35	500,000	507,025
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/31	645,000	685,635
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 7/01/41	500,000	514,870
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/38	500,000	514,070
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.295%, 8/26/22 (p)	950,000	1,124,325
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/40	1,000,000	1,100,890
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	480,000	526,714

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29	$415,000	$486,181
		$19,239,862
Healthcare Revenue - Long Term Care - 2.3%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/36	$400,000	$403,808
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	750,000	825,413
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 1/01/37	300,000	303,132
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	55,000	63,726
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	85,000	98,211
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	400,000	409,368
		$2,103,658
Healthcare Revenue - Other - 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/19	$140,000	$150,735
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/29	565,000	586,091
		$736,826
Industrial Revenue - Other - 0.6%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 9/01/25	$500,000	$548,950

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$113,540

Miscellaneous Revenue - Other - 1.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$105,000	$110,381
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	160,000	167,486
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	120,000	132,899
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	450,000	501,233
		$911,999

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 3.4%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/44	$500,000	$539,715
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 7/01/16	120,000	120,498
Montgomery County, MD, Housing Opportunities Commission, Multifamily & Reconstruction Development Rev., “D”, 3.25%, 7/01/37	1,500,000	1,364,370
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/37	1,000,000	1,070,410
		$3,094,993
Parking - 1.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/34	$1,385,000	$1,385,693

Port Revenue - 0.6%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/35	$550,000	$586,817

Sales & Excise Tax Revenue - 1.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$435,000	$484,716
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	260,000	283,319
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	80,000	87,338
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	90,000	100,931
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	5,000	6,011
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	265,000	225,828
		$1,188,143
Single Family Housing - State - 2.9%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/34	$1,500,000	$1,571,460
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 3/01/41	125,000	125,840
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 7/01/26	1,000,000	1,005,590
		$2,702,890
State & Agency - Other - 3.4%
Howard County, MD, COP, “A”, 8%, 8/15/19	$805,000	$1,066,142
Howard County, MD, COP, “B”, 8%, 8/15/19	385,000	509,894

28

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Agency - Other - continued
Howard County, MD, COP, “B”, 8.15%, 2/15/21	$450,000	$626,405
Howard County, MD, COP, “C”, 8%, 8/15/19	680,000	900,592
		$3,103,033
State & Local Agencies - 2.6%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$370,000	$419,935
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	180,000	206,609
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 6/15/20	1,690,000	1,800,070
		$2,426,614
Tax - Other - 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$325,000	$357,396
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	49,455
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	210,000	235,450
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	210,000	237,684
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	520,000	565,365
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	285,000	316,424
		$1,761,774
Tax Assessment - 4.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$350,000	$373,744
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	300,000	320,919
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	400,000	428,956
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/36	240,000	242,837
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/40	1,500,000	1,573,860
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/44	230,000	239,977
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/34	500,000	501,880
		$3,682,173
Tobacco - 1.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$215,000	$250,565
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	121,976

Issuer	Shares/Par	Value ($)

Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	$930,000	$682,787
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	1,280,000	316,672
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	15,000	3,537
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	125,000	125,016
		$1,500,553
Transportation - Special Tax - 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,365,000	$1,360,045
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 5/01/17	1,500,000	1,669,800
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	485,000	551,139
		$3,580,984
Universities - Colleges - 6.5%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 10/01/18	$90,000	$90,157
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/34	500,000	551,535
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/37	1,500,000	1,706,985
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/30	750,000	776,325
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/35	1,000,000	1,062,140
Morgan State University, Academic & Auxiliary Facilities Fees Rev., NATL, 6.05%, 7/01/15	335,000	339,509
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/30	150,000	170,366
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/32	440,000	496,500
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	480,000	546,643
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	30,000	25,587
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	110,921

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	$85,000	$78,403
		$5,955,071
Universities - Dormitories - 4.7%
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/27	$500,000	$525,945
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/30	300,000	311,583
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/32	500,000	578,785
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	2,350,000	2,854,921
		$4,271,234
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$265,000	$343,541
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 5/01/35	400,000	413,340
		$756,881
Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$275,000	$296,780

Utilities - Municipal Owned - 0.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	$460,000	$539,046
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	185,000	214,489
		$753,535
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$400,000	$455,292
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	195,000	224,429
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	100,000	115,130
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	140,000	161,626
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	235,000	267,115
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	55,000	59,610
		$1,283,202

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 10.6%
Baltimore, MD, Subordinate Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “C”, 5%, 7/01/27	$1,015,000	$1,201,171
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/42	1,320,000	1,491,851
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.919%, 7/01/20 (p)	2,750,000	3,393,170
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/20	1,600,000	1,787,104
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	205,000	224,690
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	205,000	221,913
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	25,000	27,021
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	15,000	16,301
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	35,000	37,770
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	30,000	31,901
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	50,000	64,719
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/32	1,125,000	1,266,085
		$9,763,696
Total Municipal Bonds (Identified Cost, $86,072,164)		$91,453,300

Money Market Funds (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value	147,167	$147,167
Total Investments (Identified Cost, $86,219,331)		$91,600,467

Other Assets, Less Liabilities - 0.5%		447,229
Net Assets - 100.0%		$92,047,696

See Portfolio Footnotes and Notes to Financial Statements

30

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 10.0%
Boston, MA, “B”, 4%, 4/01/19	$2,000,000	$2,258,340
Boston, MA, “B”, 4%, 4/01/21	1,870,000	2,147,041
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/23	1,000,000	1,245,290
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/28	2,225,000	2,855,231
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 12/01/19	4,000,000	4,838,160
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 8/01/32	4,815,000	5,339,209
Guam Government, “A”, 6.75%, 11/15/29	685,000	768,652
Guam Government, “A”, 5.25%, 11/15/37	395,000	396,102
Guam Government, “A”, 7%, 11/15/39	75,000	84,906
State of California, 6%, 11/01/39	1,555,000	1,880,633
Westfield, MA, 5%, 3/01/25	1,615,000	1,966,812
		$23,780,376
General Obligations - Schools - 1.4%
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	$2,740,000	$1,171,049
San Marcos,CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/38	3,375,000	1,052,764
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	2,170,000	1,009,310
		$3,233,123
Healthcare Revenue - Hospitals - 11.6%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$1,315,000	$1,519,601
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	235,000	264,196
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	345,000	380,977
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	745,000	856,981
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	520,000	597,152
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,180,000	1,232,888
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/32	1,000,000	1,157,570
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	1,000,000	1,095,870

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	$1,000,000	$1,213,640
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/36	500,000	559,185
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	2,000,000	2,118,060
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/39	1,500,000	1,685,370
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/39	1,000,000	1,141,780
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	955,000	956,060
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 8/15/37	1,550,000	1,632,832
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “G”, 5%, 7/01/32	2,000,000	2,167,220
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/39	2,000,000	2,234,660
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/34	1,375,000	1,560,116
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 7/01/19	280,000	280,596
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/29	1,000,000	1,074,040
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	430,000	504,760
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	325,000	371,241
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	655,000	702,134
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	35,000	37,805
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	165,000	188,786
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	395,000	452,694

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	$1,355,000	$1,586,028
		$27,572,242
Healthcare Revenue - Long Term Care - 1.3%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	$500,000	$521,335
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/30	525,000	566,685
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	352,582	289,752
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	18,820	13,137
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	93,608	740
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/33	500,000	534,795
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	1,000,000	1,085,050
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	23,530
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	154,696
		$3,189,720
Healthcare Revenue - Other - 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/37	$2,000,000	$2,116,720

Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	$1,200,000	$1,200,828

Industrial Revenue - Environmental Services - 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	$1,535,000	$1,573,007

Industrial Revenue - Other - 0.1%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$195,000	$230,636

Miscellaneous Revenue - Other - 8.3%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 5/01/29	$785,000	$787,693
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/20	1,205,000	1,401,379

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	$2,000,000	$2,231,260
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/34	1,500,000	1,679,895
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/30	3,500,000	3,892,070
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/40	1,700,000	1,858,389
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/24	2,000,000	2,148,280
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	3,000,000	3,251,070
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	2,185,000	2,453,078
		$19,703,114
Multi-Family Housing Revenue - 5.1%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/24	$1,185,000	$1,186,801
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/23	2,500,000	2,501,850
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/35	1,000,000	1,054,420
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 12/01/48	1,000,000	1,003,860
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/49	1,680,000	1,760,186
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/30	1,700,000	1,782,025
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/30	1,425,000	1,538,744
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/32	1,190,000	1,285,688
		$12,113,574
Parking - 1.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$3,000,000	$3,403,350

Sales & Excise Tax Revenue - 5.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$985,000	$1,097,576
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	1,590,000	1,976,927
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,850,000	2,363,357
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/31	2,000,000	2,543,180

32

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 7/01/34	$4,000,000	$1,614,480
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	2,000,000	2,185,220
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 8/15/35	950,000	1,003,029
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	12,021
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	680,000	579,482
		$13,375,272
Single Family Housing - State - 0.6%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 12/01/27	$525,000	$540,608
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.45%, 12/01/37	1,000,000	941,960
		$1,482,568
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 8/01/15	$1,235,000	$1,293,366

State & Local Agencies - 6.1%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.907%, 6/01/37	$1,370,000	$1,129,181
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/22	8,310,000	6,878,769
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	275,000	318,799
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/32	760,000	877,922
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 5/01/49	1,680,000	1,878,946
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/39	3,000,000	3,372,540
		$14,456,157
Student Loan Revenue - 4.2%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/29	$1,810,000	$1,977,208
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 1/01/15	20,000	20,075
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,390,000	1,487,272
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/28	955,000	1,053,270

Issuer	Shares/Par	Value ($)

Student Loan Revenue - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	$3,000,000	$3,352,980
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/26	1,325,000	1,404,646
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/27	635,000	673,506
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 1/01/16	45,000	45,176
		$10,014,133
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$260,000	$285,917
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	85,000	93,415
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/23	1,585,000	1,907,088
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	600,000	689,382
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	545,000	611,049
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	540,000	611,188
		$4,198,039
Tobacco - 1.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 5/15/39	$400,000	$373,444
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	250,000	198,660
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,335,000	1,555,836
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	330,000	243,953
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,230,000	903,041
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,250,000	804,050
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	45,000	10,610
		$4,089,594
Toll Roads - 1.8%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/15	$1,500,000	$1,517,475
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/32	2,600,000	2,818,946
		$4,336,421

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - 1.4%
Commonwealth of Massachusetts Highway Grant Anticipation, “A”, 5%, 6/15/22	$1,500,000	$1,819,620
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/23	1,000,000	1,227,640
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 7/01/16	200,000	217,786
		$3,265,046
Universities - Colleges - 21.1%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	$2,005,000	$2,183,746
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23	1,750,000	1,897,613
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 7/01/24	3,950,000	4,527,569
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/29	2,165,000	2,468,944
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/38	2,000,000	2,318,000
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/26	2,250,000	2,635,403
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/40	1,000,000	1,058,750
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 10/01/37	1,500,000	1,549,425
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	3,000,000	3,404,010
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/27	905,000	990,161
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/37	2,000,000	2,157,200
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/27	1,735,000	2,186,950
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36	1,500,000	1,751,715
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/39	1,000,000	1,104,350
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology) “M”, 5.25%, 7/01/21	4,000,000	4,921,160
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/38	750,000	840,780
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	1,000,000	1,291,010
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/35	1,500,000	1,641,930

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	$205,000	$220,920
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	295,000	316,765
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 7/01/27	250,000	278,055
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/28	640,000	712,653
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/29	300,000	332,922
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	2,000,000	2,349,140
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/29	2,000,000	2,322,200
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	295,000	329,545
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	110,000	93,818
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	370,000	304,007
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	75,000	59,894
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	27,377
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	295,000	337,663
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/19	3,000,000	3,548,550
		$50,162,225
Universities - Secondary Schools - 3.6%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$665,000	$862,093
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 9/01/31 (Prerefunded 9/01/17)	1,080,000	1,195,819
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 9/01/36 (Prerefunded 9/01/17)	1,000,000	1,110,840
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 5/01/32	1,130,000	1,174,692
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 5/01/37	2,000,000	2,081,800
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/30	935,000	1,051,520

34

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - continued
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/28	$1,000,000	$1,133,620
		$8,610,384
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	$1,000,000	$1,207,530

Utilities - Municipal Owned - 0.5%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$590,000	$673,155
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	200,000	222,618
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	235,000	259,917
		$1,155,690
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$805,000	$916,275
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	405,000	466,123
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	210,000	241,773
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	480,000	545,597
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	160,000	173,410
		$2,343,178

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 6.5%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$305,000	$337,107
Massachusetts Water Pollution Abatement Trust, 5%, 8/01/24	3,000,000	3,747,682
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/27	1,280,000	1,641,472
Massachusetts Water Pollution Abatement Trust, 5%, 8/01/28	1,600,000	1,937,264
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/33	2,000,000	2,586,340
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/32	75,000	75,236
Massachusetts Water Pollution Abatement Trust, “15A”, 5%, 8/01/20	1,400,000	1,679,356
Massachusetts Water Resources Authority, General Rev., “B”, 5.25%, 8/01/30	620,000	780,382
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	595,000	752,627
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/31	1,625,000	2,050,913
		$15,588,379
Total Municipal Bonds (Identified Cost, $210,742,459)		$233,694,672

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	825,096	$825,096
Total Investments (Identified Cost, $211,567,555)		$234,519,768

Other Assets, Less Liabilities - 1.5%		3,464,452
Net Assets - 100.0%		$237,984,220

See Portfolio Footnotes and Notes to Financial Statements

35

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities for the MFS California Municipal Bond Fund was $620,254, representing 0.2% of net assets.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

36

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/14 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$47,465,535	$171,359,813	$248,189,992
Underlying affiliated funds, at cost and net asset value	1,369,761	155	4,127,795
Total investments, at identified cost	$48,835,296	$171,359,968	$252,317,787
Unrealized appreciation (depreciation)	3,993,218	8,284,240	22,814,221
Total investments, at value	$52,828,514	$179,644,208	$275,132,008
Receivables for
Investments sold	40,000	96,152	—
Fund shares sold	53,237	303,941	339,516
Interest	622,568	2,457,760	3,403,923
Receivable from investment adviser	6,594	—	—
Other assets	70	163	222
Total assets	$53,550,983	$182,502,224	$278,875,669

Liabilities
Payable to custodian	$—	$1,090,592	$—
Payables for
Distributions	31,110	48,639	170,142
Investments purchased	—	—	1,556,834
Fund shares reacquired	34,455	1,040,628	299,250
Payable to affiliates
Investment adviser	—	3,849	5,896
Shareholder servicing costs	45,128	144,078	201,392
Distribution and service fees	675	3,082	3,932
Payable for independent Trustees’ compensation	3,593	3,433	9,798
Accrued expenses and other liabilities	27,327	43,457	43,210
Total liabilities	$142,288	$2,377,758	$2,290,454
Net assets	$53,408,695	$180,124,466	$276,585,215

Net assets consist of
Paid-in capital	$51,137,542	$177,920,056	$265,447,768
Unrealized appreciation (depreciation) on investments	3,993,218	8,284,240	22,814,221
Accumulated net realized gain (loss) on investments	(1,793,747)	(6,161,009)	(11,882,905)
Undistributed net investment income	71,682	81,179	206,131
Net assets	$53,408,695	$180,124,466	$276,585,215

37

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$52,769,846	$173,085,214	$242,756,264
Class B	638,849	7,039,252	3,773,890
Class C	—	—	30,055,061
Total net assets	$53,408,695	$180,124,466	$276,585,215

Shares of beneficial interest outstanding
Class A	5,085,595	17,444,443	40,775,433
Class B	61,559	708,794	633,763
Class C	—	—	5,031,059
Total shares of beneficial interest outstanding	5,147,154	18,153,237	46,440,255

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.38	$9.92	$5.95
Offering price per share (100 / 95.25 × net asset value per share)	$10.90	$10.41	$6.25

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.38	$9.93	$5.95

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$5.97

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

38

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/14	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$54,515,630	$86,072,164	$210,742,459
Underlying affiliated funds, at cost and net asset value	863,366	147,167	825,096
Total investments, at identified cost	$55,378,996	$86,219,331	$211,567,555
Unrealized appreciation (depreciation)	4,295,170	5,381,136	22,952,213
Total investments, at value	$59,674,166	$91,600,467	$234,519,768
Receivables for
Investments sold	—	20,000	1,130,000
Fund shares sold	7,264	48,877	198,794
Interest	745,208	1,199,321	3,037,700
Receivable from investment adviser	3,057	—	—
Other assets	77	117	205
Total assets	$60,429,772	$92,868,782	$238,886,467

Liabilities
Payables for
Distributions	$25,396	$54,258	$126,839
Investments purchased	—	576,420	—
Fund shares reacquired	167,609	78,148	489,139
Payable to affiliates
Investment adviser	—	954	5,080
Shareholder servicing costs	43,927	69,349	232,521
Distribution and service fees	682	867	—
Payable for independent Trustees’ compensation	4,058	6,492	6,452
Accrued expenses and other liabilities	37,171	34,598	42,216
Total liabilities	$278,843	$821,086	$902,247
Net assets	$60,150,929	$92,047,696	$237,984,220

Net assets consist of
Paid-in capital	$57,824,166	$89,704,539	$223,502,053
Unrealized appreciation (depreciation) on investments	4,295,170	5,381,136	22,952,213
Accumulated net realized gain (loss) on investments	(1,946,198)	(3,188,444)	(8,684,149)
Accumulated undistributed (distributions in excess of) net investment income	(22,209)	150,465	214,103
Net assets	$60,150,929	$92,047,696	$237,984,220

39

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$58,558,016	$89,836,406	$234,171,877
Class B	1,592,913	2,211,290	3,812,343
Total net assets	$60,150,929	$92,047,696	$237,984,220

Shares of beneficial interest outstanding
Class A	5,375,066	8,163,083	20,779,387
Class B	145,676	201,022	337,712
Total shares of beneficial interest outstanding	5,520,742	8,364,105	21,117,099

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.89	$11.01	$11.27
Offering price per share (100 / 95.25 × net asset value per share)	$11.43	$11.56	$11.83

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.93	$11.00	$11.29

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

40

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/14 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund
Net investment income
Interest	$1,257,291	$3,623,185	$6,283,776
Dividends from underlying affiliated funds	284	1,287	1,767
Total investment income	$1,257,575	$3,624,472	$6,285,543
Expenses
Management fee	$120,526	$410,151	$609,142
Distribution and service fees	69,365	254,690	463,661
Shareholder servicing costs	21,354	77,390	109,229
Administrative services fee	8,997	17,353	23,111
Independent Trustees’ compensation	1,712	2,927	5,943
Custodian fee	9,552	18,978	22,286
Shareholder communications	2,972	6,158	7,629
Audit and tax fees	25,094	25,109	25,118
Legal fees	2,653	1,445	4,430
Registration fees	21,458	16,043	20,749
Miscellaneous	8,813	13,102	13,495
Total expenses	$292,496	$843,346	$1,304,793
Fees paid indirectly	—	—	(5)
Reduction of expenses by investment adviser and distributor	(41,096)	(141,122)	(188,382)
Net expenses	$251,400	$702,224	$1,116,406
Net investment income	$1,006,175	$2,922,248	$5,169,137

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(91,022)	$(1,008,166)	$60,089
Change in unrealized appreciation (depreciation) on investments	$1,443,055	$5,852,965	$9,456,458
Net realized and unrealized gain (loss) on investments	$1,352,033	$4,844,799	$9,516,547
Change in net assets from operations	$2,358,208	$7,767,047	$14,685,684

See Notes to Financial Statements

41

Statements of Operations (unaudited) – continued

Six months ended 9/30/14	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$1,263,434	$2,013,719	$5,338,378
Dividends from underlying affiliated funds	539	681	1,434
Total investment income	$1,263,973	$2,014,400	$5,339,812
Expenses
Management fee	$135,816	$208,292	$536,476
Distribution and service fees	81,643	123,938	312,298
Shareholder servicing costs	23,523	37,461	75,854
Administrative services fee	9,437	11,526	20,989
Independent Trustees’ compensation	1,728	1,997	5,846
Custodian fee	12,956	13,533	21,536
Shareholder communications	3,442	4,710	7,152
Audit and tax fees	25,094	25,097	25,115
Legal fees	440	3,229	1,321
Registration fees	14,917	15,314	16,072
Miscellaneous	11,227	10,994	13,896
Total expenses	$320,223	$456,091	$1,036,555
Fees paid indirectly	(1)	(2)	(4)
Reduction of expenses by investment adviser and distributor	(27,747)	(9,457)	(27,517)
Net expenses	$292,475	$446,632	$1,009,034
Net investment income	$971,498	$1,567,768	$4,330,778

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(118,076)	$(92,121)	$(512,400)
Change in unrealized appreciation (depreciation) on investments	$1,901,308	$2,218,461	$7,849,735
Net realized and unrealized gain (loss) on investments	$1,783,232	$2,126,340	$7,337,335
Change in net assets from operations	$2,754,730	$3,694,108	$11,668,113

See Notes to Financial Statements

42

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/14 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$1,006,175	$2,922,248	$5,169,137
Net realized gain (loss) on investments	(91,022)	(1,008,166)	60,089
Net unrealized gain (loss) on investments	1,443,055	5,852,965	9,456,458
Change in net assets from operations	$2,358,208	$7,767,047	$14,685,684

Distributions declared to shareholders
From net investment income	$(961,198)	$(2,890,762)	$(5,027,830)
Change in net assets from fund share transactions	$(1,897,483)	$(4,575,380)	$1,829,164
Total change in net assets	$(500,473)	$300,905	$11,487,018

Net assets
At beginning of period	53,909,168	179,823,561	265,098,197
At end of period	$53,408,695	$180,124,466	$276,585,215
Undistributed net investment income included in net assets at end of period	$71,682	$81,179	$206,131

Six months ended 9/30/14 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$971,498	$1,567,768	$4,330,778
Net realized gain (loss) on investments	(118,076)	(92,121)	(512,400)
Net unrealized gain (loss) on investments	1,901,308	2,218,461	7,849,735
Change in net assets from operations	$2,754,730	$3,694,108	$11,668,113

Distributions declared to shareholders
From net investment income	$(984,884)	$(1,597,195)	$(4,163,303)
Change in net assets from fund share transactions	$(2,389,720)	$(2,664,075)	$(5,593,069)
Total change in net assets	$(619,874)	$(567,162)	$1,911,741

Net assets
At beginning of period	60,770,803	92,614,858	236,072,479
At end of period	$60,150,929	$92,047,696	$237,984,220
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(22,209)	$150,465	$214,103

See Notes to Financial Statements

43

Statements of Changes in Net Assets – continued

Year ended 3/31/14	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$2,336,906	$7,105,182	$11,528,380
Net realized gain (loss) on investments	(1,291,394)	(6,145,404)	(6,580,403)
Net unrealized gain (loss) on investments	(2,765,716)	(7,949,456)	(10,945,135)
Change in net assets from operations	$(1,720,204)	$(6,989,678)	$(5,997,158)

Distributions declared to shareholders
From net investment income	$(2,269,574)	$(6,926,655)	$(11,173,911)
Change in net assets from fund share transactions	$(13,666,080)	$(48,205,717)	$(46,394,411)
Total change in net assets	$(17,655,858)	$(62,122,050)	$(63,565,480)

Net assets
At beginning of period	71,565,026	241,945,611	328,663,677
At end of period	$53,909,168	$179,823,561	$265,098,197
Undistributed net investment income included in net assets at end of period	$26,705	$49,693	$64,824

Year ended 3/31/14	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$2,509,312	$3,914,903	$9,833,553
Net realized gain (loss) on investments	(1,621,074)	(2,982,507)	(9,192,820)
Net unrealized gain (loss) on investments	(3,092,440)	(4,526,336)	(10,687,743)
Change in net assets from operations	$(2,204,202)	$(3,593,940)	$(10,047,010)

Distributions declared to shareholders
From net investment income	$(2,410,842)	$(3,744,433)	$(9,474,128)
Change in net assets from fund share transactions	$(17,331,927)	$(14,282,334)	$(46,396,367)
Total change in net assets	$(21,946,971)	$(21,620,707)	$(65,917,505)

Net assets
At beginning of period	82,717,774	114,235,565	301,989,984
At end of period	$60,770,803	$92,614,858	$236,072,479
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,823)	$179,892	$46,628

See Notes to Financial Statements

44

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class A
Net asset value, beginning of period	$10.11		$10.70	$10.50	$9.72	$10.25		$9.60

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.40	$0.41	$0.42		$0.44
Net realized and unrealized gain (loss) on investments	0.27		(0.60)	0.19	0.77	(0.54)		0.72
Total from investment operations	$0.46		$(0.20)	$0.59	$1.18	$(0.12)		$1.16

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.39)	$(0.40)	$(0.41)		$(0.42)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.09)
Total distributions declared to shareholders	$(0.19)		$(0.39)	$(0.39)	$(0.40)	$(0.41)		$(0.51)
Net asset value, end of period (x)	$10.38		$10.11	$10.70	$10.50	$9.72		$10.25
Total return (%) (r)(s)(t)(x)	4.53	(n)	(1.83)	5.63	12.30	(1.21)		12.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.05	0.96	0.99	0.97		0.97
Expenses after expense reductions (f)	0.93	(a)	0.93	0.93	0.93	0.93		0.93
Net investment income	3.77	(a)	3.94	3.74	4.01	4.12		4.33
Portfolio turnover	12	(n)	15	10	21	20		27
Net assets at end of period (000 omitted)	$52,770		$53,245	$70,432	$69,887	$70,582		$78,842

See Notes to Financial Statements

45

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class B
Net asset value, beginning of period	$10.11		$10.70	$10.50	$9.72	$10.24		$9.60

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.32	$0.33	$0.34		$0.36
Net realized and unrealized gain (loss) on investments	0.26		(0.60)	0.19	0.77	(0.52)		0.72
Total from investment operations	$0.42		$(0.28)	$0.51	$1.10	$(0.18)		$1.08

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.31)	$(0.32)	$(0.34)		$(0.35)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.09)
Total distributions declared to shareholders	$(0.15)		$(0.31)	$(0.31)	$(0.32)	$(0.34)		$(0.44)
Net asset value, end of period (x)	$10.38		$10.11	$10.70	$10.50	$9.72		$10.24
Total return (%) (r)(s)(t)(x)	4.14	(n)	(2.56)	4.85	11.47	(1.84)		11.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.80	1.71	1.74	1.72		1.72
Expenses after expense reductions (f)	1.68	(a)	1.68	1.68	1.68	1.68		1.68
Net investment income	3.01	(a)	3.18	2.99	3.28	3.37		3.60
Portfolio turnover	12	(n)	15	10	21	20		27
Net assets at end of period (000 omitted)	$639		$664	$1,133	$1,826	$3,179		$5,477
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

46

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class A
Net asset value, beginning of period	$9.66		$10.23	$10.17	$9.49	$9.95		$9.43

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.37	$0.38	$0.41		$0.42
Net realized and unrealized gain (loss) on investments	0.26		(0.58)	0.05	0.68	(0.47)		0.53
Total from investment operations	$0.42		$(0.24)	$0.42	$1.06	$(0.06)		$0.95

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.36)	$(0.38)	$(0.40)		$(0.41)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.02)
Total distributions declared to shareholders	$(0.16)		$(0.33)	$(0.36)	$(0.38)	$(0.40)		$(0.43)
Net asset value, end of period (x)	$9.92		$9.66	$10.23	$10.17	$9.49		$9.95
Total return (%) (r)(s)(t)(x)	4.35	(n)	(2.32)	4.10	11.34	(0.62)		10.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.89	0.86	0.87	0.87		0.84
Expenses after expense reductions (f)	0.74	(a)	0.74	0.71	0.72	0.72		0.74
Net investment income	3.24	(a)	3.48	3.59	3.86	4.20		4.32
Portfolio turnover	11	(n)	19	16	12	20		9
Net assets at end of period (000 omitted)	$173,085		$172,590	$232,510	$213,736	$178,685		$179,094

See Notes to Financial Statements

47

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class B
Net asset value, beginning of period	$9.67		$10.24	$10.18	$9.50	$9.96		$9.44

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.29	$0.31	$0.33		$0.35
Net realized and unrealized gain (loss) on investments	0.26		(0.58)	0.04	0.67	(0.47)		0.52
Total from investment operations	$0.38		$(0.32)	$0.33	$0.98	$(0.14)		$0.87

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.27)	$(0.30)	$(0.32)		$(0.33)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.02)
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.27)	$(0.30)	$(0.32)		$(0.35)
Net asset value, end of period (x)	$9.93		$9.67	$10.24	$10.18	$9.50		$9.96
Total return (%) (r)(s)(t)(x)	3.95	(n)	(3.06)	3.29	10.47	(1.43)		9.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.64	1.61	1.62	1.62		1.59
Expenses after expense reductions (f)	1.50	(a)	1.51	1.50	1.49	1.53		1.52
Net investment income	2.48	(a)	2.71	2.80	3.08	3.37		3.53
Portfolio turnover	11	(n)	19	16	12	20		9
Net assets at end of period (000 omitted)	$7,039		$7,234	$9,435	$8,749	$7,816		$8,129
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

48

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$5.74		$6.05	$5.84	$5.23	$5.56	$5.15

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.23	$0.24	$0.26	$0.26
Net realized and unrealized gain (loss) on investments	0.20		(0.32)	0.21	0.61	(0.34)	0.41
Total from investment operations	$0.32		$(0.08)	$0.44	$0.85	$(0.08)	$0.67

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.23)	$(0.24)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$5.95		$5.74	$6.05	$5.84	$5.23	$5.56
Total return (%) (r)(s)(t)(x)	5.66	(n)	(1.20)	7.59	16.48	(1.53)	13.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.87	0.85	0.86	0.85	0.81
Expenses after expense reductions (f)	0.72	(a)	0.72	0.70	0.71	0.70	0.71
Net investment income	3.93	(a)	4.17	3.90	4.26	4.79	4.78
Portfolio turnover	10	(n)	26	20	35	24	31
Net assets at end of period (000 omitted)	$242,756		$232,451	$288,367	$277,271	$263,306	$324,093

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$5.74		$6.05	$5.84	$5.23	$5.57	$5.15

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.19	$0.20	$0.22	$0.22
Net realized and unrealized gain (loss) on investments	0.21		(0.31)	0.20	0.60	(0.35)	0.41
Total from investment operations	$0.30		$(0.12)	$0.39	$0.80	$(0.13)	$0.63

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.18)	$(0.19)	$(0.21)	$(0.21)
Net asset value, end of period (x)	$5.95		$5.74	$6.05	$5.84	$5.23	$5.57
Total return (%) (r)(s)(t)(x)	5.25	(n)	(1.96)	6.75	15.60	(2.46)	12.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	1.60	1.61	1.60	1.56
Expenses after expense reductions (f)	1.48	(a)	1.49	1.48	1.47	1.47	1.47
Net investment income	3.17	(a)	3.40	3.12	3.51	4.01	4.03
Portfolio turnover	10	(n)	26	20	35	24	31
Net assets at end of period (000 omitted)	$3,774		$3,976	$5,176	$5,640	$6,769	$13,866

See Notes to Financial Statements

49

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$5.76		$6.07	$5.86	$5.25	$5.58	$5.16

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.18	$0.19	$0.21	$0.21
Net realized and unrealized gain (loss) on investments	0.21		(0.32)	0.20	0.61	(0.34)	0.42
Total from investment operations	$0.30		$(0.13)	$0.38	$0.80	$(0.13)	$0.63

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.17)	$(0.19)	$(0.20)	$(0.21)
Net asset value, end of period (x)	$5.97		$5.76	$6.07	$5.86	$5.25	$5.58
Total return (%) (r)(s)(t)(x)	5.16	(n)	(2.08)	6.60	15.38	(2.41)	12.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	1.60	1.61	1.60	1.60
Expenses after expense reductions (f)	1.61	(a)	1.62	1.60	1.61	1.60	1.60
Net investment income	3.01	(a)	3.26	2.99	3.34	3.87	3.85
Portfolio turnover	10	(n)	26	20	35	24	31
Net assets at end of period (000 omitted)	$30,055		$28,672	$35,120	$33,626	$30,393	$37,810
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

50

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$10.58		$11.18	$10.96	$10.08	$10.59	$9.99

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.38	$0.41	$0.44	$0.45
Net realized and unrealized gain (loss) on investments	0.31		(0.62)	0.21	0.88	(0.52)	0.62
Total from investment operations	$0.49		$(0.24)	$0.59	$1.29	$(0.08)	$1.07

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.37)	$(0.41)	$(0.43)	$(0.44)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.18)		$(0.36)	$(0.37)	$(0.41)	$(0.43)	$(0.47)
Net asset value, end of period (x)	$10.89		$10.58	$11.18	$10.96	$10.08	$10.59
Total return (%) (r)(s)(t)(x)	4.63	(n)	(2.09)	5.38	12.98	(0.84)	10.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.01	0.96	1.02	1.02	1.03
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.95	0.98	1.00
Net investment income	3.24	(a)	3.54	3.41	3.89	4.16	4.26
Portfolio turnover	8	(n)	15	14	19	22	16
Net assets at end of period (000 omitted)	$58,558		$59,068	$80,336	$69,093	$57,878	$63,964

See Notes to Financial Statements

51

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$10.62		$11.22	$11.00	$10.12	$10.63	$10.02

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29	$0.30	$0.33	$0.36	$0.37
Net realized and unrealized gain (loss) on investments	0.32		(0.61)	0.20	0.88	(0.52)	0.63
Total from investment operations	$0.45		$(0.32)	$0.50	$1.21	$(0.16)	$1.00

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.28)	$(0.33)	$(0.35)	$(0.36)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.14)		$(0.28)	$(0.28)	$(0.33)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$10.93		$10.62	$11.22	$11.00	$10.12	$10.63
Total return (%) (r)(s)(t)(x)	4.22	(n)	(2.81)	4.57	12.09	(1.58)	10.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.76	1.70	1.78	1.77	1.78
Expenses after expense reductions (f)	1.70	(a)	1.70	1.70	1.70	1.72	1.75
Net investment income	2.48	(a)	2.76	2.64	3.14	3.39	3.51
Portfolio turnover	8	(n)	15	14	19	22	16
Net assets at end of period (000 omitted)	$1,593		$1,702	$2,382	$1,952	$2,385	$3,212
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

52

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class A
Net asset value, beginning of period	$10.76		$11.47	$11.34	$10.45	$10.93		$10.15

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.42	$0.46	$0.46	$0.46		$0.48
Net realized and unrealized gain (loss) on investments	0.25		(0.73)	0.09	0.88	(0.49)		0.77
Total from investment operations	$0.44		$(0.31)	$0.55	$1.34	$(0.03)		$1.25

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.42)	$(0.45)	$(0.45)		$(0.47)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$(0.19)		$(0.40)	$(0.42)	$(0.45)	$(0.45)		$(0.47)
Net asset value, end of period (x)	$11.01		$10.76	$11.47	$11.34	$10.45		$10.93
Total return (%) (r)(s)(t)(x)	4.11	(n)	(2.66)	4.86	13.01	(0.35)		12.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.96	0.92	0.94	0.94		0.95
Expenses after expense reductions (f)	0.95	(a)	0.95	0.92	0.94	0.94		0.95
Net investment income	3.40	(a)	3.85	4.00	4.16	4.20		4.47
Portfolio turnover	14	(n)	21	23	13	14		24
Net assets at end of period (000 omitted)	$89,836		$90,417	$110,729	$107,738	$100,324		$107,182

See Notes to Financial Statements

53

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class B
Net asset value, beginning of period	$10.75		$11.47	$11.33	$10.45	$10.93		$10.14

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.34	$0.37	$0.38	$0.38		$0.40
Net realized and unrealized gain (loss) on investments	0.25		(0.74)	0.10	0.86	(0.49)		0.78
Total from investment operations	$0.40		$(0.40)	$0.47	$1.24	$(0.11)		$1.18

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.33)	$(0.36)	$(0.37)		$(0.39)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$(0.15)		$(0.32)	$(0.33)	$(0.36)	$(0.37)		$(0.39)
Net asset value, end of period (x)	$11.00		$10.75	$11.47	$11.33	$10.45		$10.93
Total return (%) (r)(s)(t)(x)	3.72	(n)	(3.47)	4.17	12.07	(1.09)		11.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.71	1.67	1.70	1.69		1.70
Expenses after expense reductions (f)	1.70	(a)	1.70	1.67	1.69	1.69		1.70
Net investment income	2.65	(a)	3.10	3.25	3.42	3.44		3.75
Portfolio turnover	14	(n)	21	23	13	14		24
Net assets at end of period (000 omitted)	$2,211		$2,198	$3,507	$3,406	$3,772		$6,251
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

54

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$10.92		$11.66	$11.44	$10.42	$11.07	$10.35

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42	$0.43	$0.45	$0.47	$0.48
Net realized and unrealized gain (loss) on investments	0.35		(0.76)	0.19	1.01	(0.63)	0.77
Total from investment operations	$0.55		$(0.34)	$0.62	$1.46	$(0.16)	$1.25

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.40)	$(0.44)	$(0.45)	$(0.47)
From net realized gain on investments	—		—	—	—	(0.04)	(0.06)
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.40)	$(0.44)	$(0.49)	$(0.53)
Net asset value, end of period (x)	$11.27		$10.92	$11.66	$11.44	$10.42	$11.07
Total return (%) (r)(s)(t)(x)	5.02	(n)	(2.85)	5.48	14.21	(1.57)	12.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87	0.85	0.85	0.86	0.87
Expenses after expense reductions (f)	0.83	(a)	0.85	0.85	0.85	0.86	0.87
Net investment income	3.64	(a)	3.80	3.64	4.04	4.25	4.44
Portfolio turnover	6	(n)	23	15	26	25	21
Net assets at end of period (000 omitted)	$234,172		$232,263	$296,895	$289,090	$266,600	$236,724

See Notes to Financial Statements

55

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$10.94		$11.68	$11.46	$10.44	$11.09	$10.37

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.34	$0.36	$0.39	$0.40
Net realized and unrealized gain (loss) on investments	0.34		(0.75)	0.20	1.02	(0.63)	0.77
Total from investment operations	$0.50		$(0.42)	$0.54	$1.38	$(0.24)	$1.17

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.32)	$(0.36)	$(0.37)	$(0.39)
From net realized gain on investments	—		—	—	—	(0.04)	(0.06)
Total distributions declared to shareholders	$(0.15)		$(0.32)	$(0.32)	$(0.36)	$(0.41)	$(0.45)
Net asset value, end of period (x)	$11.29		$10.94	$11.68	$11.46	$10.44	$11.09
Total return (%) (r)(s)(t)(x)	4.61	(n)	(3.59)	4.69	13.33	(2.30)	11.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.60	1.60	1.60	1.62
Expenses after expense reductions (f)	1.60	(a)	1.62	1.60	1.60	1.60	1.62
Net investment income	2.87	(a)	3.02	2.88	3.29	3.50	3.70
Portfolio turnover	6	(n)	23	15	26	25	21
Net assets at end of period (000 omitted)	$3,812		$3,810	$5,095	$5,443	$7,333	$13,804
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

56

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

57

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments at Value
Municipal Bonds	$—	$51,458,753	$—	$51,458,753
Mutual Funds	1,369,761	—	—	1,369,761
Total Investments	$1,369,761	$51,458,753	$—	$52,828,514

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$179,644,053	$—	$179,644,053
Mutual Funds	155	—	—	155
Total Investments	$155	$179,644,053	$—	$179,644,208

California Fund
Investments at Value
Municipal Bonds	$—	$271,004,213	$—	$271,004,213
Mutual Funds	4,127,795	—	—	4,127,795
Total Investments	$4,127,795	$271,004,213	$—	$275,132,008

Georgia Fund
Investments at Value
Municipal Bonds	$—	$58,810,800	$—	$58,810,800
Mutual Funds	863,366	—	—	863,366
Total Investments	$863,366	$58,810,800	$—	$59,674,166

Maryland Fund
Investments at Value
Municipal Bonds	$—	$91,453,300	$—	$91,453,300
Mutual Funds	147,167	—	—	147,167
Total Investments	$147,167	$91,453,300	$—	$91,600,467

Massachusetts Fund
Investments at Value
Municipal Bonds	$—	$233,694,672	$—	$233,694,672
Mutual Funds	825,096	—	—	825,096
Total Investments	$825,096	$233,694,672	$—	$234,519,768

For further information regarding security characteristics, see the Portfolio of Investments.

58

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. For each fund, this amount, for the six months ended September 30, 2014, is shown as a reduction of total expenses in the Statements of Operations, with the exception of the Alabama Fund and Arkansas Fund for which there was no reduction.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year Ended 3/31/14	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$—	$29,107	$—	$—	$—	$—
Tax-exempt income	2,269,574	6,897,548	11,173,911	2,410,842	3,744,433	9,474,128
Total distributions	$2,269,574	$6,926,655	$11,173,911	$2,410,842	$3,744,433	$9,474,128

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/14	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$48,575,281	$170,492,001	$251,375,586	$55,188,339	$85,783,033	$210,484,117
Gross appreciation	4,293,511	10,169,569	24,270,496	4,542,916	6,055,493	24,214,456
Gross depreciation	(40,278)	(1,017,362)	(514,074)	(57,089)	(238,059)	(178,805)
Net unrealized appreciation (depreciation)	$4,253,233	$9,152,207	$23,756,422	$4,485,827	$5,817,434	$24,035,651

As of 3/31/14
Undistributed ordinary income	—	27,225	2,462	265	—	3,840
Undistributed tax-exempt income	197,618	525,009	938,764	181,863	485,168	820,126
Capital loss carryforwards	(1,935,368)	(5,609,897)	(12,497,582)	(1,936,878)	(2,876,458)	(8,816,090)
Post-October capital loss deferral	—	(424,346)	(318,296)	(111,624)	(703,274)	(305,677)
Other temporary differences	(170,913)	(502,541)	(876,402)	(190,951)	(305,276)	(777,338)
Net unrealized appreciation (depreciation)	2,782,806	3,312,675	14,230,647	2,614,242	3,646,084	16,052,496

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

59

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2014, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
3/31/16	$—	$—	$(40,368)	$—	$—	$—
3/31/17	—	—	(1,063,041)	—	—	—
3/31/18	—	—	—	(153,718)	—	—
3/31/19	(674,377)	(197,659)	(2,804,636)	(266,409)	(579,646)	(488,562)
Total	$(674,377)	$(197,659)	$(3,908,045)	$(420,127)	$(579,646)	$(488,562)

Post-enactment losses which are characterized as follows:
Short-Term	$(428,620)	$(2,429,711)	$(4,111,318)	$(956,960)	$(1,489,777)	$(4,748,570)
Long-Term	(832,371)	(2,982,527)	(4,478,219)	(559,791)	(807,035)	(3,578,958)
Total	$(1,260,991)	$(5,412,238)	$(8,589,537)	$(1,516,751)	$(2,296,812)	$(8,327,528)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund
	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14
Class A	$952,063	$2,243,951	$2,803,316	$6,716,641	$4,538,811	$10,058,978
Class B	9,135	25,623	87,446	210,014	59,663	149,985
Class C	—	—	—	—	429,356	964,948
Total	$961,198	$2,269,574	$2,890,762	$6,926,655	$5,027,830	$11,173,911

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14
Class A	$964,065	$2,358,659	$1,567,411	$3,662,344	$4,111,394	$9,348,296
Class B	20,819	52,183	29,784	82,089	51,909	125,832
Total	$984,884	$2,410,842	$1,597,195	$3,744,433	$4,163,303	$9,474,128

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2014, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$1,264	$4,298	$6,383	$1,423	$2,183	$5,622

The management fee incurred for the six months ended September 30, 2014 was equivalent to an annual effective rate of 0.45% of each fund’s average daily net assets.

60

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the funds’ average daily net assets for Class A and Class B shares:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	0.95%	0.95%
Class B	1.68%	1.70%	1.70%

For the Alabama Fund and the Maryland Fund, these written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2015. For the Georgia Fund, this written agreement will continue until at least July 31, 2015, after which MFS, under certain conditions, may increase such expense limitation to 1.00% of the fund’s average daily net assets annually for Class A shares and 1.75% of the fund’s average daily net assets annually for Class B shares without a vote of the fund’s Board of Trustees. Any increase above 1.00% and 1.75% of the fund’s average daily net assets annually for Class A and Class B shares, respectively, would require a vote of the fund’s Board of Trustees. For the six months ended September 30, 2014, these reductions amounted to $39,539 for the Alabama Fund, $25,650 for the Georgia Fund, and $5,620 for the Maryland Fund and are included in the reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the six months ended September 30, 2014, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$7,941	$25,708	$28,250	$6,244	$7,107	$17,025

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$66,156
Arkansas Fund	—	0.25%	0.25%	0.10%	218,918
California Fund	—	0.25%	0.25%	0.10%	296,660
Georgia Fund	—	0.25%	0.25%	0.25%	73,390
Maryland Fund	—	0.25%	0.25%	0.25%	112,978
Massachusetts Fund	—	0.25%	0.25%	0.23%	293,288

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$3,209
Arkansas Fund	0.75%	0.25%	1.00%	0.86%	35,772
California Fund	0.75%	0.25%	1.00%	0.86%	19,466
Georgia Fund	0.75%	0.25%	1.00%	1.00%	8,253
Maryland Fund	0.75%	0.25%	1.00%	1.00%	10,960
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	19,010

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$147,535

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$69,365	$254,690	$463,661	$81,643	$123,938	$312,298

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

61

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2014, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$238	$110	$1,091	$613	$1,553	$21,652
Class B	—	—	—	—	7	1
Class C	N/A	N/A	1	N/A	N/A	N/A

Arkansas Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. This reduction amounted to $131,351 which is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. This reduction amounted to $5,178 which is included in the reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. This reduction amounted to $177,997 which is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. This reduction amounted to $2,636 which is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2014, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$114	$4,943	$120	$—	$1,165	$—
Class B	2,393	5,572	1,498	2,080	16	5,514
Class C	N/A	N/A	726	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2014, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$2,384	$6,380	$14,812	$2,898	$8,240	$15,078
Percentage of average daily net assets	0.0089%	0.0070%	0.0109%	0.0096%	0.0178%	0.0126%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$18,970	$71,010	$94,417	$20,625	$29,221	$60,776

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2014 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0336%	0.0190%	0.0171%	0.0313%	0.0249%	0.0176%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

62

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2014, and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$53	$53	$346	$59	$289	$296

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$3,584	$3,420	$9,791	$4,048	$6,481	$6,445

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. Frank L. Tarantino serves as the ICCO and is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended September 30, 2014, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$99	$335	$495	$111	$170	$439

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are included in the reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$55	$185	$274	$61	$94	$242

On October 31, 2014, Mr. Tarantino resigned as ICCO and the service agreement between the funds and Tarantino LLC for the services of an ICCO was terminated. Effective November 1, 2014, the funds entered into a service agreement which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO). Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended September 30, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$6,316,785	$20,428,421	$26,613,175	$4,466,798	$12,569,105	$14,553,298
Sales	$7,649,729	$22,986,152	$26,147,622	$6,693,733	$12,605,028	$20,720,234

63

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six months ended 9/30/14		Year ended 3/31/14		Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	169,515	$1,742,523	406,832	$4,137,456	726,265	$7,149,525	1,756,225	$17,150,233
Class B	9,361	96,289	10,711	106,916	2,909	28,693	26,877	265,198
	178,876	$1,838,812	417,543	$4,244,372	729,174	$7,178,218	1,783,102	$17,415,431

Shares issued to shareholders in reinvestment of distributions
Class A	74,047	$763,357	177,515	$1,799,710	250,973	$2,475,572	578,476	$5,602,644
Class B	741	7,647	2,082	21,121	8,271	81,653	19,410	188,190
	74,788	$771,004	179,597	$1,820,831	259,244	$2,557,225	597,886	$5,790,834

Shares reacquired
Class A	(425,638)	$(4,361,578)	(1,899,072)	$(19,194,109)	(1,401,053)	$(13,813,425)	(7,184,155)	$(69,277,020)
Class B	(14,216)	(145,721)	(52,987)	(537,174)	(50,584)	(497,398)	(219,106)	(2,134,962)
	(439,854)	$(4,507,299)	(1,952,059)	$(19,731,283)	(1,451,637)	$(14,310,823)	(7,403,261)	$(71,411,982)

Net change
Class A	(182,076)	$(1,855,698)	(1,314,725)	$(13,256,943)	(423,815)	$(4,188,328)	(4,849,454)	$(46,524,143)
Class B	(4,114)	(41,785)	(40,194)	(409,137)	(39,404)	(387,052)	(172,819)	(1,681,574)
	(186,190)	$(1,897,483)	(1,354,919)	$(13,666,080)	(463,219)	$(4,575,380)	(5,022,273)	$(48,205,717)

	California Fund				Georgia Fund
	Six months ended 9/30/14		Year ended 3/31/14		Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,056,460	$12,116,729	2,708,037	$15,577,719	220,923	$2,384,691	883,129	$9,348,709
Class B	22,888	134,297	66,010	387,436	44	475	8,554	95,515
Class C	253,832	1,493,532	368,842	2,137,362	—	—	—	—
	2,333,180	$13,744,558	3,142,889	$18,102,517	220,967	$2,385,166	891,683	$9,444,224

Shares issued to shareholders in reinvestment of distributions
Class A	603,117	$3,556,864	1,342,032	$7,662,047	74,123	$801,652	185,187	$1,957,601
Class B	8,348	49,251	20,156	115,004	1,796	19,493	4,540	48,205
Class C	55,344	327,580	126,401	723,848	—	—	—	—
	666,809	$3,933,695	1,488,589	$8,500,899	75,919	$821,145	189,727	$2,005,806

Shares reacquired
Class A	(2,356,059)	$(13,835,550)	(11,246,845)	$(64,145,495)	(503,247)	$(5,417,995)	(2,670,552)	$(28,095,086)
Class B	(89,551)	(525,960)	(249,575)	(1,409,548)	(16,484)	(178,036)	(65,058)	(686,871)
Class C	(253,018)	(1,487,579)	(1,306,048)	(7,442,784)	—	—	—	—
	(2,698,628)	$(15,849,089)	(12,802,468)	$(72,997,827)	(519,731)	$(5,596,031)	(2,735,610)	$(28,781,957)

Net change
Class A	303,518	$1,838,043	(7,196,776)	$(40,905,729)	(208,201)	$(2,231,652)	(1,602,236)	$(16,788,776)
Class B	(58,315)	(342,412)	(163,409)	(907,108)	(14,644)	(158,068)	(51,964)	(543,151)
Class C	56,158	333,533	(810,805)	(4,581,574)	—	—	—	—
	301,361	$1,829,164	(8,170,990)	$(46,394,411)	(222,845)	$(2,389,720)	(1,654,200)	$(17,331,927)

64

Notes to Financial Statements (unaudited) – continued

	Maryland Fund				Massachusetts Fund
	Six months ended 9/30/14		Year ended 3/31/14		Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	186,013	$2,032,281	1,570,535	$17,068,788	613,156	$6,838,414	1,328,413	$14,689,083
Class B	18,945	207,095	11,350	124,986	17,963	200,525	33,915	377,816
	204,958	$2,239,376	1,581,885	$17,193,774	631,119	$7,038,939	1,362,328	$15,066,899

Shares issued to shareholders in reinvestment of distributions
Class A	110,385	$1,208,922	260,081	$2,814,440	295,454	$3,306,602	679,590	$7,440,290
Class B	2,493	27,295	6,837	74,083	3,865	43,332	9,248	101,486
	112,878	$1,236,217	266,918	$2,888,523	299,319	$3,349,934	688,838	$7,541,776

Shares reacquired
Class A	(537,256)	$(5,868,347)	(3,077,051)	$(33,078,417)	(1,402,436)	$(15,620,956)	(6,201,123)	$(67,582,889)
Class B	(24,838)	(271,321)	(119,521)	(1,286,214)	(32,461)	(360,986)	(131,068)	(1,422,153)
	(562,094)	$(6,139,668)	(3,196,572)	$(34,364,631)	(1,434,897)	$(15,981,942)	(6,332,191)	$(69,005,042)

Net change
Class A	(240,858)	$(2,627,144)	(1,246,435)	$(13,195,189)	(493,826)	$(5,475,940)	(4,193,120)	$(45,453,516)
Class B	(3,400)	(36,931)	(101,334)	(1,087,145)	(10,633)	(117,129)	(87,905)	(942,851)
	(244,258)	$(2,664,075)	(1,347,769)	$(14,282,334)	(504,459)	$(5,593,069)	(4,281,025)	$(46,396,367)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2014, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$109	$368	$531	$124	$186	$478
Interest Expense	—	—	—	—	—	—

65

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2014, are as follows:

	Underlying Affiliated Fund - MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Alabama Fund	977,768	9,207,641	(8,815,648)	1,369,761
Arkansas Fund	376,083	26,894,871	(27,270,799)	155
California Fund	1,557,972	34,131,748	(31,561,925)	4,127,795
Georgia Fund	983,637	7,974,238	(8,094,509)	863,366
Maryland Fund	1,522,303	11,851,542	(13,226,678)	147,167
Massachusetts Fund	2,528,691	21,718,386	(23,421,981)	825,096

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$284	$1,369,761
Arkansas Fund	—	—	1,287	155
California Fund	—	—	1,767	4,127,795
Georgia Fund	—	—	539	863,366
Maryland Fund	—	—	681	147,167
Massachusetts Fund	—	—	1,434	825,096

66

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

67

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst

68

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst

69

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and the Fund’s total expense ratio were each higher than the Lipper expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

70

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Website at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

71

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2014

MFS® MUNICIPAL SERIES TRUST

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

A rift is growing between U.S. and global economic growth. The U.S. economy has regained momentum, with a more robust labor market and steadily declining unemployment, increased consumer confidence and growing industrial output. Corporate earnings remain strong overall.

However, the rest of the global economy is struggling. The sluggish eurozone economy is now the largest impediment to global growth. With high unemployment and low inflation, the region has been unable to gain traction since the 2008 – 2009 financial crisis. The European Central Bank’s efforts to stimulate growth have had limited success.

In Asia, China is struggling to boost its industrial output and Japan’s economic momentum has slowed after its sales tax increase in April.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

November 14, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	22.9%
Healthcare Revenue – Hospitals	16.6%
Universities – Colleges	16.1%
General Obligations – General Purpose	8.8%
General Obligations – Schools	6.2%

Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	41.5%
A	35.1%
BBB	12.3%
BB	1.5%
B	0.8%
CCC	1.2%
Not Rated	2.4%
Cash & Other	0.8%

Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	15.4 yrs.

Jurisdiction (i)
Mississippi	78.9%
Massachusetts	2.4%
California	2.1%
U.S. Virgin Islands	1.7%
Guam	1.5%
Puerto Rico	1.5%
Michigan	1.4%
New York	1.4%
Wisconsin	1.4%
Illinois	1.0%
New Hampshire	1.0%
Kentucky	0.9%
Tennessee	0.9%
New Jersey	0.8%
Virginia	0.6%
Colorado	0.6%
Texas	0.5%
Washington	0.3%
Florida	0.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.1%
State & Local Agencies	11.7%
Healthcare Revenue – Hospitals	10.8%
Tax – Other	9.8%
Miscellaneous Revenue – Other	6.3%

Composition including fixed income credit quality (a)(i)
AAA	6.3%
AA	39.4%
A	27.1%
BBB	18.6%
BB	4.4%
B	1.7%
Not Rated	2.2%
Cash & Other	0.3%

Portfolio facts (i)
Average Duration (d)	7.7
Average Effective Maturity (m)	17.4 yrs.

Jurisdiction (i)
New York	84.5%
California	2.3%
Illinois	1.7%
New Jersey	1.4%
Colorado	1.4%
Guam	1.3%
Texas	1.1%
U.S. Virgin Islands	1.1%
Florida	1.0%
Michigan	0.9%
Wisconsin	0.6%
Pennsylvania	0.6%
Puerto Rico	0.3%
Ohio	0.3%
Washington	0.3%
Indiana	0.3%
Louisiana	0.3%
Missouri	0.2%
Mississippi	0.1%
New Hampshire (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.5%
Universities – Colleges	15.4%
State & Local Agencies	10.8%
Water & Sewer Utility Revenue	9.1%
Utilities – Municipal Owned	6.5%

Composition including fixed income credit quality (a)(i)
AAA	12.6%
AA	41.2%
A	24.8%
BBB	16.1%
BB	0.7%
B	0.7%
Not Rated	3.3%
Cash & Other	0.6%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	16.2 yrs.

Jurisdiction (i)
North Carolina	77.2%
Puerto Rico	3.5%
New York	2.1%
Illinois	2.1%
Michigan	1.6%
Guam	1.4%
U.S. Virgin Islands	1.3%
New Jersey	1.3%
California	1.2%
Tennessee	1.1%
Wisconsin	0.8%
Florida	0.8%
New Hampshire	0.6%
Virginia	0.6%
Texas	0.6%
Colorado	0.6%
Kentucky	0.6%
Pennsylvania	0.5%
Ohio	0.4%
Indiana	0.3%
Washington	0.3%
Louisiana	0.3%
Missouri	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.6%
Universities – Colleges	18.7%
General Obligations – General Purpose	13.4%
General Obligations – Schools	12.6%
Water & Sewer Utility Revenue	5.3%

Composition including fixed income credit quality (a)(i)
AAA	2.7%
AA	29.9%
A	37.4%
BBB	20.2%
BB	3.6%
B	3.3%
Not Rated	3.2%
Cash & Other	(0.3)%

Portfolio facts (i)
Average Duration (d)	7.7
Average Effective Maturity (m)	16.2 yrs.

Jurisdiction (i)
Pennsylvania	84.0%
Illinois	2.6%
Puerto Rico	2.0%
Michigan	1.5%
Guam	1.5%
California	1.4%
New Jersey	1.2%
Florida	1.0%
Colorado	0.9%
Tennessee	0.9%
Texas	0.9%
Kentucky	0.7%
Wisconsin	0.5%
Indiana	0.3%
Louisiana	0.3%
Georgia	0.3%
U.S. Virgin Islands	0.2%
Missouri	0.1%
New Hampshire (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.6%
General Obligations – Schools	13.9%
Water & Sewer Utility Revenue	12.1%
General Obligations – General Purpose	8.5%
Utilities – Municipal Owned	8.3%

Composition including fixed income credit quality (a)(i)
AAA	3.7%
AA	45.9%
A	34.6%
BBB	10.6%
BB	0.8%
B	1.3%
CC	0.2%
Not Rated	1.3%
Cash & Other	1.6%

Portfolio facts (i)
Average Duration (d)	7.0
Average Effective Maturity (m)	14.7 yrs.

Jurisdiction (i)
South Carolina	80.4%
U.S. Virgin Islands	2.6%
California	2.3%
Michigan	1.6%
Guam	1.5%
Kentucky	1.3%
Illinois	1.3%
New York	1.1%
Tennessee	1.0%
Florida	0.7%
Puerto Rico	0.7%
Wisconsin	0.6%
Colorado	0.6%
Virginia	0.6%
New Hampshire	0.5%
Indiana	0.5%
Texas	0.4%
Georgia	0.2%
Washington	0.2%
Louisiana	0.2%
New Jersey	0.1%
Ohio (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – General Purpose	21.9%
Water & Sewer Utility Revenue	14.6%
Healthcare Revenue – Hospitals	12.5%
Utilities – Municipal Owned	10.2%
State & Local Agencies	8.2%

Composition including fixed income credit quality (a)(i)
AAA	7.8%
AA	56.0%
A	23.2%
BBB	9.8%
BB	0.6%
B	0.4%
Not Rated	2.4%
Cash & Other	(0.2)%

Portfolio facts (i)
Average Duration (d)	7.4
Average Effective Maturity (m)	15.0 yrs.

Jurisdiction (i)
Tennessee	84.7%
Guam	2.3%
New York	2.2%
Kentucky	1.8%
California	1.5%
U.S. Virgin Islands	1.2%
Florida	1.1%
Puerto Rico	1.0%
Wisconsin	0.9%
New Jersey	0.7%
Illinois	0.7%
New Hampshire	0.5%
Virginia	0.5%
Colorado	0.5%
Georgia	0.3%
Texas	0.1%
Michigan	0.1%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	18.8%
Healthcare Revenue – Hospitals	17.4%
General Obligations – General Purpose	13.7%
State & Local Agencies	12.3%
Universities – Colleges	6.2%

Composition including fixed income credit quality (a)(i)
AAA	22.4%
AA	45.3%
A	16.0%
BBB	12.3%
BB	1.7%
B	0.8%
Not Rated	3.5%
Cash & Other	(2.0)%

Portfolio facts (i)
Average Duration (d)	7.4
Average Effective Maturity (m)	15.3 yrs.

Jurisdiction (i)
Virginia	84.5%
District of Columbia	3.6%
Guam	2.5%
U.S. Virgin Islands	1.4%
Illinois	1.4%
Tennessee	1.3%
Wisconsin	1.2%
Michigan	0.9%
California	0.8%
Kentucky	0.6%
Ohio	0.6%
Pennsylvania	0.5%
Colorado	0.5%
Puerto Rico	0.3%
Washington	0.3%
Louisiana	0.3%
New York	0.3%
New Jersey	0.3%
New Hampshire	0.2%
Massachusetts	0.2%
Texas	0.2%
Indiana	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	17.4%
Healthcare Revenue – Hospitals	16.8%
Tax – Other	11.2%
Miscellaneous Revenue – Other	10.1%
Water & Sewer Utility Revenue	9.0%

Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	31.0%
A	43.6%
BBB	7.0%
BB	1.0%
B	0.7%
Not Rated	11.4%
Cash & Other	0.6%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	15.3 yrs.

Jurisdiction (i)
West Virginia	76.9%
New York	3.2%
Guam	3.1%
U.S. Virgin Islands	2.3%
Michigan	1.9%
Puerto Rico	1.8%
Kentucky	1.8%
Massachusetts	1.6%
Illinois	1.4%
Florida	1.4%
Tennessee	1.1%
New Jersey	0.7%
California	0.7%
Texas	0.6%
Washington	0.5%
Indiana	0.3%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 9/30/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2014 through September 30, 2014

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2014 through September 30, 2014.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.80%	$1,000.00	$1,039.79	$4.09
	Hypothetical (h)	0.80%	$1,000.00	$1,021.06	$4.05
B	Actual	1.47%	$1,000.00	$1,036.32	$7.50
	Hypothetical (h)	1.47%	$1,000.00	$1,017.70	$7.44

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.87%	$1,000.00	$1,050.02	$4.47
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.63%	$1,000.00	$1,047.17	$8.37
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
C	Actual	1.63%	$1,000.00	$1,047.11	$8.36
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.85%	$1,000.00	$1,043.36	$4.35
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.61%	$1,000.00	$1,039.52	$8.23
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
C	Actual	1.61%	$1,000.00	$1,039.49	$8.23
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.79%	$1,000.00	$1,051.07	$4.06
	Hypothetical (h)	0.79%	$1,000.00	$1,021.11	$4.00
B	Actual	1.55%	$1,000.00	$1,045.95	$7.95
	Hypothetical (h)	1.55%	$1,000.00	$1,017.30	$7.84

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.89%	$1,000.00	$1,046.36	$4.57
	Hypothetical (h)	0.89%	$1,000.00	$1,020.61	$4.51
B	Actual	1.64%	$1,000.00	$1,042.50	$8.40
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.93%	$1,000.00	$1,043.57	$4.76
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.68%	$1,000.00	$1,039.72	$8.59
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/01/14-9/30/14
A	Actual	0.88%	$1,000.00	$1,042.02	$4.50
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$1,037.23	$8.32
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
C	Actual	1.63%	$1,000.00	$1,038.13	$8.33
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24

Notes to Expense Table

For the MFS Virginia Municipal Bond Fund, expense ratios include 0.01% of investment related expenses from inverse floaters that are outside of the expense limitation arrangement (See Notes 2 and 3 of the Notes to Financial Statements).

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expenses Paid During Period (p) 4/0/14-9/30/14
A	Actual	0.90%	$1,000.00	$1,043.60	$4.61
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,039.71	$8.44
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.9%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$115,000	$125,934
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	75,000	81,361
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 10/01/31	1,000,000	1,024,900
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	45,000	49,435
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	230,000	257,398
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	35,000	37,625
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	60,000	64,087
		$1,640,740
General Obligations - General Purpose - 8.7%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/31	$625,000	$731,425
Guam Government, “A”, 6.75%, 11/15/29	35,000	39,274
Guam Government, “A”, 5.25%, 11/15/37	155,000	155,432
Guam Government, “A”, 7%, 11/15/39	40,000	45,283
Gulfport, MI, AGM, 5%, 11/01/22	250,000	295,253
Gulfport, MI, AGM, 5%, 11/01/24	500,000	596,480
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/20	620,000	728,060
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/39	1,000,000	1,087,530
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	195,000	198,426
State of California, 6%, 11/01/39	700,000	846,587
State of Mississippi, “A”, 5.25%, 11/01/15	800,000	843,648
State of Mississippi, “F”, 4%, 11/01/22	500,000	568,250
State of Mississippi, “H”, 4%, 12/01/20	350,000	398,209
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/30	1,000,000	1,159,510
		$7,693,367
General Obligations - Schools - 6.1%
Lamar County, MS, School District, 5%, 9/01/31	$1,095,000	$1,221,549
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/23	1,000,000	1,155,790
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/28	1,000,000	1,116,230

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/31	$500,000	$564,450
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/32	500,000	564,020
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	1,020,000	435,938
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	805,000	374,422
		$5,432,399
Healthcare Revenue - Hospitals - 16.3%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 7/01/15	$505,000	$507,262
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 7/01/18	1,000,000	1,004,250
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 7/01/31	500,000	501,260
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	325,000	373,909
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	380,000	437,118
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	320,000	334,342
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	80,000	93,909
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/36	500,000	577,235
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 9/01/24	2,000,000	2,010,020
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/39	2,000,000	2,155,340
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/35	1,000,000	1,020,400
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/29	1,000,000	1,098,710
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “1”, 5%, 10/01/17	750,000	837,810
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 12/01/31	500,000	508,535

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 4/01/19	$250,000	$250,235
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 4/01/23	250,000	250,090
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	215,000	235,924
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	550,000	589,578
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	135,000	160,638
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	75,000	85,812
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	185,000	212,021
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	640,000	749,120
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	430,000	444,964
		$14,438,482
Industrial Revenue - Paper - 1.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$750,000	$943,448
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 3/01/15	750,000	757,628
		$1,701,076
Multi-Family Housing Revenue - 1.3%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	$150,000	$97,355
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/48	1,000,000	1,022,710
		$1,120,065
Sales & Excise Tax Revenue - 2.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$450,000	$501,431
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	295,000	321,459
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	750,000	958,118
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	200,000	159,734
		$1,940,742

Issuer	Shares/Par	Value ($)
Single Family Housing - State - 3.1%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.3%, 6/01/34	$105,000	$110,097
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 6/01/39	120,000	121,789
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/31	1,425,000	1,490,735
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 6/01/15	1,000,000	998,480
		$2,721,101
State & Agency - Other - 1.2%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 1/01/26 (Prerefunded 1/01/16)	$1,000,000	$1,058,460

State & Local Agencies - 22.6%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	$190,000	$218,088
Mississippi Development Bank Special Obligation ( Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/22	735,000	819,481
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 7/01/28	1,320,000	1,438,140
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 3/01/31 (Prerefunded 3/01/16)	1,400,000	1,480,472
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/27	1,000,000	1,141,830
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/23	345,000	397,519
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/24	360,000	414,562
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/25	380,000	436,829
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/29	500,000	576,090
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/30	500,000	573,325
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 7/01/31	905,000	961,581
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2/01/29	1,000,000	1,076,660

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	$1,000,000	$1,258,600
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 10/01/28	1,120,000	1,229,346
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/22	500,000	569,135
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/36	500,000	552,695
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/18	625,000	706,106
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/21	500,000	589,235
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 1/01/35	500,000	526,520
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/36	500,000	556,565
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 3/01/29	750,000	835,133
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 7/01/26 (Prerefunded 7/01/16)	1,695,000	1,829,464
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/31	1,200,000	1,315,800
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 1/01/27 (Prerefunded 7/01/16)	500,000	540,120
		$20,043,296
Tax - Other - 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$125,000	$137,460
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	40,000	43,960
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	110,000	125,872
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	790,000	855,531
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	95,000	99,789
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	85,000	92,872
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	295,000	327,527
		$1,683,011

Issuer	Shares/Par	Value ($)
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$420,000	$489,476
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	155,000	114,584
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	780,000	572,660
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	15,000	3,537
		$1,180,257
Toll Roads - 1.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$110,000	$135,084
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	85,000	101,950
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	475,000	272,498
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	195,000	218,260
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	310,000	332,574
		$1,060,366
Transportation - Special Tax - 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,135,000	$1,130,880

Universities - Colleges - 16.0%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$1,000,000	$1,118,130
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	920,000	1,029,002
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/34	1,500,000	1,651,920
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	920,000	1,187,729
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/23	1,000,000	1,186,110
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/39	1,000,000	1,042,790
Mississippi State University, Educational Building Corp. Rev. (New Facilities and Refinancing Project), “A”, 5%, 8/01/43	1,000,000	1,122,010
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 3/01/37	1,000,000	1,025,000

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	$590,000	$769,413
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/33	1,500,000	1,667,655
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/34	715,000	766,544
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 9/15/39	490,000	523,139
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 3/01/32	1,000,000	1,052,420
		$14,141,862
Universities - Dormitories - 2.5%
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	$1,000,000	$1,099,910
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,000,000	1,137,560
		$2,237,470
Utilities - Investor Owned - 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$370,000	$434,310
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put date 8/01/16)	265,000	285,988
		$720,298
Utilities - Municipal Owned - 2.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	$75,000	$83,482
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	85,000	94,013
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	155,000	179,707
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/27	155,000	170,088
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/28	100,000	109,535
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/29	485,000	532,030
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 3/01/26	1,000,000	1,030,490
		$2,199,345

Issuer	Shares/Par	Value ($)
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$375,000	$426,836
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	185,000	212,920
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	95,000	109,374
		$749,130
Water & Sewer Utility Revenue - 4.4%
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 9/01/30 (Prerefunded 9/15/15)	$1,000,000	$1,045,730
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	285,000	315,002
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	30,000	32,882
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	30,000	32,475
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	25,000	27,021
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	15,000	16,301
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	35,000	37,770
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	30,000	31,901
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	750,000	970,778
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 9/01/23	1,220,000	1,410,784
		$3,920,644
Total Municipal Bonds (Identified Cost, $80,835,079)		$86,812,991

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	764,055	$764,055
Total Investments (Identified Cost, $81,599,134)		$87,577,046

Other Assets, Less Liabilities - 1.1%		992,844
Net Assets - 100.0%		$88,569,890

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.3%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.2%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$555,000	$629,584
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	245,000	268,312
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	170,000	184,418
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 1/01/24	1,000,000	1,055,500
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/28	650,000	738,303
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/29	500,000	563,585
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 12/01/15	1,000,000	1,058,760
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	1,160,000	1,350,832
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	90,000	98,870
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	15,000	16,787
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	80,000	85,999
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	130,000	138,856
		$6,189,806
General Obligations - General Purpose - 5.7%
Guam Government, “A”, 5.25%, 11/15/37	$290,000	$290,809
Guam Government, “A”, 7%, 11/15/39	105,000	118,868
Nassau County, NY, General Improvement, “B”, 5%, 4/01/23	1,820,000	2,120,828
New York, NY, “B”, 5%, 8/01/18	3,000,000	3,447,060
New York, NY, “E”, 5%, 8/01/21	2,500,000	2,976,375
New York, NY, “E-1”, 6.25%, 10/15/28	1,000,000	1,192,150
New York, NY, “J”, FGIC, 5.5%, 2/15/26	5,000	5,020
Onondaga County, NY, General Obligation, 5%, 5/01/29	750,000	863,550
		$11,014,660
General Obligations - Schools - 1.1%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	$3,730,000	$1,036,418

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 6/15/15	$500,000	$525,350
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	1,690,000	606,102
		$2,167,870
Healthcare Revenue - Hospitals - 10.7%
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	$550,000	$576,620
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems), “A”, 5%, 7/01/44	1,000,000	1,079,150
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	215,000	241,712
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	245,000	270,549
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2/01/27	1,425,000	1,445,449
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	165,000	193,687
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	245,000	279,859
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 8/01/25	995,000	1,017,447
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/32	1,000,000	1,111,540
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	35,000	37,805
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,495,000	1,706,871
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/34	1,995,000	2,331,756
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/26	2,000,000	2,256,800
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/25	750,000	865,335
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/37	750,000	788,790

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/23	$1,000,000	$1,125,210
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,290,000	1,409,338
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/28	1,000,000	1,110,290
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	165,000	188,786
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	395,000	452,694
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/30	1,000,000	1,152,320
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	945,000	977,886
		$20,619,894
Healthcare Revenue - Long Term Care - 1.1%
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/40	$1,000,000	$1,107,050
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	120,000	139,038
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	180,000	207,976
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	500,000	442,755
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	23,530
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	154,696
		$2,075,045
Human Services - 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/32	$705,000	$790,883

Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	$350,000	$386,159
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	100,000	110,017
		$496,176

Issuer	Shares/Par	Value ($)
Industrial Revenue - Environmental Services - 0.6%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	$1,160,000	$1,192,086

Industrial Revenue - Other - 1.7%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$1,475,000	$1,744,556
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	250,000	255,523
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/24	1,000,000	1,240,680
		$3,240,759
Industrial Revenue - Paper - 0.2%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/21	$470,000	$470,860

Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/40	$1,750,000	$1,988,315

Miscellaneous Revenue - Other - 6.2%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$205,000	$215,506
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	315,000	329,739
New York City, NY, Trust for Cultural Resources Rev. (American Museum of Natural History), “A”, 5%, 7/01/34	2,000,000	2,288,420
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,665,000	1,869,279
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	2,500,000	2,802,800
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	1,000,000	1,093,730
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	3,000,000	3,341,550
		$11,941,024
Multi-Family Housing Revenue - 2.8%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	$400,000	$397,188
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 11/01/40	1,520,000	1,572,030
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/41	745,000	747,146
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/41	1,000,000	1,049,220
New York, NY, City Housing Development Corp., 5.5%, 11/01/34	15,000	15,056

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
New York, NY, City Housing Development Corp., “C”, 5%, 11/01/26	$500,000	$504,260
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 11/01/35	1,000,000	1,032,890
		$5,317,790
Sales & Excise Tax Revenue - 1.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	$1,000,000	$1,125,350
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	180,000	196,511
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	224,290
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	12,021
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	540,000	460,177
		$2,018,349
Single Family Housing - State - 1.3%
New York Housing Finance Agency Rev., “E”, 3%, 11/01/30	$1,000,000	$926,070
New York Mortgage Agency Rev., “130”, 4.65%, 4/01/27	1,630,000	1,644,214
		$2,570,284
State & Agency - Other - 0.7%
New York Dormitory Authority (City University), AMBAC, 5.75%, 7/01/18	$650,000	$717,906
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 5/15/19	550,000	609,736
		$1,327,642
State & Local Agencies - 11.5%
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	$890,000	$1,025,289
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.907%, 6/01/37	1,405,000	1,158,029
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/33	1,860,000	2,188,588
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/20	1,225,000	1,230,831
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 7/01/16	1,735,000	1,842,518
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/20	2,020,000	2,422,465
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 3/15/23	1,300,000	1,573,689
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/40	830,000	925,018
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 5/15/17	1,130,000	1,244,164
New York Urban Development Corp. Rev. (State Facilities), AMBAC, 5.6%, 4/01/15	1,060,000	1,088,546

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
New York Urban Development Corp. Rev., “D”, 5.625%, 1/01/28	$2,000,000	$2,312,080
New York Urban Development Corp. Rev., State Personal Income Tax Rev., “C”, 5%, 12/15/18	3,000,000	3,486,930
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/28	1,000,000	1,169,430
United Nations Development Corp., “A”, 5%, 7/01/26	500,000	555,105
		$22,222,682
Tax - Other - 9.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$270,000	$296,914
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	90,000	98,910
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,000,000	3,459,750
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 12/15/25	2,000,000	2,399,740
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/40	2,000,000	2,225,600
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	2,000,000	2,237,560
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 1/15/32	1,000,000	1,109,070
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/27	3,000,000	3,480,120
New York, NY, City Transitional Financial Authority Rev., Future Tax Secured, “A-1”, 5%, 11/01/15	1,195,000	1,257,128
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	605,000	695,127
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	1,250,000	1,313,013
		$18,572,932
Tobacco - 3.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$765,000	$635,508
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	775,000	615,846
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	1,235,000	980,368
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	355,000	413,724
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	460,000	454,457
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	645,000	476,816
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	2,550,000	630,870

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	$35,000	$8,252
New York County Tobacco Trust II, 5.625%, 6/01/35	795,000	795,000
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/32	750,000	813,450
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 6/01/45	500,000	407,935
		$6,232,226
Toll Roads - 2.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$205,000	$251,748
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	203,900
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/28	1,000,000	1,165,400
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/29	2,000,000	2,274,980
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	3,000,000	1,556,640
		$5,452,668
Transportation - Special Tax - 1.3%
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/28	$2,000,000	$2,416,420

Universities - Colleges - 18.9%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 7/01/31	$1,000,000	$1,102,620
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/39	1,000,000	1,108,080
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 10/01/30	1,515,000	1,587,993
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2/01/39	500,000	538,580
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	1,000,000	1,121,900
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,945,000	2,118,397
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 7/01/35	1,585,000	1,631,995
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/29	1,325,000	1,610,485
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/23	500,000	587,630
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/24	1,000,000	1,169,800

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	$985,000	$1,121,757
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	1,285,000	1,675,756
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/33	600,000	648,696
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 7/01/31	2,000,000	2,132,940
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 7/01/39	2,000,000	2,120,180
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, FGIC, 5%, 7/01/29	1,000,000	1,001,900
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 7/01/48	1,955,000	2,140,823
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 5%, 5/01/38	500,000	530,765
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 4.25%, 5/01/42	1,000,000	941,120
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 7/01/35	2,000,000	2,074,020
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/20	2,000,000	2,367,120
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/40	2,000,000	2,133,420
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	80,000	68,231
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	110,921
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 10/01/27	500,000	528,730
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 7/01/31	2,225,000	2,328,730
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/31	1,000,000	1,127,300
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/41	595,000	659,778
		$36,289,667

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 2.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	$2,000,000	$2,216,160
Build NYC Resource Corp. Rev. (Q Student Residences, LLC Project), “A”, 5%, 6/01/38	1,000,000	1,130,770
Build NYC Resource Corp. Rev. (Q Student Residences, LLC Project), “A”, 5%, 6/01/43	1,300,000	1,459,757
		$4,806,687
Universities - Secondary Schools - 1.3%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	$750,000	$759,068
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	1,000,000	966,080
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	535,000	693,563
		$2,418,711
Utilities - Municipal Owned - 3.5%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$515,000	$587,584
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	155,000	172,529
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	180,000	199,085
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 5/01/21	1,500,000	1,738,950
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/33	1,000,000	1,162,180
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	2,000,000	2,318,800
New York Utility Debt Securitization Authority Rev., “TE”, 5%, 12/15/18	500,000	551,025
		$6,730,153
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	$1,085,000	$1,489,651
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	115,000	124,638
		$1,614,289

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 4.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$315,000	$348,160
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	100,000	129,437
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “A”, 5%, 6/15/26	2,000,000	2,402,560
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 6/15/33	2,140,000	2,363,780
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 6/15/30	1,245,000	1,356,838
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 12/01/14	165,000	166,747
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 5%, 6/15/34	2,000,000	2,277,920
		$9,045,442
Total Municipal Bonds (Identified Cost, $175,209,352)		$189,223,320

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	927,416	$927,416
Total Investments (Identified Cost, $176,136,768)		$190,150,736

Other Assets, Less Liabilities - 1.2%		2,317,176
Net Assets - 100.0%		$192,467,912

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%

Issuer	Shares/Par	Value ($)
Airport Revenue - 5.6%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 7/01/23	$1,430,000	$1,573,801
Charlotte, NC, Airport Rev., “A”, 4.75%, 7/01/28	1,250,000	1,371,500
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 7/01/29	2,000,000	2,006,320
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 7/01/34	4,485,000	4,498,455
Charlotte, NC, Airport Rev., “A”, 5%, 7/01/36	3,000,000	3,315,510
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	1,055,000	1,196,792
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	440,000	481,866
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	305,000	330,867
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/36	3,440,000	3,787,165
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	175,000	192,246
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	195,000	218,228
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	150,000	161,248
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	240,000	256,349
		$19,390,347
General Obligations - General Purpose - 5.0%
Cary, NC, Public Improvement, 5%, 3/01/24	$2,940,000	$3,647,570
Guam Government, “A”, 6.75%, 11/15/29	240,000	269,309
Guam Government, “A”, 7%, 11/15/39	265,000	300,001
Mecklenburg County, NC, “A”, 5%, 8/01/18	5,100,000	5,884,941
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/30	2,000,000	2,320,100
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/26	1,450,000	1,673,010
North Carolina Capital Improvement Obligation, “C”, 5%, 5/01/25	2,710,000	3,188,613
		$17,283,544
General Obligations - Schools - 5.9%
Johnston County, NC, “B”, 5%, 2/01/18	$1,425,000	$1,619,114
Wake County, NC, “C”, 5%, 3/01/20	3,000,000	3,571,230
Wake County, NC, “C”, 5%, 3/01/21	3,000,000	3,613,020
Wake County, NC, “C”, 5%, 3/01/24	5,570,000	6,942,782
Wake County, NC, Public Improvement Rev., 5%, 3/01/16	2,000,000	2,132,840

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Wake County, NC, Public Improvement Rev., 5%, 3/01/19	$2,000,000	$2,340,580
		$20,219,566
Healthcare Revenue - Hospitals - 19.1%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 10/01/38	$2,000,000	$2,272,380
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/31	1,000,000	1,064,060
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/34	4,000,000	4,360,720
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	1,140,000	1,311,559
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	360,000	404,726
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	525,000	579,747
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,820,000	1,901,572
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	310,000	363,897
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	1,450,000	1,593,724
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	470,000	536,872
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	790,000	866,883
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	1,110,000	1,189,876
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	55,000	59,407
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/36	1,960,000	2,119,466
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/26	2,000,000	2,314,020
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/31	1,000,000	1,159,240

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/35 (Prerefunded 1/01/21)	$800,000	$992,768
North Carolina Medical Care Commission, Health Care Facilities Rev. (Columbus Regional Healthcare System), “A”, 4%, 10/01/42	2,000,000	1,937,700
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/35	1,620,000	1,781,271
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	3,500,000	3,789,555
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	2,420,000	2,668,824
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/40	3,000,000	3,291,990
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/30	5,250,000	5,727,645
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/31	4,355,000	4,855,302
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/38	1,825,000	1,991,860
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 10/01/25	1,600,000	1,756,960
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	2,215,000	2,491,033
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/34	2,000,000	2,180,640
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 11/01/15	1,140,000	1,135,953
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/38	1,000,000	1,078,450
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 10/01/26	1,155,000	1,199,618
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	2,040,000	2,617,667
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	470,000	559,258
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	270,000	308,923
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	635,000	727,748

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	$2,195,000	$2,569,247
		$65,760,561
Healthcare Revenue - Long Term Care - 1.2%
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/31	$480,000	$515,822
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/39	1,520,000	1,612,948
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/33	1,590,000	1,638,781
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	35,000	41,178
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	220,000	261,793
		$4,070,522
Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$2,655,000	$3,140,201

Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/34	$1,000,000	$1,138,800

Miscellaneous Revenue - Other - 1.7%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/25	$1,000,000	$1,217,130
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	420,000	441,525
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	640,000	669,946
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	3,145,000	3,530,860
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	100,000	110,167
		$5,969,628
Multi-Family Housing Revenue - 0.5%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/22	$815,000	$824,079
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/34	1,000,000	1,013,110
		$1,837,189

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/40	$1,000,000	$1,065,310

Sales & Excise Tax Revenue - 1.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$1,675,000	$1,942,564
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	1,140,000	1,242,247
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	15,000	18,032
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	970,000	826,615
		$4,029,458
Single Family Housing - State - 1.8%
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 1/01/37	$1,450,000	$1,456,322
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 7/01/26	1,525,000	1,536,453
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 1/01/37	75,000	75,692
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 7/01/38	1,385,000	1,401,634
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 7/01/38	1,535,000	1,612,026
		$6,082,127
State & Agency - Other - 2.4%
Charlotte, NC, COP (Transit Projects), 5%, 6/01/33	$3,000,000	$3,258,540
Charlotte, NC, COP (Transit Projects), “E”, 5%, 6/01/35	1,990,000	2,037,879
Charlotte, NC, COP, “E”, 5%, 6/01/26	760,000	863,512
Charlotte, NC, COP, “E”, 5%, 6/01/34	2,000,000	2,205,660
		$8,365,591
State & Local Agencies - 10.7%
Asheville, NC, Limited Obligation, 5%, 4/01/28	$400,000	$460,288
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/39	5,130,000	5,568,359
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.907%, 6/01/37	2,260,000	1,862,737
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 6/01/45	1,355,000	1,377,561
Harnett County, NC, 5%, 6/01/28	45,000	45,098
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/29	400,000	438,188
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/27	3,230,000	3,594,215
Mecklenburg County, NC, COP, “A”, 5%, 2/01/28	350,000	392,543
Mooresville, NC, COP, 5%, 9/01/32	3,120,000	3,367,728
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/30	2,000,000	2,275,540

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/24	$750,000	$878,033
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/35	2,000,000	2,173,760
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/26	1,000,000	1,137,340
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/32	3,000,000	3,358,800
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/33	6,000,000	6,802,200
Wilmington, NC, COP, “A”, 5%, 6/01/38	2,650,000	2,854,315
		$36,586,705
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$420,000	$461,866
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	159,355
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	1,005,000	1,154,715
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	305,000	330,300
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	350,000	367,643
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	305,000	333,246
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	2,090,000	2,272,332
		$5,079,457
Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$1,295,000	$1,075,795
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,975,000	2,301,704
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	940,000	928,673
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	540,000	399,195
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	4,685,000	1,159,069
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	60,000	14,146
		$5,878,582
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$435,000	$534,197
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	350,000	419,793

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$725,000	$811,478
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,160,000	1,244,471
		$3,009,939
Transportation - Special Tax - 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$1,715,000	$1,797,629
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/18	5,810,000	6,626,305
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/28	2,300,000	2,645,506
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	3,000,000	3,361,800
		$14,431,240
Universities - Colleges - 15.2%
Appalachian State University, NC, Rev., 4%, 10/01/19	$1,080,000	$1,206,144
Appalachian State University, NC, Rev., NATL, 5%, 7/15/30 (Prerefunded 7/15/15)	370,000	383,953
Appalachian State University, NC, Rev., NATL, 5%, 7/15/30	630,000	653,757
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,000,000	1,181,760
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	2,000,000	2,178,300
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,545,000	1,759,508
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/33	1,000,000	1,078,830
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/28	980,000	1,117,043
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/29	865,000	982,908
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/31	2,000,000	2,243,800
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/38	1,000,000	1,105,570
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/38	2,500,000	2,845,075
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 6/01/31	3,240,000	3,473,280

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	$450,000	$502,695
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/20	2,180,000	2,178,757
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	170,000	144,991
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	275,000	225,951
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	115,000	91,837
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	55,000	43,021
University of North Carolina, Chapel Hill, 5%, 12/01/31	3,250,000	3,622,255
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/34	200,000	217,930
University of North Carolina, Charlotte, Rev., 5%, 4/01/43	1,715,000	1,927,180
University of North Carolina, Greensboro, Rev., 5%, 4/01/26	3,000,000	3,447,030
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	2,000,000	2,271,700
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/29	5,000,000	5,930,450
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/34	1,890,000	2,120,693
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 10/01/34	2,000,000	2,204,540
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/24	1,615,000	1,876,775
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/25	1,705,000	1,981,363
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 6/01/28	1,825,000	1,921,652
Winston-Salem State University, NC, General Rev., 5%, 4/01/33	1,000,000	1,105,770
		$52,024,518
Universities - Dormitories - 0.5%
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/29	$1,550,000	$1,683,470

Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$450,000	$462,267

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - 6.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/20	$1,000,000	$1,166,830
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,000,000	1,173,520
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	520,000	602,888
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 1/01/18	14,245,000	16,414,086
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 1/01/30	2,500,000	2,809,100
		$22,166,424
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$1,695,000	$2,289,369
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,055,000	1,200,833
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,290,000	1,517,943
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	805,000	915,011
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	255,000	276,372
		$6,199,528
Water & Sewer Utility Revenue - 9.0%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 8/01/32	$1,000,000	$1,095,940
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/35	3,000,000	3,292,770
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/36	4,410,000	4,947,800
Charlotte, NC, Storm Water Fee Rev., 5%, 6/01/34	3,675,000	3,686,172
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/29	1,590,000	1,851,555
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/35	1,750,000	1,947,873
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/33	2,400,000	2,615,616

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/33	$2,000,000	$2,263,140
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	95,000	102,678
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	60,000	65,203
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	140,000	151,081
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	115,000	122,288
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/30	500,000	581,985
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/34	1,000,000	1,167,920
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/36	800,000	929,088
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/29	3,145,000	3,711,886
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/34	2,000,000	2,264,760
		$30,797,755
Total Municipal Bonds (Identified Cost, $312,097,300)		$336,672,729

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	2,396,187	$2,396,187
Total Investments (Identified Cost, $314,493,487)		$339,068,916

Other Assets, Less Liabilities - 1.3%		4,411,171
Net Assets - 100.0%		$343,480,087

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.4%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$335,000	$380,018
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/40	2,000,000	2,149,420
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	55,000	60,420
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	65,000	72,743
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	45,000	48,375
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	80,000	85,450
		$2,796,426
General Obligations - General Purpose - 13.2%
Abington Township, PA, 5%, 7/15/16	$1,475,000	$1,596,820
Abington Township, PA, 5%, 7/15/18	625,000	718,838
Allegheny County, PA, “C-73”, 5%, 12/01/18	1,500,000	1,722,765
Cambria County, PA, BAM, 5%, 8/01/20	1,000,000	1,142,920
Chester County, PA, 5%, 11/15/32	1,000,000	1,157,920
Commonwealth of Pennsylvania, 5%, 4/15/15	1,515,000	1,554,481
Commonwealth of Pennsylvania, 5%, 4/15/19	1,000,000	1,167,650
Commonwealth of Pennsylvania, 5%, 6/01/20	1,500,000	1,770,495
Commonwealth of Pennsylvania, 5%, 11/15/21	500,000	599,395
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 7/01/15	1,860,000	1,933,284
Guam Government, “A”, 6.75%, 11/15/29	75,000	84,159
Guam Government, “A”, 7%, 11/15/39	90,000	101,887
Luzerne County, PA, AGM, 6.75%, 11/01/23	475,000	544,801
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/32	595,000	301,713
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,000,000	1,127,480
		$15,524,608
General Obligations - Schools - 12.4%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 11/01/28	$1,000,000	$1,003,770
Carlisle, PA, School District, 5%, 9/01/26	1,000,000	1,154,980
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/31	1,150,000	587,673
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/33	760,000	351,698
Daniel Boone, PA, School District, 5%, 8/15/32	500,000	545,205
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 4/01/34	1,275,000	1,433,954
Northampton County, PA, Area School District, “A”, 5%, 10/01/33	1,000,000	1,132,110

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Northampton County, PA, Area School District, “A”, 5%, 10/01/34	$1,210,000	$1,364,384
Pittsburgh, PA, School District, “B”, 5%, 9/01/21	1,000,000	1,176,490
Reading, PA, School District, “A”, 5%, 4/01/18	1,000,000	1,097,930
Reading, PA, School District, “A”, 5%, 4/01/20	665,000	741,894
Scranton, PA, School District, “A”, AGM, 5%, 7/15/27	1,340,000	1,460,841
West Chester, PA, Area School District, “A”, 5%, 5/15/22	640,000	777,024
West Chester, PA, Area School District, “A”, 5%, 5/15/24	500,000	620,250
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/34	1,000,000	1,113,970
		$14,562,173
Healthcare Revenue - Hospitals - 19.3%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 5%, 9/01/18	$500,000	$575,480
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	1,000,000	1,119,260
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/40	1,500,000	1,650,690
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 11/15/39	750,000	770,115
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 7/01/39	500,000	586,045
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 11/15/29 (Prerefunded 11/15/14)	500,000	503,335
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/41	500,000	575,735
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 5/15/40	1,000,000	1,072,680
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 6/01/20	750,000	880,763
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	305,000	325,731
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	705,000	814,691
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 6/01/34	1,000,000	1,115,250

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	$500,000	$567,705
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	165,000	185,500
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	150,000	165,642
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	335,000	383,749
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	390,000	448,621
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 11/15/18	200,000	200,126
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 11/15/35	450,000	450,090
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 11/01/34 (Prerefunded 11/01/14)	350,000	351,477
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), NATL, 7%, 7/01/16	85,000	87,958
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/39	750,000	805,485
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	105,000	123,255
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	150,000	171,342
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 1/01/27	250,000	257,905
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 1/01/37	250,000	258,028
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	20,000	21,603
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	500,000	526,965
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pittsburg Medical Center), “E”, 5%, 5/15/19	1,730,000	2,010,831
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/25	1,000,000	1,148,890
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	810,000	884,933
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 6/01/25	750,000	844,905
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/33	500,000	557,560

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	$155,000	$184,436
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/32	500,000	556,950
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/30	1,000,000	1,062,970
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	485,000	501,878
		$22,748,579
Healthcare Revenue - Long Term Care - 2.3%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	$300,000	$302,856
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	250,000	252,758
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	500,000	534,170
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	500,000	505,965
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	500,000	544,470
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/29	250,000	286,730
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	65,000	75,312
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	105,000	121,319
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	10,000	11,765
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	70,000	83,298
		$2,718,643
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 9/01/24	$110,000	$110,088

Industrial Revenue - Other - 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/31	$1,000,000	$1,222,680

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - 0.3%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$145,000	$152,431
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	225,000	235,528
		$387,959
Sales & Excise Tax Revenue - 1.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$580,000	$672,649
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	120,000	131,008
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	135,000	151,396
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	380,000	323,828
		$1,278,881
Single Family Housing Revenue - Local - 0.5%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 11/01/37	$535,000	$541,934

Single Family Housing - State - 2.6%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “108-B”, 4.75%, 10/01/28	$1,000,000	$1,050,740
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 4/01/31	920,000	926,035
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 4/01/37	25,000	25,158
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 10/01/22	1,000,000	1,022,980
		$3,024,913
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	$205,000	$205,236
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	500,000	546,285
		$751,521
State & Local Agencies - 2.2%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	$715,000	$808,729
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.907%, 6/01/37	730,000	601,681
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.69%, 8/01/18 (p)	50,000	63,109

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23 (Prerefunded 7/01/18)	$60,000	$70,212
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23	440,000	486,719
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	500,000	577,620
		$2,608,070
Tax - Other - 1.0%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$750,000	$778,703
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	140,000	153,955
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	49,455
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	125,000	143,036
		$1,125,149
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	$225,000	$229,554

Tobacco - 2.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$430,000	$341,695
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	665,000	527,890
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	755,000	879,892
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	310,000	306,265
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	121,976
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	1,630,000	403,262
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	20,000	4,715
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	80,000	80,010
		$2,665,705
Toll Roads - 1.4%
Delaware River Port Authority Rev., 5%, 1/01/29	$1,145,000	$1,323,631
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	140,000	171,926

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	$110,000	$131,935
		$1,627,492
Transportation - Special Tax - 0.9%
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/30	$1,000,000	$1,120,460

Universities - Colleges - 18.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/33	$1,250,000	$1,327,113
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 3/01/24	1,000,000	1,056,190
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	250,000	266,723
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/40	500,000	537,335
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/31	250,000	281,053
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/26	1,000,000	1,081,110
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/39	300,000	320,472
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/31	565,000	602,934
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	750,000	855,810
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 12/01/19	290,000	340,066
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/31	350,000	392,357
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/40	1,000,000	1,067,600
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,050,000	1,143,608
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 4/15/37	500,000	539,030
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	505,000	575,114
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/34	250,000	275,818
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/33	500,000	574,175
Pennsylvania Higher Educational Facilities Authority Rev. (Bryn Mawr College), 5%, 12/01/27	700,000	843,598

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 5/01/37	$630,000	$678,888
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 5/01/27	500,000	540,325
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 5/01/37	500,000	523,625
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 6/01/20	500,000	534,730
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	500,000	556,355
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/24	1,945,000	2,297,862
Pennsylvania State University, 5%, 3/01/35	1,000,000	1,125,230
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	95,000	78,056
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 1/01/38	1,000,000	1,068,830
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/30	1,000,000	1,103,400
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/35	1,000,000	1,085,450
		$21,672,857
Universities - Dormitories - 3.1%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/45	$1,000,000	$1,014,570
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	1,000,000	1,026,320
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	1,000,000	1,089,360
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	500,000	562,535
		$3,692,785
Universities - Secondary Schools - 2.6%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$345,000	$447,251
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	500,000	519,670
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/40	500,000	526,135

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Secondary Schools - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	$665,000	$720,900
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	400,000	417,780
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	400,000	417,396
		$3,049,132
Utilities - Investor Owned - 2.4%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/39	$1,000,000	$1,076,030
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	415,000	487,131
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	110,000	118,712
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/39	1,000,000	1,118,690
		$2,800,563
Utilities - Municipal Owned - 1.4%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$315,000	$359,396
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	95,000	105,744
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	105,000	116,133
Philadelphia, PA, Gas Works Rev., 5.25%, 8/01/40	1,000,000	1,127,420
		$1,708,693
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$545,000	$736,110
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	280,000	384,426
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	420,000	478,057

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	$235,000	$270,556
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	255,000	289,848
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	75,000	81,286
		$2,240,283
Water & Sewer Utility Revenue - 5.2%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/40	$1,000,000	$1,098,130
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/33	1,000,000	1,108,940
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/42	500,000	533,420
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	45,000	51,504
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	120,000	138,109
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	260,000	287,370
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/31	1,000,000	974,880
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 1/01/32	1,000,000	1,091,920
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/30	750,000	823,395
		$6,107,668
Total Municipal Bonds (Identified Cost, $108,455,620)		$116,316,816

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	52	$52
Total Investments (Identified Cost, $108,455,672)		$116,316,868

Other Assets, Less Liabilities - 1.2%		1,354,211
Net Assets - 100.0%		$117,671,079

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 4.0%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/21	$2,000,000	$2,342,040
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	220,000	240,930
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	155,000	168,146
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/40	2,250,000	2,424,128
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 1/01/25	1,500,000	1,509,780
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	90,000	98,870
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	10,000	11,191
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	75,000	80,624
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	120,000	128,174
		$7,003,883
General Obligations - General Purpose - 8.4%
Aiken County, SC, County Administration Building Project, 5%, 3/01/25	$910,000	$1,088,150
Charleston County, SC, Capital Improvement Rev., 5%, 11/01/19	455,000	536,966
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 11/01/20	2,000,000	2,403,870
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 3/01/33	1,000,000	1,202,852
Guam Government, “A”, 5.25%, 11/15/37	280,000	280,781
Guam Government, “A”, 7%, 11/15/39	50,000	56,604
Richland County, SC, General Obligation, “B”, 5%, 3/01/23	1,000,000	1,222,510
South Carolina, State Highway, “A”, 5%, 6/01/18	3,000,000	3,451,350
York County, SC, 5%, 11/01/20	2,675,000	3,208,288
York County, SC, 5%, 11/01/21	1,000,000	1,213,230
		$14,664,601
General Obligations - Schools - 13.8%
Anderson County, SC, School District, “A”, 5%, 3/01/21	$1,065,000	$1,273,314
Anderson County, SC, School District, “A”, 5%, 3/01/26	1,240,000	1,547,483
Chesterfield County, SC, School District, 5%, 3/01/25	3,000,000	3,537,780
Darlington County, SC, School District Rev., 5%, 3/01/17	2,000,000	2,213,900

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Darlington County, SC, School District Rev., 5%, 3/01/18	$2,000,000	$2,279,900
Florence County, SC, School District No. 1, 3%, 3/01/17	1,000,000	1,057,860
Florence County, SC, School District No. 1, 4%, 3/01/18	1,185,000	1,310,657
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/23	1,030,000	1,252,985
Oconee County, GA, General Obligation, “A”, 5%, 3/01/19	465,000	541,344
Oconee County, GA, General Obligation, “A”, 5%, 3/01/22	805,000	968,721
Orangeburg County, SC, Consolidated School District, 4%, 4/01/19	1,315,000	1,456,757
Richland County, SC, School District No. 1, “A”, 5%, 3/01/25	2,000,000	2,362,800
Richland County, SC, School District No. 1, “A”, 5%, 3/01/29	3,000,000	3,462,960
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	1,580,000	734,890
		$24,001,351
Healthcare Revenue - Hospitals - 17.3%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	$400,000	$427,188
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	925,000	1,068,921
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 11/01/34	1,050,000	1,054,158
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/37	3,000,000	3,301,260
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/20	3,400,000	3,996,462
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 10/01/39	1,000,000	1,088,580
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 10/01/31	1,950,000	2,168,517
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	550,000	624,476
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	480,000	552,235
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	155,000	174,257
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	180,000	198,770

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	$605,000	$695,938
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	865,000	993,340
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/32	1,500,000	1,611,780
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/26	500,000	557,590
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	465,000	485,841
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	400,000	438,928
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	445,000	477,022
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29	585,000	685,339
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	915,000	1,174,101
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/38	1,500,000	1,654,920
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 11/01/30	375,000	277,646
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/37	1,250,000	1,326,988
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	275,000	297,930
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/30	1,000,000	1,121,370
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/37	2,000,000	2,181,920
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	105,000	120,137
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	255,000	292,245
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	945,000	1,106,123
		$30,153,982
Healthcare Revenue - Long Term Care - 1.0%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	$301,306	$254,911

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	$152,775	$2,638
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 10/01/26	400,000	401,540
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/43	750,000	752,565
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	250,000	250,938
		$1,662,592
Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	$1,000,000	$1,000,200

Industrial Revenue - Other - 0.7%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 5/01/17	$1,000,000	$1,154,560

Industrial Revenue - Paper - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$1,000,000	$1,061,330
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	100,000	113,540
		$1,174,870
Miscellaneous Revenue - Other - 1.1%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/18	$570,000	$570,787
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/19	595,000	595,756
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/20	630,000	630,680
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	45,000	49,575
		$1,846,798
Multi-Family Housing Revenue - 0.6%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2/20/38	$1,000,000	$1,010,710

Port Revenue - 0.2%
South Carolina Ports Authority, Ports Rev., 5.25%, 7/01/40	$250,000	$273,528

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$725,000	$807,860
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	224,290
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	395,000	315,475
		$1,347,625
Single Family Housing - State - 2.0%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$830,000	$839,545
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 7/01/38	445,000	454,483
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 7/01/37	820,000	843,362
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 7/01/32	1,250,000	1,260,350
		$3,397,740
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 10/01/28	$1,000,000	$1,130,380

State & Local Agencies - 6.9%
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/24	$1,000,000	$1,226,340
Berkeley County, SC, School District Special Obligation, 5%, 12/01/20	800,000	925,888
Berkeley County, SC, School District Special Obligation, 5%, 12/01/21	1,000,000	1,162,240
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/21	1,000,000	1,208,850
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 12/01/31	3,720,000	4,084,448
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/30	2,000,000	2,319,980
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 12/01/28	680,000	736,474
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	290,000	332,871
		$11,997,091
Tax - Other - 4.1%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/22	$1,025,000	$1,169,812
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/29	750,000	820,800
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/30	500,000	542,435

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$180,000	$197,942
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	60,000	65,940
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	160,000	183,086
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/24	585,000	674,464
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/29	585,000	645,483
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/32	2,100,000	2,284,401
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/34	580,000	630,883
		$7,215,246
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$395,000	$395,577

Tobacco - 1.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$525,000	$417,186
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	840,000	666,809
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	850,000	990,607
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	235,000	173,724
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	30,000	7,073
		$2,255,399
Toll Roads - 1.0%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	$1,510,000	$783,509
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	335,000	374,959
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	535,000	573,959
		$1,732,427
Transportation - Special Tax - 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$735,000	$732,523
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/23	2,825,000	3,319,177
		$4,051,700

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - 7.0%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/22	$1,205,000	$1,396,330
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	795,000	1,036,752
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	200,000	223,420
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	75,000	63,967
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	125,000	102,705
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	43,922
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	23,466
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 4/01/32	1,000,000	1,072,380
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/35	1,000,000	1,103,080
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/38	1,000,000	1,110,740
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/40	2,000,000	2,183,580
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/35	2,555,000	2,823,326
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/39	1,000,000	1,079,270
		$12,262,938
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$220,000	$234,535

Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$800,000	$939,048
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29	150,000	161,880
		$1,100,928
Utilities - Municipal Owned - 8.2%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/31	$2,500,000	$2,773,150
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/34	2,325,000	2,609,510
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 12/01/21	175,000	175,569

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	$860,000	$1,007,782
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	145,000	161,398
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	170,000	188,025
Piedmont, SC, Municipal Power Agency, NATL, 6.25%, 1/01/21	2,700,000	3,339,954
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/30	1,000,000	1,120,600
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/38	2,500,000	2,832,475
		$14,208,463
Utilities - Other - 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$685,000	$925,202
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	130,000	166,856
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	270,000	310,748
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	333,877
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	570,000	670,719
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	330,000	375,098
		$2,782,500
Water & Sewer Utility Revenue - 12.0%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/35	$1,000,000	$1,131,930
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2/01/29 (Prerefunded 2/01/15)	1,020,000	1,036,136
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/25	580,000	678,414
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/36	3,000,000	3,378,330
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/20	120,000	141,899
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/21	400,000	478,068
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/29	1,000,000	1,117,690
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/24	1,000,000	1,154,560
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/30	1,000,000	1,118,700
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	315,000	348,160
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 3/01/32	1,405,000	1,493,796
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/39	2,000,000	2,259,700
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	50,000	54,041

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	$30,000	$32,602
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	70,000	75,541
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	60,000	63,802
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/33	1,000,000	1,123,940
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/39	2,000,000	2,225,160
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 6/01/17	2,040,000	2,271,418
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/25	540,000	599,540
		$20,783,427
Total Municipal Bonds (Identified Cost, $158,760,904)		$168,843,051

Money Market Funds - 0.7%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,131,380	$1,131,380
Total Investments (Identified Cost, $159,892,284)		$169,974,431

Other Assets, Less Liabilities - 2.2%		3,860,348
Net Assets - 100.0%		$173,834,779

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.0%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/39	$1,000,000	$1,073,090
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/25	1,000,000	1,127,760
		$2,200,850
General Obligations - General Purpose - 21.6%
Chattanooga, TN, “B”, 4%, 10/01/23	$1,325,000	$1,490,718
Guam Government, “A”, 5.25%, 11/15/37	215,000	215,600
Johnson City, TN, 5%, 6/01/31	1,000,000	1,109,320
Memphis, TN, “A”, 5%, 11/01/22	1,500,000	1,812,960
Memphis, TN, “B”, 5%, 4/01/34	1,025,000	1,172,333
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/21	2,000,000	2,374,160
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/28 (Prerefunded 1/01/18)	2,000,000	2,271,920
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/34	1,000,000	1,123,760
Shelby County, TN, “A”, 4.75%, 3/01/18	200,000	226,312
Shelby County, TN, “A”, 5%, 3/01/28	2,000,000	2,349,600
State of Tennessee, “A”, 5%, 8/01/22	1,500,000	1,833,030
State of Tennessee, “A”, 5%, 10/01/29	1,500,000	1,760,280
State of Tennessee, “C”, 5.25%, 9/01/15	1,000,000	1,046,420
State of Tennessee, “C”, 5%, 5/01/16	500,000	536,795
Sumner County, TN, 5%, 6/01/20	1,175,000	1,398,790
Sumner County, TN, 5%, 6/01/21	1,300,000	1,561,807
Williamson County, TN, School District, “A”, 4%, 3/01/19	1,015,000	1,141,398
		$23,425,203
General Obligations - Schools - 0.9%
Williamson County, TN, School District, 5%, 4/01/26	$740,000	$933,969

Healthcare Revenue - Hospitals - 12.3%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$500,000	$557,240
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/33	1,000,000	1,161,960
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	295,000	315,051
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	680,000	785,801
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	405,000	465,948
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 4/01/38	1,000,000	1,096,560

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/18	$165,000	$165,403
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	400,000	420,060
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	790,000	908,745
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	265,000	304,318
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/24	1,000,000	1,152,180
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 1/01/41	900,000	238,185
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	675,000	705,254
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	85,000	99,778
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	510,000	559,633
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/40	1,500,000	1,634,580
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/27	1,500,000	1,608,105
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	170,000	202,285
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	785,000	918,843
		$13,299,929
Healthcare Revenue - Long Term Care - 2.8%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 4/01/23	$430,000	$439,021
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	1,000,000	1,010,160
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/37	1,000,000	1,048,320

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/49	$550,000	$552,107
		$3,049,608
Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$845,000	$999,424

Miscellaneous Revenue - Entertainment & Tourism - 2.7%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/29	$2,500,000	$2,875,450

Miscellaneous Revenue - Other - 5.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/37 (Prerefunded 7/01/15)	$1,000,000	$1,061,780
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	340,000	341,309
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/21	535,000	635,066
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/23	1,205,000	1,443,325
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/26	880,000	946,757
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	980,000	1,100,236
		$5,528,473
Multi-Family Housing Revenue - 0.9%
Knoxville, TN, Community Development Corp., 5%, 7/01/24	$1,000,000	$1,002,930

Sales & Excise Tax Revenue - 1.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$480,000	$556,675
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	300,000	326,907
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	120,000	134,574
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	250,000	199,668
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 8/01/56	2,820,000	188,009
		$1,405,833
Single Family Housing - State - 2.9%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/26	$905,000	$913,960
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/29	775,000	806,031

Issuer	Shares/Par	Value ($)
Single Family Housing - State - continued
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 7/01/38	$100,000	$104,142
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/24	1,285,000	1,330,746
		$3,154,879
State & Agency - Other - 1.0%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/40	$1,000,000	$1,071,690

State & Local Agencies - 8.0%
Blount County, TN, Public Building Authority Rev. (Local Government Public Improvement), “B-12-A”, 5%, 6/01/22	$500,000	$571,695
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	510,000	587,525
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/20	700,000	811,216
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/24	1,000,000	1,141,360
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	360,000	414,806
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33	1,640,000	1,812,495
Tennessee School Bond Authority, “A”, 5%, 11/01/43	1,000,000	1,135,590
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/32	2,000,000	2,193,400
		$8,668,087
Tax - Other - 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$150,000	$164,952
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	50,000	54,950
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	250,000	280,298
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	245,000	277,298
		$777,498
Tobacco - 1.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$200,000	$233,084
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	260,000	256,867
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	140,458
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	1,470,000	363,678

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	$20,000	$4,715
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/31	750,000	726,915
		$1,725,717
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$200,000	$223,856
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	320,000	343,302
		$567,158
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$600,000	$628,908

Universities - Colleges - 5.5%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/39	$500,000	$552,695
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	250,000	271,000
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 9/01/23	1,000,000	1,094,650
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/28	500,000	572,980
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/30	375,000	426,045
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 10/01/34	2,500,000	2,861,200
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	120,000	134,052
		$5,912,622
Universities - Dormitories - 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 8/01/40	$1,000,000	$1,159,290

Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$130,000	$138,589

Utilities - Municipal Owned - 10.1%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/33	$2,000,000	$2,210,800

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/35	$1,000,000	$1,062,040
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/34	1,250,000	1,385,175
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	530,000	621,075
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	300,000	342,282
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	470,000	524,736
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/29	1,000,000	1,110,750
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	195,000	226,083
Memphis, TN, Electric Systems Rev., 5%, 12/01/34	1,000,000	1,169,240
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/39	2,000,000	2,295,920
		$10,948,101
Utilities - Other - 1.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$225,000	$258,957
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	115,000	132,400
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	85,000	98,130
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,200,000	1,412,040
		$1,901,527
Water & Sewer Utility Revenue - 14.4%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/29	$1,000,000	$1,161,570
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 9/01/37	1,000,000	1,091,150
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 4/01/37 (Prerefunded 4/01/15)	2,620,000	2,683,168
Knoxville, TN, Waste Water System Rev., “B”, 5%, 4/01/21	1,150,000	1,379,287
Memphis, TN, Sanitary Sewerage System Rev., 5%, 5/01/19	1,425,000	1,660,638
Memphis, TN, Sanitary Sewerage System Rev., 5%, 10/01/21	865,000	1,020,008
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/32	2,000,000	2,315,560
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 1/01/22	1,365,000	1,647,418
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	30,000	32,425

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	$20,000	$21,734
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	45,000	48,562
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	35,000	37,218
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	65,000	84,134
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 12/01/33	2,140,000	2,382,120
		$15,564,992
Total Municipal Bonds (Identified Cost, $100,298,343)		$106,940,727

Money Market Funds - 0.4%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	374,880	$374,880
Total Investments (Identified Cost, $100,673,223)		$107,315,607

Other Assets, Less Liabilities - 0.8%		893,941
Net Assets - 100.0%		$108,209,548

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.6%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.4%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$855,000	$969,904
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/28	1,500,000	1,708,275
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 10/01/35	3,000,000	3,104,460
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/23	2,000,000	2,263,380
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/24	1,000,000	1,129,720
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 8/01/27	720,000	722,412
		$9,898,151
General Obligations - General Purpose - 13.6%
Arlington County, VA, General Obligation, “A”, 5%, 8/01/22	$1,950,000	$2,373,462
Chesapeake, VA, “B”, 5%, 6/01/23	1,930,000	2,280,121
Guam Government, “A”, 6.75%, 11/15/29	925,000	1,037,961
Guam Government, “A”, 5.25%, 11/15/37	540,000	541,507
Guam Government, “A”, 7%, 11/15/39	110,000	124,529
Isle Wight County, VA, “A”, 4%, 4/01/20	1,045,000	1,174,653
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/20	2,290,000	2,751,000
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/22	3,000,000	3,664,410
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/18	5,500,000	6,376,865
Lynchburg, VA, Public Improvement, 5%, 12/01/23	1,000,000	1,161,100
Lynchburg, VA, Public Improvement, 5%, 6/01/26	1,000,000	1,214,320
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/22	1,255,000	1,501,896
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/32	500,000	573,585
Richmond, VA, Public Improvement, “A”, 5%, 3/01/24	1,785,000	2,154,656
Richmond, VA, Public Improvement, “A”, 5%, 3/01/28	220,000	259,838
Richmond, VA, Public Improvement, “B”, 5%, 7/15/20	1,685,000	2,004,324
Stafford County, VA, General Obligation Public Improvement, 5%, 7/01/22	555,000	661,160
Suffolk, VA, General Obligation, 5%, 12/01/21	3,330,000	4,032,896
Suffolk, VA, General Obligation, 5%, 12/01/22	2,480,000	3,018,830
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/22	2,000,000	2,420,300
		$39,327,413

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 0.3%
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	$2,595,000	$930,671

Healthcare Revenue - Hospitals - 17.1%
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 9/01/37	$1,000,000	$1,070,910
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 5/15/35	1,500,000	1,706,235
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 5/15/25	500,000	559,030
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 10/01/37	2,000,000	2,272,380
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/31	750,000	823,050
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/33	1,000,000	1,086,390
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/19	1,125,000	1,261,339
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/42	1,750,000	1,923,355
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/20	1,500,000	1,746,870
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	970,000	1,115,975
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	375,000	421,590
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	395,000	436,191
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,635,000	1,708,281
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	635,000	696,798
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/36	2,875,000	3,234,203

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39	$1,315,000	$1,339,683
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 7/01/33	2,385,000	2,640,171
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/38 (Prerefunded 7/01/20)	45,000	53,801
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 7/01/38	2,955,000	3,150,414
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 7/01/17	2,315,000	2,471,355
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	1,805,000	2,316,122
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/40	4,000,000	4,320,480
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 9/01/37	2,000,000	2,079,140
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/29	1,400,000	1,646,778
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	220,000	251,715
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	530,000	607,412
Winchester, VA, Economic Development Authority, Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/44	2,000,000	2,201,880
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 1/01/39	3,000,000	3,040,890
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	1,880,000	2,200,540
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	1,280,000	1,324,544
		$49,707,522
Healthcare Revenue - Long Term Care - 2.0%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/42	$1,000,000	$1,020,240
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/38	750,000	561,120

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/24	$395,000	$414,177
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/25	385,000	401,644
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)(d)	200,800	5,317
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 1/01/37	1,000,000	1,019,330
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	1,240,000	1,243,980
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 9/01/31	750,000	758,100
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	175,000	202,764
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	265,000	306,186
		$5,932,858
Industrial Revenue - Other - 0.8%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$240,000	$283,860
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 9/01/15	2,000,000	2,005,420
		$2,289,280
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	$100,000	$113,293
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	130,000	147,602
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	1,683,272	168
		$261,063
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	$80,000	$88,134

Multi-Family Housing Revenue - 5.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/31	$2,750,000	$2,752,255

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., “C”, 5.625%, 11/01/38	$1,355,000	$1,380,826
Virginia Housing Development Authority Rev., “D”, 4.6%, 7/01/33	1,000,000	1,007,760
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/30	1,450,000	1,580,167
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/45	3,050,000	3,172,031
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/39	3,000,000	3,089,130
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/37	1,330,000	1,378,346
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/45	2,125,000	2,204,751
		$16,565,266
Port Revenue - 0.3%
Virginia Port Authority Facilities Rev., FGIC, 5%, 7/01/36	$1,000,000	$1,002,760

Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$1,320,000	$1,470,863
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	40,000	48,085
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	825,000	703,049
		$2,221,997
Single Family Housing - State - 4.2%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$1,370,000	$1,385,755
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 7/01/32	2,000,000	2,019,540
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 10/01/22	1,270,000	1,271,181
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 10/01/27	2,630,000	2,632,446
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/41	3,770,000	4,012,562
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 1/01/15	1,000,000	1,007,440
		$12,328,924
State & Local Agencies - 12.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.907%, 6/01/37	$1,915,000	$1,578,381
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 1/15/30 (Prerefunded 1/15/15)	1,000,000	1,013,670
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/33	500,000	583,920

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/34	$1,000,000	$1,163,160
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/22	2,000,000	2,442,900
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	1,000,000	1,138,220
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/29	500,000	546,185
Powhatan County, VA, 5%, 1/15/32	2,500,000	2,808,750
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/33 (Prerefunded 4/01/18)	2,400,000	2,751,144
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/33	600,000	651,150
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/23	2,140,000	2,604,530
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/29	1,500,000	1,701,630
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/20	2,885,000	3,434,304
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/27	3,000,000	3,489,810
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/20	3,000,000	3,571,200
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 8/01/28	1,000,000	1,123,880
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/29	950,000	1,089,470
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/21	1,000,000	1,131,120
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/19	1,175,000	1,377,782
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/30	1,000,000	1,148,210
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/29 (Prerefunded 8/01/19)	100,000	117,719
		$35,467,135
Tax - Other - 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$365,000	$401,383
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	120,000	131,880
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	830,000	953,645
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	250,000	270,738
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	285,000	299,367

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	$250,000	$273,153
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	1,645,000	1,788,510
		$4,118,676
Tax Assessment - 0.3%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$750,000	$766,478

Tobacco - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	$275,000	$217,819
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	100,000	79,464
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,575,000	1,835,537
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	740,000	731,083
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	50,000	11,789
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	295,000	295,038
Virginia Tobacco Settlement Financing Corp., 5.625%, 6/01/37	1,000,000	1,036,300
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/47	2,000,000	1,332,400
		$5,539,430
Toll Roads - 2.2%
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	$2,000,000	$2,098,020
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/34	2,500,000	2,615,700
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	565,000	632,393
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	905,000	970,902
		$6,317,015
Transportation - Special Tax - 3.8%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., “A”, 5%, 9/15/27	$2,000,000	$2,320,240
Commonwealth of Virginia, Transportation Board Rev. (Northern Virginia Transportation District Program), 5%, 5/15/16	625,000	672,125
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 9/15/26	1,000,000	1,087,890
Commonwealth of Virginia, Transportation Rev. (Northern Virginia Transportation District Program), “A”, 5%, 5/15/17	2,000,000	2,224,240

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Virginia Port Authority, Port Fund Rev., 5%, 7/01/32	$1,200,000	$1,363,692
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/29	1,485,000	1,705,270
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	1,365,000	1,551,145
		$10,924,602
Universities - Colleges - 6.1%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/26	$1,770,000	$1,814,976
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/30	615,000	661,931
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/34	1,000,000	1,144,900
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	230,000	188,977
University of Virginia (University Rev.), 5%, 9/01/25	3,760,000	4,495,381
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/43	685,000	783,729
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 6/01/26	2,000,000	2,074,820
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/21	2,115,000	2,528,694
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/37	2,180,000	2,227,982
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/31	1,000,000	1,262,020
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/33	500,000	547,500
		$17,730,910
Universities - Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/40	$1,900,000	$2,063,818

Utilities - Municipal Owned - 3.9%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 7/15/16	$240,000	$262,882
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	1,430,000	1,675,731
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	785,000	895,638
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	1,250,000	1,395,575

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	$470,000	$544,918
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	20,000	20,667
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	15,000	15,614
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	5,000	5,097
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	10,000	9,916
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	20,000	20,198
Richmond, VA, Public Utility Rev., 5%, 1/15/35	1,000,000	1,013,670
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/27	2,555,000	3,047,016
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/38	2,000,000	2,275,640
		$11,182,562
Utilities - Other - 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$945,000	$1,075,627
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	555,000	638,761
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	333,877
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	215,000	249,796
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,140,000	1,341,438
		$3,639,499
Water & Sewer Utility Revenue - 18.5%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/28	$1,000,000	$1,190,960
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	60,000	68,672
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	175,000	201,409
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	620,000	685,267
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/33	2,000,000	2,202,240
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/38	3,750,000	4,096,013
James City, VA, Water & Sewer Rev., 5%, 1/15/40	1,290,000	1,398,218
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	80,000	86,466
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	50,000	54,336
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	110,000	118,707

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	$100,000	$106,337
Norfolk, VA, Water Rev., 5%, 11/01/28	1,000,000	1,162,590
Norfolk, VA, Water Rev., 4.75%, 11/01/38	4,000,000	4,290,560
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 7/01/41	2,000,000	2,179,000
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/22	1,310,000	1,583,960
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 11/01/25	3,850,000	4,658,577
Virginia Resources Authority, Clean Water Rev., 4.75%, 10/01/27	3,000,000	3,373,710
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/31	1,000,000	1,150,650
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/33	2,895,000	3,262,839
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 11/01/40	1,400,000	1,571,836
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 11/01/38	2,600,000	2,883,478
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/25 (Prerefunded 11/01/21)	40,000	48,618
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/33 (Prerefunded 11/01/18)	105,000	123,155
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/25 (u)	1,245,000	1,475,885
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/27 (u)	5,755,000	6,756,255
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/28 (u)	3,000,000	3,507,030
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/25	1,555,000	1,849,004
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/33	2,245,000	1,094,774
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/34	2,250,000	1,043,033
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/35	1,950,000	856,791
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/36	1,250,000	520,263
		$53,600,633
Total Municipal Bonds (Identified Cost, $275,350,618)		$291,904,797

Portfolio of Investments (unaudited) – continued

Money Market Funds - 0.6%

Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,751,306	$1,751,306
Total Investments (Identified Cost, $277,101,924)		$293,656,103

Other Assets, Less Liabilities - (1.2)%		(3,600,720)
Net Assets - 100.0%		$290,055,383

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$155,000	$169,748
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	110,000	119,329
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	60,000	65,913
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	70,000	78,338
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	55,000	59,124
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	85,000	90,790
		$583,242
General Obligations - General Purpose - 3.8%
Guam Government, “A”, 6.75%, 11/15/29	$35,000	$39,274
Guam Government, “A”, 5.25%, 11/15/37	250,000	250,698
Guam Government, “A”, 7%, 11/15/39	45,000	50,944
State of West Virginia, 4%, 6/01/22	2,000,000	2,193,940
State of West Virginia, 4%, 6/01/23	2,000,000	2,178,340
		$4,713,196
General Obligations - Schools - 8.8%
Hancock County, WV, Board of Education, 5%, 5/01/19	$1,130,000	$1,307,037
Hancock County, WV, Board of Education, 4.5%, 5/01/32	1,405,000	1,517,737
Marshall County, WV, Board of Education, 5%, 5/01/20	600,000	656,736
Monongalia County, WV, Board of Education, 5%, 5/01/29	1,000,000	1,141,190
Monongalia County, WV, Board of Education, 5%, 5/01/31	2,000,000	2,264,940
Putnam County, WV, Board of Education, 4%, 5/01/20	2,500,000	2,796,250
Putnam County, WV, Board of Education, 4%, 5/01/25	1,000,000	1,071,700
		$10,755,590
Healthcare Revenue - Hospitals - 16.6%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$725,000	$837,803
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	450,000	510,935
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	420,000	483,206

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	$340,000	$389,477
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	410,000	471,627
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	290,000	333,027
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	725,000	757,495
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	675,000	714,845
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	855,000	939,748
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/41	1,100,000	1,286,571
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/27	750,000	795,570
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,124,680
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/34	1,000,000	1,095,780
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/23	2,000,000	2,511,400
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 1/01/39	1,000,000	1,013,630
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	500,000	516,085
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 6/01/22	2,500,000	2,654,875
West Virginia Hospital Finance Authority, Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	1,000,000	1,091,120
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health System), “A”, 5.5%, 6/01/44	1,460,000	1,656,633
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health System), “E”, 5.625%, 6/01/35	1,000,000	1,091,280
		$20,275,787

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$950,000	$1,123,613

Miscellaneous Revenue - Other - 10.0%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$605,000	$705,902
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	140,000	147,175
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	215,000	225,060
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	160,000	177,198
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,085,000	1,218,119
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/18	6,595,000	7,300,863
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/39	2,200,000	2,426,908
		$12,201,225
Sales & Excise Tax Revenue - 2.4%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	$335,000	$365,046
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/42	790,000	841,279
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	110,000	120,090
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	125,000	140,181
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	1,000,000	1,239,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	280,000	223,628
		$2,929,474
Single Family Housing - Local - 1.3%
West Virginia Housing Development Fund, “C”, 4.7%, 11/01/35	$635,000	$668,541
West Virginia Housing Development Fund, “C”, 4.9%, 11/01/43	920,000	977,298
		$1,645,839
Single Family Housing - State - 1.3%
West Virginia Housing Development Fund Rev., “A”, 1.7%, 11/01/18	$1,310,000	$1,314,113
West Virginia Housing Development Fund Rev., “A”, 2.95%, 11/01/21	300,000	304,125
		$1,618,238
State & Local Agencies - 8.3%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$545,000	$618,553

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 7/01/18	$1,545,000	$1,710,361
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/33	1,000,000	1,007,990
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/22	1,000,000	1,173,260
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/29	2,000,000	2,277,760
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 5%, 11/01/15	515,000	541,486
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/25	645,000	647,174
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/30	1,355,000	1,359,214
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/34	795,000	795,477
		$10,131,275
Tax - Other - 11.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$160,000	$175,949
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	55,000	60,445
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	360,000	413,629
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/24	415,000	478,466
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/29	415,000	457,907
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/34	420,000	456,847
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	110,000	119,125
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	120,000	126,049
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	110,000	120,187
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	280,000	313,933
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	275,000	311,253
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/40	2,475,000	2,761,308
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/24	1,200,000	1,247,532
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/20	2,000,000	2,233,340
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/26	1,000,000	1,106,540

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/28	$750,000	$825,630
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/30	1,000,000	1,137,550
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 2%, 7/01/15	1,215,000	1,230,989
		$13,576,679
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/33	$455,000	$455,123
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	300,000	308,817
		$763,940
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$620,000	$722,560
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	140,458
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	990,000	726,838
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	20,000	4,715
		$1,594,571
Toll Roads - 1.0%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$155,000	$190,346
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	120,000	143,929
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	580,000	332,734
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	1,025,000	531,852
		$1,198,861
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$560,000	$558,113

Universities - Colleges - 17.1%
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 6/01/32	$4,035,000	$4,416,751
Marshall University, WV, University Rev., 5%, 5/01/30	2,000,000	2,201,840
Marshall University, WV, University Rev., 5%, 5/01/41	1,000,000	1,084,370
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	555,000	723,770

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/21	$1,270,000	$1,259,878
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	110,000	101,463
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 6/01/35	1,675,000	1,708,349
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	150,000	171,693
West Virginia School Building Authority Rev., “A”, 5%, 7/01/17	2,000,000	2,235,080
West Virginia University Rev. (West Virginia University Project), “A”, 5%, 10/01/35	1,000,000	1,134,380
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/20	1,700,000	2,041,445
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/28	3,035,000	3,792,050
		$20,871,069
Utilities - Investor Owned - 1.0%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$470,000	$551,691
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	340,000	366,928
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 10/15/37	300,000	308,277
		$1,226,896
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	$605,000	$708,963
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	325,000	370,806
		$1,079,769
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$615,000	$830,656
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	480,000	546,350
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	245,000	281,975
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	125,000	143,913
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	290,000	329,631
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	70,000	75,867
		$2,208,392

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 8.9%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 3/01/47	$1,000,000	$1,044,970
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/22	200,000	222,548
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	515,000	569,214
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	20,000	21,921
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	20,000	21,650
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	35,000	37,829
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	20,000	21,734
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	50,000	53,958
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	40,000	42,535
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	75,000	97,078

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/44	$2,000,000	$2,077,820
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/24	2,140,000	2,236,043
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/38	3,000,000	3,295,950
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/43	1,000,000	1,091,660
		$10,834,910
Total Municipal Bonds (Identified Cost, $112,728,194)		$119,890,679

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,631,519	$1,631,519
Total Investments (Identified Cost, $114,359,713)		$121,522,198

Other Assets, Less Liabilities - 0.6%		765,189
Net Assets - 100.0%		$122,287,387

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities for the MFS New York Municipal Bond Fund was $759,068, representing 0.4% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CIFG	CDC IXIX Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/14 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$80,835,079	$175,209,352	$312,097,300	$108,455,620
Underlying affiliated funds, at cost and net asset value	764,055	927,416	2,396,187	52
Total investments, at identified cost	$81,599,134	$176,136,768	$314,493,487	$108,455,672
Unrealized appreciation (depreciation)	5,977,912	14,013,968	24,575,429	7,861,196
Total investments, at value	$87,577,046	$190,150,736	$339,068,916	$116,316,868
Receivables for
Investments sold	145,186	—	500,000	160,000
Fund shares sold	1,165	129,896	329,152	50,195
Interest	1,059,453	2,577,269	4,710,343	1,720,182
Other assets	92	164	266	116
Total assets	$88,782,942	$192,858,065	$344,608,677	$118,247,361

Liabilities
Payable to custodian	$—	$—	$—	$234,084
Payables for
Distributions	35,144	83,393	147,713	43,844
Fund shares reacquired	73,854	140,865	601,797	153,164
Payable to affiliates
Investment adviser	1,922	4,119	7,314	2,536
Shareholder servicing costs	62,987	111,855	301,760	94,874
Distribution and service fees	—	2,710	5,659	2,710
Payable for independent Trustees’ compensation	3,107	4,050	6,479	3,154
Accrued expenses and other liabilities	36,038	43,161	57,868	41,916
Total liabilities	$213,052	$390,153	$1,128,590	$576,282
Net assets	$88,569,890	$192,467,912	$343,480,087	$117,671,079

Net assets consist of
Paid-in capital	$84,895,581	$184,844,022	$329,379,284	$114,640,221
Unrealized appreciation (depreciation) on investments	5,977,912	14,013,968	24,575,429	7,861,196
Accumulated net realized gain (loss) on investments	(2,405,815)	(6,635,732)	(10,909,688)	(4,966,359)
Undistributed net investment income	102,212	245,654	435,062	136,021
Net assets	$88,569,890	$192,467,912	$343,480,087	$117,671,079

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$86,824,360	$162,028,958	$282,258,208	$111,063,620
Class B	1,745,530	5,611,489	4,797,832	6,607,459
Class C	—	24,827,465	56,424,047	—
Total net assets	$88,569,890	$192,467,912	$343,480,087	$117,671,079

Shares of beneficial interest outstanding
Class A	8,787,164	14,617,222	23,764,780	10,763,945
Class B	176,448	507,564	404,440	638,785
Class C	—	2,242,505	4,753,470	—
Total shares of beneficial interest outstanding	8,963,612	17,367,291	28,922,690	11,402,730

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$9.88	$11.08	$11.88	$10.32
Offering price per share (100/95.25 X net asset value per share)	$10.37	$11.63	$12.47	$10.83

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.89	$11.06	$11.86	$10.34

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$11.07	$11.87	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/14	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$158,760,904	$100,298,343	$275,350,618	$112,728,194
Underlying affiliated funds, at cost and net asset value	1,131,380	374,880	1,751,306	1,631,519
Total investments, at identified cost	$159,892,284	$100,673,223	$277,101,924	$114,359,713
Unrealized appreciation (depreciation)	10,082,147	6,642,384	16,554,179	7,162,485
Total investments, at value	$169,974,431	$107,315,607	$293,656,103	$121,522,198
Receivables for
Investments sold	2,063,183	238,112	—	—
Fund shares sold	171,382	12,067	270,126	549,211
Interest	2,300,503	1,482,090	4,064,728	1,716,495
Other assets	156	110	237	124
Total assets	$174,509,655	$109,047,986	$297,991,194	$123,788,028

Liabilities
Payables for
Distributions	$45,367	$33,697	$125,121	$22,860
Investments purchased	—	550,000	2,182,040	1,084,540
Interest expense and fees	—	—	13,518	—
Fund shares reacquired	446,371	124,284	294,733	225,000
Payable to the holders of the floating rate certificates from trust assets	—	—	5,002,350	—
Payable to affiliates
Investment adviser	3,725	2,337	6,179	750
Shareholder servicing costs	129,998	87,803	244,503	124,728
Distribution and service fees	1,949	1,358	4,453	1,351
Payable for independent Trustees’ compensation	6,513	4,026	6,504	6,495
Accrued expenses and other liabilities	40,953	34,933	56,410	34,917
Total liabilities	$674,876	$838,438	$7,935,811	$1,500,641
Net assets	$173,834,779	$108,209,548	$290,055,383	$122,287,387

Net assets consist of
Paid-in capital	$171,099,630	$104,706,722	$282,165,154	$120,009,482
Unrealized appreciation (depreciation) on investments	10,082,147	6,642,384	16,554,179	7,162,485
Accumulated net realized gain (loss) on investments	(7,491,478)	(3,695,575)	(8,888,199)	(5,021,600)
Undistributed net investment income	144,480	556,017	224,249	137,020
Net assets	$173,834,779	$108,209,548	$290,055,383	$122,287,387

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$169,087,893	$106,304,934	$262,800,149	$121,064,498
Class B	4,746,886	1,904,614	2,157,381	1,222,889
Class C	—	—	25,097,853	—
Total net assets	$173,834,779	$108,209,548	$290,055,383	$122,287,387

Shares of beneficial interest outstanding
Class A	13,929,240	10,064,145	23,197,998	10,779,849
Class B	391,254	180,461	190,552	108,931
Class C	—	—	2,215,968	—
Total shares of beneficial interest outstanding	14,320,494	10,244,606	25,604,518	10,888,780

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.14	$10.56	$11.33	$11.23
Offering price per share (100/95.25 x net asset value per share)	$12.75	$11.09	$11.90	$11.79

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.13	$10.55	$11.32	$11.23

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$11.33	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/14 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$1,950,036	$4,440,560	$7,571,692	$2,649,340
Dividends from underlying affiliated funds	523	1,410	1,576	1,144
Total investment income	$1,950,559	$4,441,970	$7,573,268	$2,650,484
Expenses
Management fee	$197,973	$426,771	$769,458	$266,514
Distribution and service fees	117,328	351,075	657,831	173,312
Shareholder servicing costs	31,273	63,526	140,689	51,491
Administrative services fee	11,232	17,842	27,718	13,203
Independent Trustees’ compensation	1,769	2,935	6,002	2,923
Custodian fee	12,484	19,782	27,368	17,345
Shareholder communications	3,713	6,425	10,530	6,396
Audit and tax fees	25,097	25,109	25,131	25,102
Legal fees	3,236	3,978	3,850	3,454
Miscellaneous	25,077	33,582	37,870	27,111
Total expenses	$429,182	$951,025	$1,706,447	$586,851
Fees paid indirectly	(1)	(1)	(6)	(5)
Reduction of expenses by investment adviser and distributor	(70,855)	(8,100)	(13,057)	(91,450)
Net expenses	$358,326	$942,924	$1,693,384	$495,396
Net investment income	$1,592,233	$3,499,046	$5,879,884	$2,155,088

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)	$(292,049)	$(383,539)	$(317,565)	$(249,950)
Change in unrealized appreciation (depreciation) on investments	$2,154,520	$6,145,435	$8,717,214	$3,904,863
Net realized and unrealized gain (loss) on investments	$1,862,471	$5,761,896	$8,399,649	$3,654,913
Change in net assets from operations	$3,454,704	$9,260,942	$14,279,533	$5,810,001

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/14	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$3,525,022	$2,178,116	$6,241,235	$2,593,799
Dividends from underlying affiliated funds	1,307	780	1,332	898
Total investment income	$3,526,329	$2,178,896	$6,242,567	$2,594,697
Expenses
Management fee	$388,749	$243,080	$650,655	$273,659
Distribution and service fees	234,695	142,265	464,097	156,816
Shareholder servicing costs	68,319	43,250	115,765	52,782
Administrative services fee	16,741	12,534	24,287	13,415
Independent Trustees’ compensation	3,161	2,815	5,930	3,067
Custodian fee	17,926	12,973	25,312	13,784
Shareholder communications	6,032	3,918	9,132	4,176
Audit and tax fees	25,108	25,100	25,123	25,102
Legal fees	2,952	2,481	1,987	2,852
Interest expense and fees	—	—	15,363	—
Miscellaneous	28,161	25,768	42,178	25,042
Total expenses	$791,844	$514,184	$1,379,829	$570,695
Fees paid indirectly	(1)	(1)	(3)	(8)
Reduction of expenses by investment adviser and distributor	(6,076)	(3,251)	(9,102)	(19,277)
Net expenses	$785,767	$510,932	$1,370,724	$551,410
Net investment income	$2,740,562	$1,667,964	$4,871,843	$2,043,287

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)	$(718,859)	$(596,253)	$(1,651,248)	$(997,704)
Change in unrealized appreciation (depreciation) on investments	$5,816,215	$3,554,639	$8,411,110	$4,120,801
Net realized and unrealized gain (loss) on investments	$5,097,356	$2,958,386	$6,759,862	$3,123,097
Change in net assets from operations	$7,837,918	$4,626,350	$11,631,705	$5,166,384

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/14 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$1,592,233	$3,499,046	$5,879,884	$2,155,088
Net realized gain (loss) on investments	(292,049)	(383,539)	(317,565)	(249,950)
Net unrealized gain (loss) on investments	2,154,520	6,145,435	8,717,214	3,904,863
Change in net assets from operations	$3,454,704	$9,260,942	$14,279,533	$5,810,001

Distributions declared to shareholders
From net investment income	$(1,538,383)	$(3,239,789)	$(5,549,394)	$(2,029,607)
Change in net assets from fund share transactions	$(809,853)	$1,571,119	$(5,362,618)	$(3,494,966)
Total change in net assets	$1,106,468	$7,592,272	$3,367,521	$285,428

Net assets
At beginning of period	87,463,422	184,875,640	340,112,566	117,385,651
At end of period	$88,569,890	$192,467,912	$343,480,087	$117,671,079
Undistributed net investment income included in net assets at end of period	$102,212	$245,654	$435,062	$136,021

Six months ended 9/30/14 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$2,740,562	$1,667,964	$4,871,843	$2,043,287
Net realized gain (loss) on investments	(718,859)	(596,253)	(1,651,248)	(997,704)
Net unrealized gain (loss) on investments	5,816,215	3,554,639	8,411,110	4,120,801
Change in net assets from operations	$7,837,918	$4,626,350	$11,631,705	$5,166,384

Distributions declared to shareholders
From net investment income	$(2,615,352)	$(1,594,577)	$(4,574,477)	$(1,895,586)
Change in net assets from fund share transactions	$(2,940,933)	$(817,474)	$(2,071,589)	$(1,994,448)
Total change in net assets	$2,281,633	$2,214,299	$4,985,639	$1,276,350

Net assets
At beginning of period	171,553,146	105,995,249	285,069,744	121,011,037
At end of period	$173,834,779	$108,209,548	$290,055,383	$122,287,387
Undistributed net investment income included in net assets at end of period	$144,480	$556,017	$224,249	$137,020

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/14	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$3,779,311	$7,655,588	$13,696,441	$5,226,137
Net realized gain (loss) on investments	(2,662,160)	(5,626,805)	(12,910,869)	(4,162,626)
Net unrealized gain (loss) on investments	(3,823,947)	(10,331,823)	(17,431,068)	(6,292,541)
Change in net assets from operations	$(2,706,796)	$(8,303,040)	$(16,645,496)	$(5,229,030)

Distributions declared to shareholders
From net investment income	$(3,710,214)	$(7,261,983)	$(12,997,029)	$(4,898,095)
From net realized gain on investments	(340,343)	—	(1,792,728)	—
Total distributions declared to shareholders	$(4,050,557)	$(7,261,983)	$(14,789,757)	$(4,898,095)
Change in net assets from fund share transactions	$(22,813,757)	$(31,377,132)	$(107,397,080)	$(36,084,012)
Total change in net assets	$(29,571,110)	$(46,942,155)	$(138,832,333)	$(46,211,137)

Net assets
At beginning of period	117,034,532	231,817,795	478,944,899	163,596,788
At end of period	$87,463,422	$184,875,640	$340,112,566	$117,385,651
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$48,362	$(13,603)	$104,572	$10,540

Year ended 3/31/14	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,854,278	$3,978,879	$11,314,333	$4,891,072
Net realized gain (loss) on investments	(6,334,965)	(3,421,421)	(9,042,377)	(4,033,249)
Net unrealized gain (loss) on investments	(9,172,515)	(5,530,730)	(11,730,364)	(5,420,014)
Change in net assets from operations	$(8,653,202)	$(4,973,272)	$(9,458,408)	$(4,562,191)

Distributions declared to shareholders
From net investment income	$(6,574,481)	$(3,839,305)	$(11,082,069)	$(4,610,142)
Change in net assets from fund share transactions	$(41,009,798)	$(21,830,116)	$(69,086,950)	$(24,739,401)
Total change in net assets	$(56,237,481)	$(30,642,693)	$(89,627,427)	$(33,911,734)

Net assets
At beginning of period	227,790,627	136,637,942	374,697,171	154,922,771
At end of period	$171,553,146	$105,995,249	$285,069,744	$121,011,037
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$19,270	$482,630	$(73,117)	$(10,681)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$9.67		$10.27	$10.11	$9.37	$9.82	$9.30

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.39	$0.39	$0.41	$0.41
Net realized and unrealized gain (loss) on investments	0.20		(0.57)	0.16	0.74	(0.44)	0.52
Total from investment operations	$0.38		$(0.19)	$0.55	$1.13	$(0.03)	$0.93

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.38)	$(0.39)	$(0.40)	$(0.41)
From net realized gain on investments	—		(0.04)	(0.01)	—	(0.02)	—
Total distributions declared to shareholders	$(0.17)		$(0.41)	$(0.39)	$(0.39)	$(0.42)	$(0.41)
Net asset value, end of period (x)	$9.88		$9.67	$10.27	$10.11	$9.37	$9.82
Total return (%) (r)(s)(t)(x)	3.98	(n)	(1.82)	5.43	12.23	(0.36)	10.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.95	0.90	0.92	0.92	0.88
Expenses after expense reductions (f)	0.80	(a)	0.80	0.75	0.77	0.77	0.77
Net investment income	3.63	(a)	3.87	3.80	4.01	4.20	4.28
Portfolio turnover	10	(n)	19	12	14	15	11
Net assets at end of period (000 omitted)	$86,824		$85,405	$114,430	$114,748	$104,478	$107,625

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$9.68		$10.28	$10.12	$9.38	$9.83	$9.32

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.32	$0.33	$0.34	$0.35
Net realized and unrealized gain (loss) on investments	0.20		(0.57)	0.15	0.73	(0.44)	0.50
Total from investment operations	$0.35		$(0.26)	$0.47	$1.06	$(0.10)	$0.85

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.30)	$(0.32)	$(0.33)	$(0.34)
From net realized gain on investments	—		(0.04)	(0.01)	—	(0.02)	—
Total distributions declared to shareholders	$(0.14)		$(0.34)	$(0.31)	$(0.32)	$(0.35)	$(0.34)
Net asset value, end of period (x)	$9.89		$9.68	$10.28	$10.12	$9.38	$9.83
Total return (%) (r)(s)(t)(x)	3.63	(n)	(2.50)	4.67	11.47	(1.05)	9.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.65	1.67	1.67	1.61
Expenses after expense reductions (f)	1.47	(a)	1.49	1.47	1.44	1.46	1.46
Net investment income	2.98	(a)	3.17	3.06	3.35	3.49	3.59
Portfolio turnover	10	(n)	19	12	14	15	11
Net assets at end of period (000 omitted)	$1,746		$2,059	$2,604	$2,078	$2,647	$4,425
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$10.74		$11.50	$11.22	$10.34	$10.93	$10.23

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.43	$0.43	$0.47	$0.47
Net realized and unrealized gain (loss) on investments	0.32		(0.79)	0.26	0.87	(0.60)	0.69
Total from investment operations	$0.53		$(0.36)	$0.69	$1.30	$(0.13)	$1.16

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.41)	$(0.42)	$(0.46)	$(0.45)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.19)		$(0.40)	$(0.41)	$(0.42)	$(0.46)	$(0.46)
Net asset value, end of period (x)	$11.08		$10.74	$11.50	$11.22	$10.34	$10.93
Total return (%) (r)(s)(t)(x)	5.00	(n)	(3.04)	6.19	12.80	(1.31)	11.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	0.86	0.88	0.87	0.88
Expenses after expense reductions (f)	0.87	(a)	0.88	0.86	0.88	0.87	0.88
Net investment income	3.81	(a)	3.94	3.73	3.99	4.30	4.35
Portfolio turnover	13	(n)	25	18	28	27	26
Net assets at end of period (000 omitted)	$162,029		$155,149	$188,291	$183,191	$171,142	$177,429

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$10.71		$11.47	$11.19	$10.31	$10.90	$10.20

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.34	$0.35	$0.39	$0.39
Net realized and unrealized gain (loss) on investments	0.33		(0.78)	0.26	0.87	(0.60)	0.69
Total from investment operations	$0.50		$(0.44)	$0.60	$1.22	$(0.21)	$1.08

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.32)	$(0.34)	$(0.38)	$(0.37)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.15)		$(0.32)	$(0.32)	$(0.34)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$11.06		$10.71	$11.47	$11.19	$10.31	$10.90
Total return (%) (r)(s)(t)(x)	4.72	(n)	(3.77)	5.41	12.00	(2.04)	10.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.61	1.63	1.62	1.63
Expenses after expense reductions (f)	1.63	(a)	1.63	1.61	1.63	1.62	1.63
Net investment income	3.07	(a)	3.20	2.98	3.26	3.56	3.61
Portfolio turnover	13	(n)	25	18	28	27	26
Net assets at end of period (000 omitted)	$5,611		$5,501	$7,019	$6,298	$8,178	$14,229

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$10.72		$11.48	$11.21	$10.33	$10.92	$10.22

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.34	$0.35	$0.38	$0.39
Net realized and unrealized gain (loss) on investments	0.33		(0.79)	0.25	0.87	(0.59)	0.69
Total from investment operations	$0.50		$(0.44)	$0.59	$1.22	$(0.21)	$1.08

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.32)	$(0.34)	$(0.38)	$(0.37)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.15)		$(0.32)	$(0.32)	$(0.34)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$11.07		$10.72	$11.48	$11.21	$10.33	$10.92
Total return (%) (r)(s)(t)(x)	4.71	(n)	(3.77)	5.31	11.97	(2.04)	10.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.61	1.63	1.62	1.63
Expenses after expense reductions (f)	1.63	(a)	1.63	1.61	1.63	1.62	1.63
Net investment income	3.06	(a)	3.20	2.98	3.24	3.55	3.59
Portfolio turnover	13	(n)	25	18	28	27	26
Net assets at end of period (000 omitted)	$24,827		$24,225	$36,508	$32,962	$28,780	$31,421
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class A
Net asset value, beginning of period	$11.58		$12.38	$12.17	$11.18	$11.71		$11.15

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.42	$0.45	$0.49		$0.51
Net realized and unrealized gain (loss) on investments	0.29		(0.76)	0.26	0.97	(0.55)		0.55
Total from investment operations	$0.50		$(0.33)	$0.68	$1.42	$(0.06)		$1.06

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.40)	$(0.43)	$(0.47)		$(0.48)
From net realized gain on investments	—		(0.06)	(0.07)	—	(0.00	)(w)	(0.02)
Total distributions declared to shareholders	$(0.20)		$(0.47)	$(0.47)	$(0.43)	$(0.47)		$(0.50)
Net asset value, end of period (x)	$11.88		$11.58	$12.38	$12.17	$11.18		$11.71
Total return (%) (r)(s)(t)(x)	4.34	(n)	(2.66)	5.59	12.92	(0.55)		9.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87	0.84	0.85	0.85		0.87
Expenses after expense reductions (f)	0.85	(a)	0.86	0.84	0.85	0.85		0.87
Net investment income	3.57	(a)	3.64	3.35	3.82	4.22		4.42
Portfolio turnover	5	(n)	17	18	24	20		12
Net assets at end of period (000 omitted)	$282,258		$278,717	$384,213	$357,793	$320,834		$346,345

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.84	0.83	0.84		0.85

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class B
Net asset value, beginning of period	$11.56		$12.37	$12.16	$11.17	$11.69		$11.14

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.33	$0.36	$0.40		$0.43
Net realized and unrealized gain (loss) on investments	0.29		(0.77)	0.26	0.98	(0.53)		0.53
Total from investment operations	$0.46		$(0.43)	$0.59	$1.34	$(0.13)		$0.96

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.31)	$(0.35)	$(0.39)		$(0.39)
From net realized gain on investments	—		(0.06)	(0.07)	—	(0.00	)(w)	(0.02)
Total distributions declared to shareholders	$(0.16)		$(0.38)	$(0.38)	$(0.35)	$(0.39)		$(0.41)
Net asset value, end of period (x)	$11.86		$11.56	$12.37	$12.16	$11.17		$11.69
Total return (%) (r)(s)(t)(x)	3.95	(n)	(3.47)	4.81	12.09	(1.20)		8.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.59	1.60	1.60		1.62
Expenses after expense reductions (f)	1.61	(a)	1.62	1.59	1.60	1.60		1.62
Net investment income	2.83	(a)	2.89	2.61	3.08	3.46		3.68
Portfolio turnover	5	(n)	17	18	24	20		12
Net assets at end of period (000 omitted)	$4,798		$5,082	$7,618	$7,793	$8,296		$11,331

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.59	1.58	1.59		1.60

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011		2010
Class C
Net asset value, beginning of period	$11.57		$12.37	$12.17	$11.17	$11.70		$11.15

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.32	$0.36	$0.40		$0.42
Net realized and unrealized gain (loss) on investments	0.29		(0.76)	0.26	0.98	(0.54)		0.54
Total from investment operations	$0.46		$(0.42)	$0.58	$1.34	$(0.14)		$0.96

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.31)	$(0.34)	$(0.39)		$(0.39)
From net realized gain on investments	—		(0.06)	(0.07)	—	(0.00	)(w)	(0.02)
Total distributions declared to shareholders	$(0.16)		$(0.38)	$(0.38)	$(0.34)	$(0.39)		$(0.41)
Net asset value, end of period (x)	$11.87		$11.57	$12.37	$12.17	$11.17		$11.70
Total return (%) (r)(s)(t)(x)	3.95	(n)	(3.39)	4.72	12.18	(1.29)		8.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.59	1.60	1.60		1.62
Expenses after expense reductions (f)	1.61	(a)	1.62	1.59	1.60	1.60		1.62
Net investment income	2.82	(a)	2.89	2.60	3.06	3.46		3.64
Portfolio turnover	5	(n)	17	18	24	20		12
Net assets at end of period (000 omitted)	$56,424		$56,314	$87,114	$75,895	$64,530		$68,989

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.59	1.58	1.59		1.60
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$9.99		$10.63	$10.36	$9.53	$10.04	$9.40

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.40	$0.42	$0.43	$0.43
Net realized and unrealized gain (loss) on investments	0.32		(0.66)	0.25	0.82	(0.52)	0.64
Total from investment operations	$0.51		$(0.27)	$0.65	$1.24	$(0.09)	$1.07

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.38)	$(0.41)	$(0.42)	$(0.43)
Net asset value, end of period (x)	$10.32		$9.99	$10.63	$10.36	$9.53	$10.04
Total return (%) (r)(s)(t)(x)	5.11	(n)	(2.52)	6.35	13.27	(0.97)	11.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.93	0.89	0.93	0.93	0.91
Expenses after expense reductions (f)	0.79	(a)	0.78	0.74	0.78	0.78	0.79
Net investment income	3.68	(a)	3.90	3.77	4.20	4.34	4.40
Portfolio turnover	13	(n)	21	15	21	21	12
Net assets at end of period (000 omitted)	$111,064		$110,449	$152,804	$133,328	$118,709	$113,411

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.74	0.78	0.78	0.79
See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$10.02		$10.65	$10.39	$9.55	$10.06	$9.43

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.32	$0.35	$0.36	$0.36
Net realized and unrealized gain (loss) on investments	0.31		(0.65)	0.24	0.83	(0.53)	0.62
Total from investment operations	$0.46		$(0.34)	$0.56	$1.18	$(0.17)	$0.98

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.30)	$(0.34)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$10.34		$10.02	$10.65	$10.39	$9.55	$10.06
Total return (%) (r)(s)(t)(x)	4.59	(n)	(3.16)	5.42	12.49	(1.74)	10.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.68	1.64	1.68	1.68	1.65
Expenses after expense reductions (f)	1.55	(a)	1.55	1.51	1.55	1.56	1.54
Net investment income	2.91	(a)	3.12	2.99	3.44	3.55	3.64
Portfolio turnover	13	(n)	21	15	21	21	12
Net assets at end of period (000 omitted)	$6,607		$6,936	$10,793	$10,524	$12,750	$20,864

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.51	1.54	1.56	1.54
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$11.78		$12.61	$12.38	$11.48	$12.04	$11.33

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.43	$0.43	$0.47	$0.50	$0.53
Net realized and unrealized gain (loss) on investments	0.35		(0.85)	0.22	0.89	(0.56)	0.68
Total from investment operations	$0.54		$(0.42)	$0.65	$1.36	$(0.06)	$1.21

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.41)	$(0.42)	$(0.46)	$(0.50)	$(0.49)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.41)	$(0.42)	$(0.46)	$(0.50)	$(0.50)
Net asset value, end of period (x)	$12.14		$11.78	$12.61	$12.38	$11.48	$12.04
Total return (%) (r)(s)(t)(x)	4.64	(n)	(3.31)	5.24	12.02	(0.59)	10.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.89	0.86	0.88	0.88	0.90
Expenses after expense reductions (f)	0.89	(a)	0.89	0.86	0.88	0.88	0.90
Net investment income	3.19	(a)	3.59	3.42	3.94	4.20	4.47
Portfolio turnover	12	(n)	24	15	19	26	14
Net assets at end of period (000 omitted)	$169,088		$166,428	$220,370	$194,840	$166,413	$165,017

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$11.77		$12.61	$12.37	$11.47	$12.04	$11.33

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.34	$0.34	$0.38	$0.41	$0.44
Net realized and unrealized gain (loss) on investments	0.35		(0.86)	0.22	0.89	(0.57)	0.68
Total from investment operations	$0.50		$(0.52)	$0.56	$1.27	$(0.16)	$1.12

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.32)	$(0.37)	$(0.41)	$(0.40)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.14)		$(0.32)	$(0.32)	$(0.37)	$(0.41)	$(0.41)
Net asset value, end of period (x)	$12.13		$11.77	$12.61	$12.37	$11.47	$12.04
Total return (%) (r)(s)(t)(x)	4.25	(n)	(4.11)	4.55	11.20	(1.41)	9.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.64	1.61	1.63	1.63	1.65
Expenses after expense reductions (f)	1.64	(a)	1.64	1.61	1.63	1.63	1.65
Net investment income	2.45	(a)	2.84	2.67	3.20	3.45	3.73
Portfolio turnover	12	(n)	24	15	19	26	14
Net assets at end of period (000 omitted)	$4,747		$5,125	$7,421	$6,698	$6,928	$9,438
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$10.27		$10.96	$10.76	$9.97	$10.40	$9.84

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.39	$0.43	$0.43	$0.45
Net realized and unrealized gain (loss) on investments	0.29		(0.70)	0.18	0.78	(0.44)	0.56
Total from investment operations	$0.45		$(0.35)	$0.57	$1.21	$(0.01)	$1.01

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.37)	$(0.42)	$(0.42)	$(0.42)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.37)	$(0.42)	$(0.42)	$(0.45)
Net asset value, end of period (x)	$10.56		$10.27	$10.96	$10.76	$9.97	$10.40
Total return (%) (r)(s)(t)(x)	4.36	(n)	(3.15)	5.33	12.31	(0.14)	10.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	0.89	0.91	0.91	0.91
Expenses after expense reductions (f)	0.93	(a)	0.94	0.89	0.91	0.91	0.91
Net investment income	3.10	(a)	3.42	3.51	4.08	4.13	4.36
Portfolio turnover	13	(n)	26	20	14	18	20
Net assets at end of period (000 omitted)	$106,305		$104,102	$133,911	$117,095	$107,334	$125,641

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$10.26		$10.95	$10.75	$9.97	$10.39	$9.83

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.28	$0.30	$0.35	$0.35	$0.37
Net realized and unrealized gain (loss) on investments	0.29		(0.71)	0.19	0.77	(0.43)	0.57
Total from investment operations	$0.41		$(0.43)	$0.49	$1.12	$(0.08)	$0.94

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.29)	$(0.34)	$(0.34)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.12)		$(0.26)	$(0.29)	$(0.34)	$(0.34)	$(0.38)
Net asset value, end of period (x)	$10.55		$10.26	$10.95	$10.75	$9.97	$10.39
Total return (%) (r)(s)(t)(x)	3.97	(n)	(3.88)	4.55	11.37	(0.78)	9.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.69	1.64	1.66	1.66	1.66
Expenses after expense reductions (f)	1.68	(a)	1.69	1.64	1.66	1.65	1.66
Net investment income	2.35	(a)	2.68	2.76	3.34	3.38	3.63
Portfolio turnover	13	(n)	26	20	14	18	20
Net assets at end of period (000 omitted)	$1,905		$1,893	$2,727	$2,535	$3,116	$4,907
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$11.05		$11.69	$11.52	$10.67	$11.24	$10.54

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.42	$0.45	$0.47	$0.49
Net realized and unrealized gain (loss) on investments	0.27		(0.64)	0.15	0.83	(0.57)	0.69
Total from investment operations	$0.46		$(0.24)	$0.57	$1.28	$(0.10)	$1.18

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.40)	$(0.40)	$(0.43)	$(0.46)	$(0.48)
From net realized gain on investments	—		—	—	—	(0.01)	(0.00	)(w)
Total distributions declared to shareholders	$(0.18)		$(0.40)	$(0.40)	$(0.43)	$(0.47)	$(0.48)
Net asset value, end of period (x)	$11.33		$11.05	$11.69	$11.52	$10.67	$11.24
Total return (%) (r)(s)(t)(x)	4.20	(n)	(2.02)	4.99	12.21	(1.03)	11.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.86	0.86	0.86	0.87
Expenses after expense reductions (f)	0.88	(a)	0.88	0.86	0.86	0.86	0.87
Net investment income	3.44	(a)	3.65	3.57	3.99	4.23	4.40
Portfolio turnover	9	(n)	24	11	24	21	15
Net assets at end of period (000 omitted)	$262,800		$257,695	$335,395	$317,117	$292,027	$302,736

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.87	(a)	0.87	0.85	0.85	0.85	0.86

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$11.05		$11.68	$11.51	$10.66	$11.24	$10.53

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.33	$0.36	$0.39	$0.40
Net realized and unrealized gain (loss) on investments	0.26		(0.64)	0.15	0.84	(0.58)	0.70
Total from investment operations	$0.41		$(0.32)	$0.48	$1.20	$(0.19)	$1.10

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.31)	$(0.35)	$(0.38)	$(0.39)
From net realized gain on investments	—		—	—	—	(0.01)	(0.00	)(w)
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.31)	$(0.35)	$(0.39)	$(0.39)
Net asset value, end of period (x)	$11.32		$11.05	$11.68	$11.51	$10.66	$11.24
Total return (%) (r)(s)(t)(x)	3.72	(n)	(2.67)	4.21	11.38	(1.85)	10.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.61	1.61	1.61	1.62
Expenses after expense reductions (f)	1.63	(a)	1.64	1.61	1.61	1.61	1.62
Net investment income	2.69	(a)	2.90	2.83	3.25	3.47	3.66
Portfolio turnover	9	(n)	24	11	24	21	15
Net assets at end of period (000 omitted)	$2,157		$2,212	$3,425	$3,781	$4,159	$6,558

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.62	(a)	1.63	1.60	1.60	1.60	1.61

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class C
Net asset value, beginning of period	$11.05		$11.68	$11.51	$10.67	$11.24	$10.54

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.33	$0.36	$0.39	$0.40
Net realized and unrealized gain (loss) on investments	0.27		(0.64)	0.15	0.83	(0.58)	0.69
Total from investment operations	$0.42		$(0.32)	$0.48	$1.19	$(0.19)	$1.09

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.31)	$(0.35)	$(0.37)	$(0.39)
From net realized gain on investments	—		—	—	—	(0.01)	(0.00	)(w)
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.31)	$(0.35)	$(0.38)	$(0.39)
Net asset value, end of period (x)	$11.33		$11.05	$11.68	$11.51	$10.67	$11.24
Total return (%) (r)(s)(t)(x)	3.81	(n)	(2.67)	4.21	11.27	(1.77)	10.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.61	1.61	1.61	1.62
Expenses after expense reductions (f)	1.63	(a)	1.64	1.61	1.61	1.61	1.62
Net investment income	2.69	(a)	2.90	2.81	3.24	3.47	3.63
Portfolio turnover	9	(n)	24	11	24	21	15
Net assets at end of period (000 omitted)	$25,098		$25,163	$35,878	$32,519	$30,726	$29,660

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.62	(a)	1.63	1.60	1.60	1.60	1.61
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class A
Net asset value, beginning of period	$10.93		$11.60	$11.49	$10.61	$10.98	$10.36

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.40	$0.43	$0.44	$0.45
Net realized and unrealized gain (loss) on investments	0.28		(0.69)	0.09	0.86	(0.39)	0.60
Total from investment operations	$0.47		$(0.30)	$0.49	$1.29	$0.05	$1.05

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.38)	$(0.41)	$(0.42)	$(0.42)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.17)		$(0.37)	$(0.38)	$(0.41)	$(0.42)	$(0.43)
Net asset value, end of period (x)	$11.23		$10.93	$11.60	$11.49	$10.61	$10.98
Total return (%) (r)(s)(t)(x)	4.36	(n)	(2.54)	4.32	12.32	0.41	10.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.88	0.88	0.89	0.90
Expenses after expense reductions (f)	0.90	(a)	0.90	0.88	0.88	0.89	0.90
Net investment income	3.37	(a)	3.58	3.44	3.81	3.98	4.12
Portfolio turnover	13	(n)	17	14	14	17	12
Net assets at end of period (000 omitted)	$121,064		$119,721	$153,032	$143,789	$128,450	$133,244

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/14 (unaudited)		Years ended 3/31
			2014	2013	2012	2011	2010
Class B
Net asset value, beginning of period	$10.93		$11.59	$11.49	$10.61	$10.97	$10.36

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.31	$0.34	$0.36	$0.37
Net realized and unrealized gain (loss) on investments	0.28		(0.68)	0.09	0.86	(0.38)	0.59
Total from investment operations	$0.43		$(0.37)	$0.40	$1.20	$(0.02)	$0.96

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.30)	$(0.32)	$(0.34)	$(0.34)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.13)		$(0.29)	$(0.30)	$(0.32)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$11.23		$10.93	$11.59	$11.49	$10.61	$10.97
Total return (%) (r)(s)(t)(x)	3.97	(n)	(3.18)	3.46	11.48	(0.24)	9.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.68	1.63	1.63	1.64	1.66
Expenses after expense reductions (f)	1.65	(a)	1.65	1.63	1.63	1.64	1.65
Net investment income	2.62	(a)	2.83	2.69	3.08	3.23	3.39
Portfolio turnover	13	(n)	17	14	14	17	12
Net assets at end of period (000 omitted)	$1,223		$1,291	$1,890	$2,220	$2,925	$4,639
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a diversified series of MFS Municipal Series Trust, (with the exception of Mississippi Fund and West Virginia Fund which are non-diversified), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments

Notes to Financial Statements (unaudited) – continued

and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments at Value
Municipal Bonds	$—	$86,812,991	$—	$86,812,991
Mutual Funds	764,055	—	—	764,055
Total Investments	$764,055	$86,812,991	$—	$87,577,046

New York Fund
Investments at Value
Municipal Bonds	$—	$189,223,320	$—	$189,223,320
Mutual Funds	927,416	—	—	927,416
Total Investments	$927,416	$189,223,320	$—	$190,150,736

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$336,672,729	$—	$336,672,729
Mutual Funds	2,396,187	—	—	2,396,187
Total Investments	$2,396,187	$336,672,729	$—	$339,068,916

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$116,316,816	$—	$116,316,816
Mutual Funds	52	—	—	52
Total Investments	$52	$116,316,816	$—	$116,316,868

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$168,843,051	$—	$168,843,051
Mutual Funds	1,131,380	—	—	1,131,380
Total Investments	$1,131,380	$168,843,051	$—	$169,974,431

Tennessee Fund
Investments at Value
Municipal Bonds	$—	$106,940,727	$—	$106,940,727
Mutual Funds	374,880	—	—	374,880
Total Investments	$374,880	$106,940,727	$—	$107,315,607

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Virginia Fund
Investments at Value
Municipal Bonds	$—	$291,904,797	$—	$291,904,797
Mutual Funds	1,751,306	—	—	1,751,306
Total Investments	$1,751,306	$291,904,797	$—	$293,656,103

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$119,890,679	$—	$119,890,679
Mutual Funds	1,631,519	—	—	1,631,519
Total Investments	$1,631,519	$119,890,679	$—	$121,522,198

For further information regarding security characteristics, see the Portfolios of Investments.

Inverse Floaters – The Pennsylvania Fund and the Virginia Fund invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in the Statements of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets as reported in the Virginia Fund’s Statements of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2014, the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets was $5,002,350 and the interest rate on the floating rate certificates issued by the trust was 0.05%. For the six months ended September 30, 2014, the Virginia Fund’s average payable to the holders of the floating rate certificates from trust assets was $5,003,253 at a weighted average interest rate of 0.07%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2014, the Virginia Fund’s interest expense and fees in connection with self-deposited inverse floaters were $15,363. As of September 30, 2014, the Pennsylvania Fund held primary market inverse floating rate securities which are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Notes to Financial Statements (unaudited) – continued

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. For each fund, this amount, for the six months ended September 30, 2014, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/14	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$206,918	$—	$40,014	$—	$101,054	$—	$—	$—
Tax-exempt income	3,710,354	7,261,983	12,997,029	4,898,095	6,473,427	3,839,305	11,082,069	4,610,142
Long-term capital gain	133,285	—	1,752,714	—	—	—	—	—
Total distributions	$4,050,557	$7,261,983	$14,789,757	$4,898,095	$6,574,481	$3,839,305	$11,082,069	$4,610,142

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/14	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$81,212,965	$174,866,500	$312,470,335	$107,853,803
Gross appreciation	6,504,274	15,706,294	26,853,125	8,538,367
Gross depreciation	(140,193)	(422,058)	(254,544)	(75,302)
Net unrealized appreciation (depreciation)	$6,364,081	$15,284,236	$26,598,581	$8,463,065

As of 3/31/14
Undistributed tax-exempt income	319,158	555,992	1,111,605	366,808
Capital loss carryforwards	(2,352,896)	(6,941,803)	(12,245,489)	(4,647,284)
Post-October capital loss deferral	(101,763)	(426,034)	(53,343)	(576,816)
Other temporary differences	(270,796)	(569,595)	(1,007,033)	(356,268)
Net unrealized appreciation (depreciation)	4,164,285	8,984,177	17,564,924	4,464,024

Notes to Financial Statements (unaudited) – continued

As of 9/30/14	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$159,892,285	$100,319,996	$270,355,132	$113,998,975
Gross appreciation	10,786,415	7,230,958	20,406,933	7,615,244
Gross depreciation	(704,269)	(235,347)	(2,108,312)	(92,021)
Net unrealized appreciation (depreciation)	$10,082,146	$6,995,611	$18,298,621	$7,523,223

As of 3/31/14
Undistributed ordinary income	46,957	11,636	127,881	—
Undistributed tax-exempt income	464,114	759,855	689,965	344,905
Capital loss carryforwards	(7,378,045)	(2,848,339)	(7,717,195)	(3,817,280)
Post-October capital loss deferral	(503,012)	(548,888)	(904,271)	(419,973)
Other temporary differences	(491,801)	(288,861)	(890,963)	(355,586)
Net unrealized appreciation (depreciation)	5,374,370	3,385,650	9,527,584	3,255,041

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2014 each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:	New York Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
3/31/17	$—	$(310,955)	$—	$—	$—	$—
3/31/18	—	(139,728)	(620,248)	—	—	(314,556)
3/31/19	(1,676,455)	(847,239)	(825,001)	(57,345)	(203,621)	—
Total	$(1,676,455)	$(1,297,922)	$(1,445,249)	$(57,345)	$(203,621)	$(314,556)

Post-enactment losses which are characterized as follows:	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Short-Term	$(627,503)	$(3,473,144)	$(8,216,019)	$(2,455,188)	$(3,451,562)	$(2,022,390)	$(3,377,014)	$(1,053,477)
Long-Term	(1,725,393)	(1,792,204)	(4,029,470)	(894,174)	(2,481,234)	(768,604)	(4,136,560)	(2,449,247)
Total	$(2,352,896)	$(5,265,348)	$(12,245,489)	$(3,349,362)	$(5,932,796)	$(2,790,994)	$(7,513,574)	$(3,502,724)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14
Class A	$1,510,444	$3,638,991	$2,816,021	$6,214,089	$4,741,565	$10,949,024	$1,938,612	$4,652,323
Class B	27,939	71,223	78,201	180,165	65,493	165,716	90,995	245,772
Class C	—	—	345,567	867,729	742,336	1,882,289	—	—
Total	$1,538,383	$3,710,214	$3,239,789	$7,261,983	$5,549,394	$12,997,029	$2,029,607	$4,898,095

Notes to Financial Statements (unaudited) – continued

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14
Class A	$2,557,829	$6,412,125	$1,573,219	$3,780,694	$4,234,730	$10,164,248	$1,880,411	$4,569,555
Class B	57,523	162,356	21,358	58,611	27,205	77,252	15,175	40,587
Class C	—	—	—	—	312,542	840,569	—	—
Total	$2,615,352	$6,574,481	$1,594,577	$3,839,305	$4,574,477	$11,082,069	$1,895,586	$4,610,142

From net realized gain on investments

	Mississippi Fund		North Carolina Fund
	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14
Class A	$—	$332,347	$—	$1,450,638
Class B	—	7,996	—	28,191
Class C	—	—	—	313,899
Total	$—	$340,343	$—	$1,792,728

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2014, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$2,075	$4,472	$8,063	$2,793	$4,074	$2,548	$6,819	$2,868

The management fee incurred for the six months ended September 30, 2014 was equivalent to an annual effective rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of the funds’ average daily net assets for Class A, Class B and Class C shares:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.91%	0.94%	0.89%	0.90%
Class B	1.65%	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.65%	1.68%	N/A	N/A	1.64%	N/A

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2015. For the six months ended September 30, 2014, this reduction amounted to $15,156 for the West Virginia Fund, and is included in the reduction of total expenses in the Statements of Operations. For the six months ended September 30, 2014, the actual operating expenses for the New York Fund, North Carolina Fund, South Carolina Fund, Tennessee Fund and Virginia Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses under these agreements.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2014, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$10,735	$18,064	$30,025	$18,975	$29,842	$11,285	$17,395	$12,907

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$107,537
New York Fund	—	0.25%	0.25%	0.25%	199,100
North Carolina Fund	—	0.25%	0.25%	0.25%	350,688
Pennsylvania Fund	—	0.25%	0.25%	0.10%	139,646
South Carolina Fund	—	0.25%	0.25%	0.25%	209,730
Tennessee Fund	—	0.25%	0.25%	0.25%	132,637
Virginia Fund	—	0.25%	0.25%	0.25%	327,265
West Virginia Fund	—	0.25%	0.25%	0.25%	150,438

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.76%	$9,791
New York Fund	0.75%	0.25%	1.00%	1.00%	27,997
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	24,872
Pennsylvania Fund	0.75%	0.25%	1.00%	0.86%	33,666
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	24,965
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	9,628
Virginia Fund	0.75%	0.25%	1.00%	1.00%	10,943
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	6,378

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$123,978
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	282,271
Virginia Fund	0.75%	0.25%	1.00%	1.00%	125,889

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$117,328	$351,075	$657,831	$173,312	$234,695	$142,265	$464,097	$156,816

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2014, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$1,839	$3,436	$4,647	$87	$1,823	$593	$1,974	$1,129
Class B	—	—	—	—	3	—	—	—
Class C	N/A	—	—	N/A	N/A	N/A	15	N/A

Mississippi Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. This reduction amounted to $64,523 which is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. This reduction amounted to $2,329 which is included in the reduction of total expenses in the Statements of Operations.

Notes to Financial Statements (unaudited) – continued

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2015. This reduction amounted to $83,788 which is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2015. This reduction amounted to $4,662 which is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2014, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$—	$299	$470	$2,798	$123	$—	$—	$6
Class B	3,104	2,850	2,233	5,666	5,099	875	1,309	1,676
Class C	N/A	1,561	481	N/A	N/A	N/A	1,138	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2014, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$4,025	$12,465	$17,179	$10,098	$7,860	$4,725	$17,708	$5,747
Percent of average daily net assets	0.0091%	0.0131%	0.0100%	0.0170%	0.0091%	0.0087%	0.0122%	0.0094%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$27,248	$51,061	$123,510	$41,393	$60,459	$38,525	$98,057	$47,035

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2014 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0255%	0.0188%	0.0162%	0.0223%	0.0194%	0.0232%	0.0168%	0.0221%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$66	$59	$300	$68	$291	$59	$300	$289

Notes to Financial Statements (unaudited) – continued

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$3,094	$4,043	$6,473	$3,066	$6,489	$4,020	$6,492	$6,487

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. Frank L. Tarantino serves as the ICCO and is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended September 30, 2014, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$162	$347	$628	$218	$318	$199	$532	$224

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are included in the reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$89	$192	$347	$120	$176	$110	$294	$124

On October 31, 2014, Mr. Tarantino resigned as ICCO and the service agreement between the funds and Tarantino LLC for the services of an ICCO was terminated. Effective November 1, 2014, the funds entered into a service agreement which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO). Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended September 30, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$8,684,248	$28,029,403	$18,046,854	$15,661,755	$19,773,760	$15,244,533	$27,925,584	$17,164,024
Sales	$9,150,749	$23,947,600	$23,530,391	$15,307,915	$20,941,249	$13,334,004	$26,118,837	$14,915,129

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six months ended 9/30/14		Year ended 3/31/14		Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	260,831	$2,559,029	575,806	$5,658,252	464,679	$5,089,402	886,597	$9,575,536
Class B	1,510	14,873	8,716	84,582	20,364	222,041	47,536	516,424
Class C	—	—	—	—	130,265	1,420,376	195,403	2,118,296
	262,341	$2,573,902	584,522	$5,742,834	615,308	$6,731,819	1,129,536	$12,210,256

Shares issued to shareholders in reinvestment of distributions
Class A	131,451	$1,291,477	343,903	$3,338,405	215,286	$2,366,277	471,435	$5,070,665
Class B	2,357	23,171	6,898	66,945	5,280	57,884	12,361	132,696
Class C	—	—	—	—	25,943	284,828	64,519	693,866
	133,808	$1,314,648	350,801	$3,405,350	246,509	$2,708,989	548,315	$5,897,227

Shares reacquired
Class A	(439,389)	$(4,304,718)	(3,225,089)	$(31,421,792)	(514,105)	$(5,631,841)	(3,284,151)	$(35,123,279)
Class B	(40,136)	(393,685)	(56,128)	(540,149)	(31,850)	(347,781)	(158,271)	(1,697,378)
Class C	—	—	—	—	(172,904)	(1,890,067)	(1,180,041)	(12,663,958)
	(479,525)	$(4,698,403)	(3,281,217)	$(31,961,941)	(718,859)	$(7,869,689)	(4,622,463)	$(49,484,615)

Net change
Class A	(47,107)	$(454,212)	(2,305,380)	$(22,425,135)	165,860	$1,823,838	(1,926,119)	$(20,477,078)
Class B	(36,269)	(355,641)	(40,514)	(388,622)	(6,206)	(67,856)	(98,374)	(1,048,258)
Class C	—	—	—	—	(16,696)	(184,863)	(920,119)	(9,851,796)
	(83,376)	$(809,853)	(2,345,894)	$(22,813,757)	142,958	$1,571,119	(2,944,612)	$(31,377,132)

	North Carolina Fund				Pennsylvania Fund
	Six months ended 9/30/14		Year ended 3/31/14		Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,177,885	$13,873,477	4,263,997	$49,668,448	572,735	$5,843,738	1,112,266	$11,349,810
Class B	6,322	74,531	9,396	109,323	2,285	23,355	47,744	477,545
Class C	248,507	2,928,441	339,546	4,050,516	—	—	—	—
	1,432,714	$16,876,449	4,612,939	$53,828,287	575,020	$5,867,093	1,160,010	$11,827,355

Shares issued to shareholders in reinvestment of distributions
Class A	333,079	$3,932,253	868,752	$10,078,524	162,832	$1,666,909	380,223	$3,800,493
Class B	5,136	60,549	15,432	178,660	8,269	84,848	22,144	222,035
Class C	52,532	619,640	152,744	1,769,562	—	—	—	—
	390,747	$4,612,442	1,036,928	$12,026,746	171,101	$1,751,757	402,367	$4,022,528

Shares reacquired
Class A	(1,821,922)	$(21,426,776)	(12,087,936)	$(140,094,622)	(1,024,696)	$(10,458,462)	(4,819,535)	$(48,046,071)
Class B	(46,524)	(546,457)	(201,334)	(2,333,806)	(64,201)	(655,354)	(390,625)	(3,887,824)
Class C	(414,952)	(4,878,276)	(2,664,955)	(30,823,685)	—	—	—	—
	(2,283,398)	$(26,851,509)	(14,954,225)	$(173,252,113)	(1,088,897)	$(11,113,816)	(5,210,160)	$(51,933,895)

Net change
Class A	(310,958)	$(3,621,046)	(6,955,187)	$(80,347,650)	(289,129)	$(2,947,815)	(3,327,046)	$(32,895,768)
Class B	(35,066)	(411,377)	(176,506)	(2,045,823)	(53,647)	(547,151)	(320,737)	(3,188,244)
Class C	(113,913)	(1,330,195)	(2,172,665)	(25,003,607)	—	—	—	—
	(459,937)	$(5,362,618)	(9,304,358)	$(107,397,080)	(342,776)	$(3,494,966)	(3,647,783)	$(36,084,012)

Notes to Financial Statements (unaudited) – continued

	South Carolina Fund				Tennessee Fund
	Six months ended 9/30/14		Year ended 3/31/14		Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	703,405	$8,453,532	1,134,961	$13,565,974	443,876	$4,643,123	1,004,199	$10,475,503
Class B	105	1,254	19,670	239,208	2,166	22,335	12,313	131,482
	703,510	$8,454,786	1,154,631	$13,805,182	446,042	$4,665,458	1,016,512	$10,606,985

Shares issued to shareholders in reinvestment of distributions
Class A	188,495	$2,270,942	466,084	$5,517,503	129,751	$1,362,072	306,456	$3,160,087
Class B	4,621	55,627	13,030	154,200	1,784	18,708	4,624	47,634
	193,116	$2,326,569	479,114	$5,671,703	131,535	$1,380,780	311,080	$3,207,721

Shares reacquired
Class A	(1,093,519)	$(13,134,459)	(4,941,166)	$(58,277,211)	(647,665)	$(6,779,848)	(3,390,425)	$(34,817,044)
Class B	(48,884)	(587,829)	(185,895)	(2,209,472)	(7,986)	(83,864)	(81,470)	(827,778)
	(1,142,403)	$(13,722,288)	(5,127,061)	$(60,486,683)	(655,651)	$(6,863,712)	(3,471,895)	$(35,644,822)

Net change
Class A	(201,619)	$(2,409,985)	(3,340,121)	$(39,193,734)	(74,038)	$(774,653)	(2,079,770)	$(21,181,454)
Class B	(44,158)	(530,948)	(153,195)	(1,816,064)	(4,036)	(42,821)	(64,533)	(648,662)
	(245,777)	$(2,940,933)	(3,493,316)	$(41,009,798)	(78,074)	$(817,474)	(2,144,303)	$(21,830,116)

	Virginia Fund				West Virginia Fund
	Six months ended 9/30/14		Year ended 3/31/14		Six months ended 9/30/14		Year ended 3/31/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	873,174	$9,818,330	4,042,736	$44,558,000	351,079	$3,922,943	371,723	$4,105,536
Class B	9,615	108,663	4,151	45,221	40	451	4,462	52,185
Class C	157,084	1,765,172	159,258	1,785,055	—	—	—	—
	1,039,873	$11,692,165	4,206,145	$46,388,276	351,119	$3,923,394	376,185	$4,157,721

Shares issued to shareholders in reinvestment of distributions
Class A	309,060	$3,485,431	744,828	$8,228,957	155,097	$1,732,760	377,576	$4,130,912
Class B	1,972	22,212	5,459	60,312	1,157	12,921	2,985	32,631
Class C	24,133	272,063	63,773	704,012	—	—	—	—
	335,165	$3,779,706	814,060	$8,993,281	156,254	$1,745,681	380,561	$4,163,543

Shares reacquired
Class A	(1,297,980)	$(14,588,847)	(10,176,045)	$(112,159,693)	(678,126)	$(7,547,978)	(2,990,501)	$(32,492,522)
Class B	(21,323)	(239,407)	(102,606)	(1,128,884)	(10,368)	(115,545)	(52,396)	(568,143)
Class C	(242,280)	(2,715,206)	(1,017,050)	(11,179,930)	—	—	—	—
	(1,561,583)	$(17,543,460)	(11,295,701)	$(124,468,507)	(688,494)	$(7,663,523)	(3,042,897)	$(33,060,665)

Net change
Class A	(115,746)	$(1,285,086)	(5,388,481)	$(59,372,736)	(171,950)	$(1,892,275)	(2,241,202)	$(24,256,074)
Class B	(9,736)	(108,532)	(92,996)	(1,023,351)	(9,171)	(102,173)	(44,949)	(483,327)
Class C	(61,063)	(677,971)	(794,019)	(8,690,863)	—	—	—	—
	(186,545)	$(2,071,589)	(6,275,496)	$(69,086,950)	(181,121)	$(1,994,448)	(2,286,151)	$(24,739,401)

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2014, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$178	$373	$690	$239	$346	$213	$578	$246
Interest Expense	—	—	—	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2014, are as follows:

	Underlying Affiliated Fund - MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Mississippi Fund	1,231,523	10,316,726	(10,784,194)	764,055
New York Fund	2,613,642	26,172,385	(27,858,611)	927,416
North Carolina Fund	435,865	32,577,838	(30,617,516)	2,396,187
Pennsylvania Fund	3,151,391	16,694,974	(19,846,313)	52
South Carolina Fund	2,792,200	25,600,374	(27,261,194)	1,131,380
Tennessee Fund	1,662,126	15,557,981	(16,845,227)	374,880
Virginia Fund	3,097,091	26,382,984	(27,728,769)	1,751,306
West Virginia Fund	99	19,101,792	(17,470,372)	1,631,519

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$523	$764,055
New York Fund	—	—	1,410	927,416
North Carolina Fund	—	—	1,576	2,396,187
Pennsylvania Fund	—	—	1,144	52
South Carolina Fund	—	—	1,307	1,131,380
Tennessee Fund	—	—	780	374,880
Virginia Fund	—	—	1,332	1,751,306
West Virginia Fund	—	—	898	1,631,519

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and 3rd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the

Board Review of Investment Advisory Agreement – continued

4th quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2013 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the and “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. The Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 14, 2014

*	Print name and title of each signing officer under his or her signature.